JUNE 30 2001                                                  SEMI-ANNUAL REPORT
                                               STATE FARM VARIABLE PRODUCT TRUST





                                                            [LOGO OF STATE FARM]

                                        STATE FARM'S VARIABLE DEFERRED ANNUITY &
                                  STATE FARM'S VARIABLE UNIVERSAL LIFE INSURANCE

                                                   -----------------------------
     SERVICE                                         is only a phone call away
                                                   -----------------------------


                                 1-888-702-2307


                    Contact your local State Farm Agent or
                    call our Variable Products Administration
                    Department toll free, at 1-888-702-2307.

                    Unit prices are available to you
                    24 hours a day, 7 days a week.

                    Variable Operations Representative available 7 a.m. - 7 p.m. Central Time Monday through Friday.

                    By providing telephone authorization, and having your Personal Identification Number (PIN), you can:

                      Obtain account values (24 hrs a day)
                      Obtain answers specific to your policy
                      Transfer assets among funds
                      Change your premium allocation
                      Change your PIN
                      Change your existing dollar cost averaging
                      Change your existing portfolio rebalancing
                      Request a policy withdrawal
                      Request a policy loan
                        (Variable Universal Life only)




---------------------------------
    Not     * No Bank Guarantee
   FDIC     * May Lose Value
  Insured
---------------------------------      Visit our homepage www.statefarm.com(R)

Variable Deferred Annuity (VA) policy series 97040 & 97090 in all states except MT, NY, WI; 97090 in MT; A97040 & A97090 in NY, WI.

Variable Universal Life (VUL) policy series 97035, and also 97036 in TX, except MT, NY, WI; 97085 in MT; A97035 in NY & WI.

                                                            [PHOTO APPEARS HERE]

Message from Susan D. Waring

As we reflect on the first half of 2001, we have seen some noticeable changes in the markets and inside State Farm.

First, about the market... If you are like me, you are unsure what the short term is going to bring. Where is the market going? The reality is that no one can know for certain. In these times, remember your commitment to your long-term goals. That is your compass, and it is State Farm's compass. It is that long-term view that will guide us on our financial journey.

The recent market volatility affected the investment performance of the variable products subaccounts. Please remember that the value of your contributions to the variable subaccounts will fluctuate over time, based on the performance of the underlying investment options you selected. That said, the reasons for owning a variable annuity or variable universal life policy remain valid - to provide a long-term asset accumulation vehicle or meet your life insurance needs.

With your needs in mind, State Farm has recently enhanced the variable deferred annuity death benefit. This enhancement can help to protect the amount your beneficiaries would receive if you should die at a time when the underlying investment options are not performing well.

Second, about State Farm... We have seen some changes too. After 45 years of loyal service, Executive Vice President Roger Tompkins retired in June. Rest assured, even though we have changed leadership, our commitment and values have not changed. I feel honored to be elected to carry on the traditions Roger and those before him started.

We are dedicated to helping you protect your financial future, your assets and your beneficiaries. That's why we take care to maintain the highest ratings for financial strength and claims-paying ability.* Again this year, we received the highest ratings available from A.M. Best, Moody's, Standard & Poor's, Fitch and Weiss.

If you have questions about this semi-annual report or about your insurance and financial needs, please contact your "good neighbor" registered agent to schedule an insurance checkup. Your State Farm agent would be happy to help you make sure your protection and planning needs are keeping pace with your changing lifestyle and goals.

Thank you for your confidence in State Farm. We will continue to work hard to provide high-quality products and service as well as offer prudently managed investment portfolios and a family of companies you can depend on.

/s/ Susan D. Waring

Susan D. Waring

Senior Vice President and Chief Administrative Officer
State Farm Life Insurance Company
(not licensed in New York or Wisconsin)
State Farm Life and Accident Assurance Company
(licensed in New York and Wisconsin)

* These ratings are relevant only to the fixed account and other guaranteed amounts; they do not apply to the variable account portion of your policy.

                               Table of Contents

The Economy and Markets ................................................   3

Portfolio of Investments

  Large Cap Equity Index Fund ..........................................   9
  Small Cap Equity Index Fund ..........................................  15
  International Equity Index Fund ......................................  38
  Stock & Bond Balanced Fund ...........................................  46
  Bond Fund ............................................................  47
  Money Market Fund ....................................................  50

Financial Statements

  Statements of Assets and Liabilities .................................  52
  Statements of Operations .............................................  54
  Statements of Changes in Net Assets ..................................  56
  Notes to Financial Statements ........................................  58
Financial Highlights ...................................................  64
Notice of Withholding Election

This report must be accompanied or preceded by a prospectus.

Message to Variable Product Customers from Kurt Moser
Senior Vice President of State Farm Investment Management Corp.

[PHOTO APPEARS HERE]

The general trends which existed in financial markets during the last half of 2000 have more or less continued over the past six months. Common stock markets have been choppy with prices in many sectors of the markets declining as corporate profits have fallen significantly. Interest rates on good quality bonds with short and intermediate maturities have moved sharply lower causing their prices to increase. However, yields on long-term bonds have tended to rise somewhat since year-end 2000 resulting in a decline in their prices.

Recent investment results of the State Farm Variable Product Trust Funds have reflected these trends. Net asset values of the Bond Fund and Small Cap Equity Index Fund have improved over the last six months, while net asset values of the Large Cap Equity Index Fund, International Equity Index Fund and Stock and Bond Balanced Fund have declined.

You have undoubtedly noticed that it is not unusual for net asset values of the various Funds to change differently during a time period because each has unique objectives and orientations. The net asset value of each Fund is calculated by aggregating values of all investments and other assets held by the Fund, subtracting the Fund's liabilities, and then dividing by the number of shares outstanding. The value of each investment is determined by multiplying the price of each security times the amount held.

Prices for individual securities are established in financial markets. Financial markets regularly attempt to establish prices as investors and speculators enter into transactions after considering many factors. These factors become quite complex when they are somehow melded into the price of a stock or bond. Although probably not a complete list, it seems that investors consistently consider the following fundamental matters when making purchase and sale decisions in stock and bond markets:

Common Stocks and Bonds

 . Conditions in domestic and international economies

 . Level and anticipated direction of interest rates

 . Financial health of issuer of securities

 . Competitive position of issuer in relevant markets for its products and/or services

 . Ease of buying or selling security readily -- often called liquidity

Common Stocks

 . Ability of company to grow revenues, earnings and dividends

 . Relative price of stock after considering valuation metrics (such as price/earnings ratio, earnings growth rate, dividend yield, book value, etc.)

Bonds

 . Maturity date

 . Credit quality or capability of issuer to pay interest and principal when due

 . Yield to maturity compared to other bonds with similar maturities

Finally, these factors must be assimilated into a security's price by human beings who are driven by two conflicting economic emotions -- fear and greed.

You are probably wondering why I have taken you through the above explanation since your investments in the underlying Equity Funds of the State Farm Variable Product Trust have the objective of matching returns of specified indices. Thus, securities are selected for the portfolios with no, or very little, attention being given to the factors, which I have mentioned. Securities in the Equity Index Funds are chosen only because they are included in the indices.

We feel it is very important that you are aware of the basic factors which drive prices of individual securities. By having that awareness, you are more likely to view your investments in the Equity Index Funds as ownership of companies rather than just investing in a fund, which holds common stocks. The index orientation is simply a method for deciding which securities are included in the portfolios. We believe that distinction is critical in developing a long-term viewpoint for your investments. As an indirect owner of the companies included in the investment portfolios, you participate in their long-term business results. Ultimately, it seems the price of each equity investment of the Funds is primarily determined by specific fundamental economic factors which affect that particular company.

Investments of the Bond Fund are selected primarily based on the credit quality of the issuers and the maturity of the bond issues. As discussed above, prices of bonds are also driven by fundamental economic factors.

Formulation of a suitable long-term investment program and adherence to it is critical to the potential accumulation of wealth. Although a profit cannot be assured, investors can probably best cope with the volatility of financial markets by viewing investments in the suitable Variable Product Funds as long-term commitments and regularly making new purchases of the Funds' shares. Your registered State Farm agent can help you select the Fund or Funds that match your long-term investment objectives and tolerance for risk. We encourage you to be patient with your investments and to be prepared to ride out market fluctuations, large and small in both directions, which will inevitably occur. This long-term approach is particularly appropriate because variable products involve fees and charges which are described in the prospectus.

I have included discussions of the U.S. Economy, U.S. Equity Market, U.S. Bond Market, International Economies and Markets which follow on pages 3 and 4.

The U.S. Economy

The U.S. economy is now growing at its weakest pace in eight years. The current estimate of real GDP growth for the second quarter of 2001 is 0.7%. This follows 1.3% and 1.9% growth, respectively, in the first quarter of 2001 and fourth quarter of 2000. Over the twelve months ended June 30, 2001, recent revisions place GDP growth at 1.3%, and growth for calendar year 2000 is now recalculated at 4.1%.

The slowdown has been most severe in the manufacturing sector. Business capital spending has been dismal and continues to slow. Substantial inventory reductions in the last twelve months are an indication of the difficult conditions which exist for many companies. Of course, rebuilding inventories will ultimately provide impetus for improved growth at some point.

Consumer spending continues at a remarkably healthy pace. Auto and home sales remain good. Undoubtedly, the spending will decline as unemployment increases, but any decrease in spending will start from fairly robust levels. Furthermore, the one-time tax rebate will likely offset some of the natural cyclical tendency for reduced consumption.

Exports are not providing notable support for our economy at this time as the value of the U.S. dollar is high, and growth in foreign economies is slowing.

Economic Growth and Inflation

[CHART APPEARS HERE]

Economic Growth
Inflation

Source: GDP - ISI Group
        Inflation - U.S. Bureau of Labor Statistics

Economic growth is represented by the percentage change in Real Gross Domestic Product. Percentage change in the Consumer Price Index-Urban is used for inflation

*Represents latest 12 months available.

The U.S. Equity Market

The U.S. stock market has been choppy during the first 6 months of 2001 with prices in many sectors of the market declining further. The S&P 500(R) Index experienced a negative (6.7)% total return for the first half of the year.

Stock prices of large companies which are categorized as growth stocks have generally been struggling since the end of 1998. The S&P 500 Index, which is dominated by large capitalization growth stocks, has declined 0.5% in price since December 31, 1998 and dropped 7.3% since December, 2000.

The stocks of small and mid-size companies have tended to outperform the equities of large companies over the past 2-1/2 years. Total return of 7.0% was produced by the Russell 2000(R) Index over the 6 months ended June 30, 2001. The Russell 2000 Index is composed of small companies. It has risen in price by 22.2% since the end of 1998 and 6.6% over the last six months. Prices of small-cap stocks are more volatile than the stocks of larger, more established companies.

So-called value stocks have been the best performers recently. Although definitions are somewhat unclear, stocks are placed in the value category when earnings are expected to grow at rates less than those of companies in the S&P
500. Also, value stocks tend to trade at lower price earnings ratios, higher dividend yields and lower price to book value ratios than growth stocks.

Prior to 1999 large capitalization growth stocks had performed significantly better than small stocks and value stocks for an extended period of time.

The U.S. Bond Market

Activity in money and bond markets over the last six months has been heavily influenced by the Federal Reserve's aggressive easing of monetary policy which began in early January. In reaction to the weak economy, the Federal Open Market Committee has reduced the target federal funds rate a cumulative 275 basis points (a basis point is .01%), or around 45%, on six occasions. This is the fastest move ever under Chairman Greenspan's leadership. The target rate now stands at 3-3/4%, its lowest level in seven years, after the latest cut on June
27. Most central banks across the world have also moved to accommodating monetary stances.

During the first 2-1/2 months of 2001, market interest rates trended somewhat lower with the declines in short-term interest rates. However, since the latter part of March, yields on long-term U.S. Treasury bonds have risen around 50 basis points, while short-term interest rates were being reduced 125 basis points. Currently, yields on 10-year U.S. Treasury Notes stand at levels which are 30 basis points higher than at year-end 2000, but yields on investment-grade corporate bonds have generally only risen around 10 basis points over that same period.

The rise in bond yields is not unusual late in an easing cycle. At some point, bond market participants begin to believe that the central bank has lowered interest rates sufficiently to ensure an economic recovery. If further easing of monetary policy occurs beyond that point, bond investors worry that the economy may be stimulated too much and higher inflation may result. However, having made this observation, the quick change in the apparent consensus thinking of the bond markets after only three months of Fed easing is atypical. This is another example of how rapidly capital markets adjust these days and the impact expectations of investors and speculators have on capital markets. Only time will tell us if the expectations presently reflected in the markets prove to be correct.

The Lehman Brothers Government/Credit Intermediate Term Index, which is considered representative of the market for high quality intermediate term bonds, produced a total return of 4.1% for the six months ended June 30, 2001.

International Economies and Markets

Economic slowdowns are also occurring in most developed countries across the world. The economic situation in Japan remains particularly troublesome. Additionally, growth in many East Asian emerging economies is now declining rapidly. Economic activity in Argentina and Turkey is presently negative as those countries cope with well publicized economic, financial and currency problems.

Virtually all international stock markets in the developed world posted substantial negative returns in U.S. dollar terms over the first half of 2001. The EAFE(R) Index, which is a broad stock market index that encompasses markets through the developed free world, experienced a negative (14.9)% return in U.S. dollars for the 6 months ended June 30, 2001.

Interest rates on short-term obligations generally fell internationally over the past 6 months, while yields on long-term bonds have not changed much.

                         ------------------------------
                         Report on Shareholders Meeting

On March 16, 2001, the shareholders of State Farm Variable Product Trust had a special shareholder meeting. The table below describes the actions taken by the shareholders at the meeting, the votes cast for and against each action at the meeting, and the abstentions from voting for each action at the meeting:

-----------------------------------------------------------------------------------------
             Action                      Votes Cast         Votes Cast        Abstentions
                                       For the Action   Against the Action
-----------------------------------------------------------------------------------------
Elected the following seven
persons to serve as Trustees
of the Trust: Edward B. Rust, Jr.,      111,690,890       2,099,159               --
Roger S. Joslin,
Thomas M. Mengler, James A. Shirk,
Donald A. Altorfer,
Victor J. Boschini, and
David L. Vance*
-----------------------------------------------------------------------------------------
Approved Ernst & Young, LLP as
the auditors of the Trust               109,278,508       1,231,957            3,279,584
-----------------------------------------------------------------------------------------

* The shareholders could vote separately for each Trustee. The votes and abstentions described above represent an average of the votes and abstentions for each Trustee.

              STATE FARM VARIABLE PRODUCTS TRUST UNDERLYING FUNDS

Large Cap Equity Index Fund

The Large Cap Equity Index Fund seeks to match the return of the S&P 500 Index/1/, which tracks the common stock performance of 500 large companies in a broad range of industries. The Fund invests in each of the stocks in the S&P 500 in the same capitalization-weighted proportion that the stock has in the index.

See the previous section on the U.S. Economy and U.S. Equity Market. Financial Highlights on page 64.

              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
                       FOR THE PERIOD ENDED JUNE 30, 2001

                              [CHART APPEARS HERE]
                                                             -------------------
                                                                Fund's average
                                                             annual total return
                                                               since inception
                                                                    8.25%
                                                             -------------------

                                                             -------------------
                                                                    1 Year
                                                                    return
                                                                   -15.09%
                                                             -------------------

                          Large Cap Equity Index Fund
                          S&P 500(R) Index*

*The S&P 500(R) Index tracks the common stock performance of large U.S. companies in the manufacturing, utilities, transportation, and financial industries. It also tracks the performance of common stocks issued by foreign and smaller U.S. companies in similar industries. In total, the S&P 500 is comprised of 500 common stocks. Unlike an investment in the Large Cap Equity Index Fund, a theoretical investment in the Index does not reflect any expenses. It is not possible to invest directly in an index.

Small Cap Equity Index Fund

The Small Cap Equity Index Fund seeks to match the return of the Russell 2000 Index/2/, which includes 2000 companies with median market capitalization of $410 million. This index was created by the Frank Russell Trust Company to give investors an idea of how the stocks of the smaller companies are performing. The Small Cap Equity Index Fund invests in a diversified portfolio of common stocks intended to reflect, as a group, the total investment return of the Russell 2000 Index. Returns will sometimes vary from the return of the Index because the Fund invests in a representative sample of the 2000 stocks in the index, but not in every stock included in the Index. Prices of small-cap stocks are more volatile than the stocks of larger, more established companies.

See the previous section on the U.S. Economy and U.S. Equity Market. Financial Highlights on page 65.

              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
                       FOR THE PERIOD ENDED JUNE 30, 2001



*The Russell 2000(R) Index tracks the common stock performance of the 2,000 smallest U.S. companies in the Russell 3000 Index, which represents approximately 10% of the total capitalization of the Russell 3000 Index. Unlike an investment in the Small Cap Equity Index Fund, a theoretical investment in the Index does not reflect any expenses. It is not possible to invest directly in an index.

                              [CHART APPEARS HERE]
                                                             -------------------
                                                                Fund's average
                                                             annual total return
                                                               since inception
                                                                    5.87%
                                                             -------------------

                                                             -------------------
                                                                    1 Year
                                                                    return
                                                                     0.25%
                                                             -------------------

                           Small Cap Equity Index Fund
                           Russell 2000(R) Index*



----------------
Past performance is not predictive of future performance.
Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Recent performance may be less than the figures shown.

/(1)/"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500" and
     "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Farm Life Insurance Company, State Farm Life and Accident Assurance Company and the State Farm Variable Product Trust. Neither the Large Cap Equity Index Fund, nor the Stock and Balanced Fund is sponsored, endorsed, sold or promoted by Standard & Poor's , and Standard & Poor's makes no representation regarding the advisability of investing in the Large Cap Equity Index Fund or the Stock and Balanced Fund.

/(2)/The Russell 2000(R) Index is a trademark/service mark, and Russell(a) is a trademark of the Frank Russell company. The Small Cap Equity Index Fund is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with the Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Small Cap Equity Index Fund nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

International Equity Index Fund

The benchmark index used by the International Equity Index Fund is the Morgan Stanley EAFE(R) Free Index/1/, which measures the performance of stock markets in 16 European nations, Australia, New Zealand, and the three largest markets in Asia. The Index includes equity securities of approximately 1,100 companies in these countries. As of June 30, 2001, the countries with the highest approximate weights were Japan, which accounted for 24.3% of the Index, the United Kingdom at 21.7%, France at 11.1%, and Germany which represented 8.7%.

Investments in foreign securities involve additional risks not normally present when investing in comparable domestic securities. Among these risks are currency fluctuations; possible economic and political instability; regulatory and accounting matters; potentially greater volatility and less liquidity in markets; and higher transaction costs.

See the previous section on International Economies and Markets. Financial Highlights on page 66.

              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
                       FOR THE PERIOD ENDED JUNE 30, 2001

                              [CHART APPEARS HERE]

                                                             -------------------
                                                                Fund's average
                                                             annual total return
                                                               since inception
                                                                    2.27%
                                                             -------------------

                                                             -------------------
                                                                    1 Year
                                                                    return
                                                                   -23.09%
                                                             -------------------

                         International Equity Index Fund
                         EAFE(R) Free Index*

*The Morgan Stanley Capital International Europe, Australia and Far East Free (EAFE(R) Free) Index currently measures the performance of stock markets of Europe, Australia, New Zealand, and the Far East and takes into account local market restrictions on share ownership by foreigners. EAFE Free is meant to reflect actual opportunities for foreign investors in a local market. Unlike an investment in the International Equity Index Fund, a theoretical investment in the Index does not reflect any expenses. It is not possible to invest directly in an index.

Stock and Bond Balanced Fund

The Stock and Bond Balanced Fund seeks long-term growth of capital, balanced with current income by investing primarily in shares of the Large Cap Equity Index Fund and the Bond Fund. The Balanced Fund usually invests approximately 60% of its net assets in the Large Cap Equity Index Fund and 40% in the Bond Fund. As of June 30, 2001, about 61% of the Stock and Bond Balanced Fund assets were invested in the Large Cap Equity Index Fund and 39% in the Bond Fund, substantially in line with the FundOs stated objectives.

See the previous section on the U.S. Economy, U.S. Equity Market, and the U.S. Bond Market. Financial Highlights on page 67.

              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
                       FOR THE PERIOD ENDED JUNE 30, 2001

                              [CHART APPEARS HERE]


                           -------------------
                              Fund's average                 -------------------
                           annual total return                      1 Year
                             since inception                        return
                                  6.10%                             -5.25%
                           -------------------               -------------------

                  Stock and Bond Balanced Fund
                  S&P 500(R) Index*
                  Lehman Brothers Govt/Corp Intermediate Index*

*See footnotes for the Large Cap Fund and the Bond Fund for description of indices.

----------------
Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Recent performance may be less than the figures shown.
/(1)/The EAFE(R) Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and its affiliates and has been licensed for use by the State Farm Variable Product Trust (the "Trust"). The International Equity Index Fund (the "Fund"), based on the EAFE Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold, or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of Fund shares. The Trust's Prospectus contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

Bond Fund

The Bond Fund seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. For different time periods, total returns may vary considerably depending on interest rate trends, since bond prices and interest rates move in opposite directions. However, investors should bear in mind that the income from the Bond Fund is quite stable.

See the previous section on the U.S. Bond Market. Financial Highlights on page
68.

              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
                       FOR THE PERIOD ENDED JUNE 30, 2001


                              [CHART APPEARS HERE]


                           -------------------
                              Fund's average                 -------------------
                           annual total return                      1 Year
                             since inception                        return
                                  5.43%                             10.10%
                           -------------------               -------------------

                  Bond Fund
                  Lehman Brothers Govt/Corp Intermediate Index*

*The Lehman Brothers Government/Corporate Intermediate Index contains approximately 3,368 U.S. Government and corporate bonds maturing within one to ten years and an outstanding par value of at least $150 million.

The Lehman Brothers Government/Corporate Intermediate Index represents an unmanaged group of bonds that differ from the composition of the Bond Fund. Unlike an investment in the Bond Fund, a theoretical investment in the Index does not reflect any expenses. It is not possible to invest directly in an index.

Money Market Fund

The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Fund pursues this objective by investing in high quality commercial paper and other short-term debt securities. An investment in the Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Financial Highlights on page 69.

                    ----------------------------------------

You can only invest in our underlying funds through the purchase of a Variable Universal Life Insurance policy or Variable Deferred Annuity policy.

This report and any financial information contained herein are submitted for the general information of the owners of interest in State Farm Life Insurance Company and State Farm Life and Accident Assurance Company, Variable Life Separate Accounts or Variable Annuity Separate Account (the "Accounts"). This report is not authorized for distribution to prospective investors in either Account unless preceded or accompanied by an effective prospectus for the relevant account. Interests in the Accounts are not deposits or obligations of, or guaranteed by, any bank or depository institution. Interests in the Accounts are not insured by the Federal Deposit Insurance Corporation, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. For more information on either Account, including charges and expenses, call or write for a free prospectus. Read the prospectus carefully before you invest or send money.

----------------
Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Recent performance may be less than the figures shown.

                                 TOTAL RETURNS
--------------------------------------------------------------------------------
                       State Farm Life Insurance Company
                    (Not Licensed in New York or Wisconsin)
--------------------------------------------------------------------------------
                       State Farm Life Insurance Company
                           Variable Deferred Annuity
                                Total Returns/1/

                                                              Total Returns
                                      Total Returns          Since Inception
                                     1 Year (ending       (Annualized) (ending
                                     June 30, 2001)          June 30, 2001)

                                    with       without      with       without
                                  surrender   surrender   surrender   surrender
              Fund                 charges     charges     charges     charges
--------------------------------------------------------------------------------
Large Cap Equity Index Fund*       -21.50%     -16.52%       5.42%      6.68%
--------------------------------------------------------------------------------
Small Cap Equity Index Fund**       -7.12%      -1.32%       3.03%      4.27%
--------------------------------------------------------------------------------
International Equity Index Fund*   -29.73%     -25.22%      -0.45%      0.75%
--------------------------------------------------------------------------------
Stock and Bond Balanced Fund**     -12.33%      -6.83%       3.27%      4.52%
--------------------------------------------------------------------------------
Bond Fund*                           2.15%       8.48%       2.65%      3.87%
--------------------------------------------------------------------------------

/1/ The State Farm Variable Deferred Annuity product total returns reflect all contract-level and underlying fund fees and expenses, including the imposition of a maximum surrender charge which is 7% in year 1, and declines by 1% each subsequent year. The fees and expenses are based on an assumed average account size of $6,400. The Total Returns Since Inception Period begins on the Fund inception date (as noted) and ends June 30, 2001. The 1-year total return period begins one year prior to the indicated ending date. These total returns apply only to the State Farm Life Insurance Company product. Withdrawals prior to age 59-1/2 are subject to a 10% tax penalty.

     *Inception Date: January 22, 1998
     **Inception Date: January 29, 1998
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       State Farm Life Insurance Company
                       Variable Universal Life Insurance
                                Total Returns/1/

                                                              Total Returns
                                      Total Returns          Since Inception
                                     1 Year (ending       (Annualized) (ending
              Fund                   June 30, 2001)          June 30, 2001)
--------------------------------------------------------------------------------
Large Cap Equity Index Fund*             -22.29%                  3.52%
--------------------------------------------------------------------------------
Small Cap Equity Index Fund**             -8.20%                  0.64%
--------------------------------------------------------------------------------
International Equity Index Fund*         -30.47%                 -2.42%
--------------------------------------------------------------------------------
Stock and Bond Balanced Fund**           -13.19%                  1.12%
--------------------------------------------------------------------------------
Bond Fund*                                 1.18%                  0.32%
--------------------------------------------------------------------------------

/1/ The State Farm Variable Universal Life product total returns reflect all contract-level and underlying fund fees and expenses, except for surrender charges and the cost of insurance. If the cost of insurance were reflected, the performance quoted would be significantly lower than shown. Please refer to the hypothetical illustrations in the State Farm Variable Universal Life Insurance prospectus to see how the cost of insurance can impact performance. We encourage you to obtain a personalized illustration. The fees and expenses reflected in this calculation are based on an assumed average account size of $2,800. The total returns since inception period begins on the Fund inception date (as noted) and ends June 30, 2001. The 1-year total return period begins one year prior to the indicated ending date. These total returns apply only to the State Farm Life Insurance Company product.

     *Inception Date: January 22, 1998
     **Inception Date: January 29, 1998
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                 State Farm Life and Accident Assurance Company
                      (Licensed in New York or Wisconsin)

--------------------------------------------------------------------------------
                 State Farm Life and Accident Assurance Company
                           Variable Deferred Annuity
                                Total Returns/1/

                                                              Total Returns
                                      Total Returns          Since Inception
                                     1 Year (ending       (Annualized) (ending
                                     June 30, 2001)          June 30, 2001)

                                    with       without      with       without
                                  surrender   surrender   surrender   surrender
              Fund                 charges     charges     charges     charges
--------------------------------------------------------------------------------
Large Cap Equity Index Fund        -21.67%     -16.61%       0.98%      2.75%
--------------------------------------------------------------------------------
Small Cap Equity Index Fund         -7.29%      -1.41%       5.05%      6.91%
--------------------------------------------------------------------------------
International Equity Index Fund    -29.90%     -25.31%      -4.85%     -3.17%
--------------------------------------------------------------------------------
Stock and Bond Balanced Fund       -12.50%      -6.92%       1.93%      3.73%
--------------------------------------------------------------------------------
Bond Fund                            1.98%       8.39%       2.17%      4.00%
--------------------------------------------------------------------------------

/1/ The State Farm Variable Deferred Annuity product total returns reflect all contract-level and underlying fund fees and expenses, including the imposition of a maximum surrender charge which is 7% in year 1, and declines by 1% each subsequent year. The fees and expenses are based on an assumed average account size of $5,400. The Total Returns Since Inception Period begins on the contract registration effective date of August 3, 1998 and ends June 30, 2001. The 1-year total return period begins one year prior to the indicated ending date. These total returns apply only to the State Farm Life and Assurance Company product. Withdrawals prior to age 59-1/2 are subject to a 10% tax penalty.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                 State Farm Life and Accident Assurance Company
                       Variable Universal Life Insurance
                                Total Returns/1/

                                                              Total Returns
                                      Total Returns          Since Inception
                                     1 Year (ending       (Annualized) (ending
              Fund                   June 30, 2001)          June 30, 2001)
--------------------------------------------------------------------------------
Large Cap Equity Index Fund              -22.94%                 -3.29%
--------------------------------------------------------------------------------
Small Cap Equity Index Fund               -8.94%                  4.91%
--------------------------------------------------------------------------------
International Equity Index Fund          -31.08%                 -6.83%
--------------------------------------------------------------------------------
Stock and Bond Balanced Fund             -13.87%                 -2.38%
--------------------------------------------------------------------------------
Bond Fund                                  0.45%                 -1.79%
--------------------------------------------------------------------------------


/1/ The State Farm Variable Universal Life product total returns reflect all contract-level and underlying fund fees and expenses, except for surrender charges and the cost of insurance. If the cost of insurance were reflected, the performance quoted would be significantly lower than shown. Please refer to the hypothetical illustrations in the State Farm Variable Universal Life Insurance prospectus to see how the cost of insurance can impact performance. We encourage you to obtain a personalized illustration. The fees and expenses reflected in this calculation are based on an assumed average account size of $2,200. The total returns since inception period begins on the contact registration effective date of December 2, 1998, and ends June 30, 2001. The 1-year total returns period begins one year prior to the indicated ending date. These total returns apply only to the State Farm Life and Accident Assurance Company product.
--------------------------------------------------------------------------------

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Recent performance may be less than the figures shown.

          STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                            PORTFOLIO OF INVESTMENTS
                                  June 30, 2001
                                   (Unaudited

                                                   Shares           Value
                                                 -----------     -----------
Common Stocks (99.0%)

Aerospace/Defense (0.8%)
Boeing Co.                                            26,052     $ 1,448,491
General Dynamics Corp.                                 6,003         467,093
Lockheed Martin Corp.                                 12,971         480,576
Northrop Grumman Corp.                                 2,548         204,095
                                                                 -----------
                                                                   2,600,255
                                                                 -----------
Agriculture, Foods, & Beverage (3.4%)
Adolph Coors Co. Class B                               1,109          55,650
Anheuser Busch Companies Inc.                         26,810       1,104,572
Archer-Daniels-Midland Co.                            18,874         245,362
Brown-Forman Corp. Class B                             2,053         131,269
Campbell Soup Co.                                     12,194         313,996
Coca-Cola Enterprises Inc.                            12,524         204,767
ConAgra Inc.                                          16,066         318,267
General Mills Inc.                                     8,502         372,218
Hershey Foods Corp.                                    4,082         251,900
HJ Heinz Co.                                          10,397         425,133
Kellogg Co.                                           12,115         351,335
Pepsico Inc.                                          43,720       1,932,424
Quaker Oats Co.                                        3,939         359,434
Ralston Purina Co.                                     9,271         278,315
Sara Lee Corp.                                        23,522         445,507
Supervalu Inc.                                         3,961          69,516
Sysco Corp.                                           20,089         545,416
The Coca-Cola Co.                                     74,288       3,342,960
The Pepsi Bottling Group Inc.                          4,298         172,350
WM Wrigley Jr. Co.                                     6,739         315,722
                                                                 -----------
                                                                  11,236,113
                                                                 -----------
Airlines (0.2%)
AMR Corp. (a)                                          4,589         165,800
Delta Air Lines Inc.                                   3,686         162,479
Southwest Airlines Co.                                22,749         420,629
US Airways Group Inc. (a)                              1,989          48,333
                                                                 -----------
                                                                     797,241
                                                                 -----------
Automotive (1.2%)
Dana Corp.                                             4,423         103,233
Delphi Automotive Systems                             16,708         266,158
Ford Motor Co. (a)                                    54,647       1,341,584
General Motors Corp.                                  16,387       1,054,504
Genuine Parts Co.                                      5,134         161,721
Goodyear Tire & Rubber Co.                             4,759         133,252
Harley Davidson Inc.                                   9,033         425,274
ITT Industries Inc.                                    2,643         116,953
Navistar International Corp. (a)                       1,756          49,396
Paccar Inc.                                            2,296         118,060
Visteon Corp.                                          3,932          72,270
                                                                 -----------
                                                                   3,842,405
                                                                 -----------
Banks (4.6%)
AmSouth Bancorporation                                11,059         204,481
Bank of America Corp.                                 47,876       2,873,996
Bank of New York Inc.                                 21,968       1,054,464
Bank One Corp.                                        34,799       1,245,804
BB&T Corp.                                            12,162         446,345
Comerica Inc.                                          5,327         306,835
Fifth Third Bancorp                                   17,191       1,032,320
Golden West Financial Corp.                            4,740         304,498
Huntington Bancshares Inc.                             7,543         123,328
Northern Trust Corp.                                   6,648         415,500
PNC Bank Corp.                                         8,632         567,899
SouthTrust Corp.                                      10,150         263,900
State Street Corp.                                     9,715         480,795
SunTrust Banks Inc.                                    8,721         564,946
Synovus Financial Corp.                                8,659         271,720
Union Planters Corp.                                   4,090         178,324
US Bancorp                                            56,913       1,297,047
Wachovia Corp.                                         6,271         446,182
Washington Mutual Inc.                                26,207         984,073
Wells Fargo & Co.                                     51,251       2,379,584
                                                                 -----------
                                                                  15,442,041
                                                                 -----------
Building Materials & Construction (0.3%)
Fluor Corp. (a)                                        2,364         106,734
KB Home                                                1,329          40,096
Leggett & Platt Inc.                                   5,827         128,369
Louisiana-Pacific Corp.                                3,081          36,140
Masco Corp.                                           13,733         342,776
McDermott International Inc.                           1,840          21,436
Pulte Corp.                                            1,255          53,501
Stanley Works                                          2,564         107,355
Vulcan Materials Co.                                   3,026         162,647
                                                                 -----------
                                                                     999,054
                                                                 -----------
Chemicals (1.5%)
Air Products & Chemicals Inc.                          6,808         311,466
Ashland Inc.                                           2,081          83,448
Avery Dennison Corp.                                   3,287         167,801
Bemis Co. Inc.                                         1,594          64,031
Conoco Inc. Class B                                   18,675         539,708
Eastman Chemical Co.                                   2,306         109,835
EI du Pont de Nemours and Co.                         31,146       1,502,483
Engelhard Corp.                                        3,901         100,607
FMC Corp. (a)                                            921          63,144
Great Lakes Chemical Corp.                             1,504          46,398
Hercules Inc.                                          3,256          36,793
International Flavors & Fragrances                     2,863
Inc.                                                                  71,947
Pall Corp.                                             3,686          86,732
PPG Industries Inc.                                    5,034         264,637
Praxair Inc.                                           4,792         225,224
Rohm & Haas Co.                                        6,587         216,712
Sealed Air Corp. (a)                                   2,491          92,790
Sigma-Aldrich Corp.                                    2,261          87,320

                See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2001
                                   (Unaudited)

                                                     Shares              Value
                                                   -----------     -----------

Common Stocks (Cont.)

Chemicals (Cont.)
Temple-Inland Inc.                                       1,477    $     78,709
The Dow Chemical Co.                                    26,807         891,333
                                                                   -----------
                                                                     5,041,118
                                                                   -----------

Commercial Service/Supply (1.2%)
Allied Waste Industries Inc. (a)                         5,859         109,446
Ball Corp.                                                 836          39,760
Cendant Corp. (a)                                       25,445         496,177
Centex Corp.                                             1,769          72,087
Cintas Corp. (a)                                         5,049         233,516
Convergys Corp. (a)                                      5,106         154,457
Deluxe Corp.                                             2,113          61,066
Eastman Kodak Co.                                        8,662         404,342
Interpublic Group of Companies Inc.                     11,194         328,544
Moody's Corp. (a)                                        4,701         157,483
Pactiv Corp. (a)                                         4,731          63,395
Pitney Bowes Inc.                                        7,368         310,340
Quintinles Transnational (a)                             3,481          87,895
Robert Half International Inc. (a)                       5,240         130,424
RR Donnelley & Sons Co.                                  3,507         104,158
Snap-On Inc.                                             1,741          42,063
Staples Inc. (a)                                        13,590         217,304
Waste Management Inc.                                   18,686         575,903
WW Grainger Inc.                                         2,822         116,154
Xerox Corp.                                             20,737         198,453
                                                                   -----------
                                                                     3,902,967
                                                                   -----------
Computer Software & Services (6.4%)
Adobe Systems Inc.                                       7,143         335,721
AutoDesk Inc.                                            1,612          60,128
Automatic Data Processing Inc.                          18,640         926,408
BMC Software Inc. (a)                                    7,294         164,407
Cabletron Systems Inc. (a)                               5,643         128,943
Computer Associates International Inc.                  17,210         619,560
Computer Sciences Corp. (a)                              5,043         174,488
Compuware Corp. (a)                                     11,049         154,575
Comverse Technology Inc. (a)                             5,108         294,323
EMC Corp. (a)                                           65,914       1,914,802
Microsoft Corp. (a)                                    160,745      11,734,385
Novell Inc. (a)                                          9,505          54,083
Oracle Corp. (a)                                       167,656       3,185,464
PeopleSoft Inc. (a)                                      8,779         432,190
Unisys Corp. (a)                                         9,478         139,421
Veritas Software Corp. (a)                              11,865         789,378
Yahoo! Inc. (a)                                         16,935         338,531
                                                                   -----------
                                                                    21,446,807
                                                                   -----------
Computers (3.7%)
Apple Computer Inc. (a)                                 10,423         242,335
Compaq Computer Corp.                                   50,440         781,315
Dell Computer Corp. (a)                                 77,684       2,031,437
Gateway Inc. (a)                                         9,693         159,450
Hewlett-Packard Co.                                     58,025       1,659,515
International Business Machines Corp.                   51,886       5,863,118
Sun Microsystems Inc. (a)                               97,272       1,529,116
                                                                   -----------
                                                                    12,266,286
                                                                   -----------
Consumer & Marketing (4.1%)
Alberto-Culver Co.                                       1,678          70,543
American Greetings Corp.                                 1,911          21,021
Avon Products Inc.                                       7,091         328,172
Black & Decker Corp.                                     2,412          95,178
Brunswick Corp.                                          2,593          62,310
Clorox Co.                                               7,059         238,947
Colgate-Palmolive Co.                                   16,753         988,260
Danaher Corp.                                            4,252         238,112
Darden Restaurants Inc.                                  3,521          98,236
Ecolab Inc.                                              3,803         155,809
Fortune Brands Inc.                                      4,569         175,267
Hasbro Inc.                                              5,167          74,663
Kimberly Clark Corp.                                    15,892         888,363
Mattel Inc.                                             12,865         243,406
Maytag Corp.                                             2,300          67,298
McDonald's Corp.                                        38,623       1,045,138
Newell Rubbermaid Inc.                                   7,984         200,398
Philip Morris Companies Inc.                            65,698       3,334,174
Starbucks Corp. (a)                                     11,334         260,682
The Gillette Co.                                        31,487         912,808
The Procter & Gamble Co.                                38,679       2,467,720
Tricon Global Restaurants (a)                            4,380         192,282
Tupperware Corp.                                         1,729          40,510
Unilever NV ADR                                         17,071       1,016,919
UST Inc.                                                 4,884         140,952
Wendy's International Inc.                               3,406          86,989
Whirlpool Corp.                                          1,994         124,625
                                                                   -----------
                                                                    13,568,782
                                                                   -----------
Electronic/Electrical Mfg. (8.2%)
Advanced Micro Devices Inc. (a)                         10,275         296,742
Agilent Technologies Inc. (a)                           13,662         444,015
Applied Materials Inc. (a)                              24,282       1,192,246
Emerson Electric Co.                                    12,801         774,461
General Electric Co.                                   296,659      14,462,126
Intel Corp.                                            200,851       5,874,892
KLA Tencor Corp. (a)                                     5,541         323,982
Linear Technology Corp.                                  9,493         419,780
LSI Logic Corp. (a)                                     10,788         202,814
Micron Technology Inc. (a)                              17,808         731,909
National Semiconductor Corp. (a)                         5,180         150,842
PerkinElmer Inc.                                         2,989          82,287
Raytheon Co. (a)                                        10,617         281,881
Rockwell International Corp.                             5,454         207,907
Texas Instruments Inc.                                  51,846       1,633,149
Thomas & Betts Corp.                                     1,717          37,894

                See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2001
                                  (Unaudited)

                                                        Shares          Value
                                                     -----------     -----------
Common Stocks (Cont.)

Electronic/Electrical Mfg. (Cont.)
Vitesse Semiconductor Corp. (a)                            5,476     $   115,215
                                                                     -----------
                                                                      27,232,142
                                                                     -----------
Financial Services (9.6%)
AMBAC Financial Group Inc. (a)                             3,157         183,737
American Express Co.                                      39,516       1,533,221
Bear Stearns Companies Inc.                                3,132         184,694
Capital One Financial Corp.                                6,224         373,440
Charles Schwab Corp.                                      41,382         633,145
Charter One Financial Inc.                                 6,171         196,855
Citigroup Inc.                                           150,188       7,935,934
Concord EFS Inc. (a)                                       7,065         367,451
Countrywide Credit Industries Inc.                         3,538         162,323
Equifax Inc.                                               4,277         156,880
Federal Home Loan Mortgage Corp.                          20,689       1,448,230
Federal National Mortgage Association                     29,879       2,544,197
First Union Corp.                                         29,314       1,024,231
FleetBoston Financial Corp.                               32,347       1,276,089
Franklin Resources Inc.                                    7,912         362,132
H&R Block Inc.                                             2,738         176,738
Household International Inc.                              13,853         923,995
Intuit Inc. (a)                                            6,229         249,098
John Hancock Financial Services (a)                        9,190         369,989
JP Morgan Chase & Co.                                     59,291       2,644,379
KeyCorp                                                   12,678         330,262
Lehman Brothers Holdings Inc.                              7,364         572,551
MBIA Inc.                                                  4,417         245,938
MBNA Corp.                                                25,438         838,182
Mellon Financial Corp.                                    14,252         655,592
Merrill Lynch & Co. Inc.                                  25,065       1,485,101
MGIC Investment Corp.                                      3,194         232,012
Morgan Stanley Dean Witter & Co.                          33,239       2,134,941
National City Corp.                                       17,946         552,378
Paychex Inc.                                              11,161         446,440
Providian Financial Corp.                                  8,528         504,858
Regions Financial Corp.                                    6,797         217,504
Stilwell Financial Inc. (a)                                6,547         219,717
T Rowe Price Group Inc.                                    3,676         137,446
UNUMProvident Corp.                                        7,214         231,714
USA Education Inc.                                         4,866         355,218
Zions Bancorporation (a)                                   2,457         144,963
                                                                     -----------
                                                                      32,051,575
                                                                     -----------
Forest Products (0.5%)

Boise Cascade Corp.                                        1,715          60,317
Georgia Pacific Corp.                                      6,739         228,115
International Paper Co.                                   14,429         515,115
Mead Corp.                                                 2,966          80,497
Potlatch Corp.                                               861          29,627
Westvaco Corp.                                             3,027          73,526
Weyerhaeuser Co.                                           6,424         353,127
Willamette Industries Inc.                                 3,269         161,816
                                                                     -----------
                                                                       1,502,140
Health Care (12.6%)                                                  -----------
Abbott Laboratories                                       46,257       2,220,799
Aetna Inc. (a)                                             4,258         110,154
Allergan Inc.                                              3,938         336,699
American Home Products Corp.                              39,249       2,293,712
Amgen Inc. (a)                                            31,155       1,890,485
Applera Corp.                                              6,311         168,819
Baush & Lomb Inc.                                          1,605          58,165
Baxter International Inc.                                 17,693         866,957
Becton Dickinson & Co.                                     7,673         274,617
Biogen Inc. (a)                                            4,428         240,706
Biomet Inc.                                                5,346         256,929
Boston Scientific Corp. (a)                               11,987         203,779
Bristol-Myers Squibb Co.                                  58,043       3,035,649
Cardinal Health Inc.                                      13,317         918,873
Chiron Corp. (a)                                           5,666         288,966
CR Bard Inc.                                               1,520          86,564
Eli Lilly & Co.                                           33,561       2,483,514
Forest Laboratories Inc. (a)                               5,258         373,318
Guidant Corp.                                              9,164         329,904
HCA-The Healthcare Co.                                    16,054         725,480
Healthsouth Corp. (a)                                     11,573         184,821
Humana Inc. (a)                                            5,063          49,871
IMS Health Inc.                                            8,799         250,771
Johnson & Johnson                                         90,442       4,522,100
King Pharmaceuticals Inc. (a)                              5,119         275,146
Manor Care Inc. (a)                                        3,102          98,489
McKesson HBOC Inc.                                         8,515         316,077
Medimmune Inc. (a)                                         6,347         299,578
Medtronic Inc.                                            36,095       1,660,731
Merck & Co. Inc.                                          68,487       4,377,004
Pfizer Inc.                                              188,544       7,551,187
Pharmacia Corp.                                           38,855       1,785,387
Schering Plough Corp.                                     43,695       1,583,507
St. Jude Medical Inc. (a)                                  2,546         152,760
Stryker Corp. (a)                                          5,862         321,531
Tenet Healthcare Corp.                                     9,688         499,804
UnitedHealth Group Inc.                                    9,472         584,896
Watson Pharmaceuticals Inc. (a)                            3,160         194,782
WellPoint Health Networks Inc. (a)                         1,896         178,679
                                                                     -----------
                                                                      42,051,210
                                                                     -----------
Insurance (4.0%)
AFLAC Inc.                                                15,707         494,613
American General Corp.                                    14,906         692,384
American International Group Inc.                         69,618       5,987,148
Aon Corp.                                                  7,821         273,735
Chubb Corp.                                                5,234         405,269
Cigna Corp.                                                4,472         428,507

                See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2001
                                  (Unaudited)


                                          Shares        Value
                                         --------    -----------

Common Stocks (Cont.)

Insurance (Cont.)
Cincinnati Financial Corp.                 4,820     $   190,390
Conseco Inc.                              10,092         137,756
Jefferson-Pilot Corp.                      4,541         219,421
Lincoln National Corp.                     5,606         290,110
Loews Corp.                                5,886         379,235
Marsh & McLennan Companies Inc.            8,224         830,624
MetLife Inc. (a)                          22,391         693,673
Progressive Corp.                          2,206         298,229
Safeco Corp.                               3,819         112,661
St. Paul Companies Inc.                    6,400         324,416
The Allstate Corp.                        21,632         951,592
The Hartford Financial Services Group
  Inc.                                     7,071         483,656
Torchmark Corp.                            3,747         150,667
                                                     -----------
                                                      13,344,086
                                                     -----------

Lodging & Gaming (0.3%)
Harrahs Entertainment Inc. (a)             3,503         123,656
Hilton Hotels Corp.                       11,036         128,018
Marriott International Class A             7,284         344,824
Starwood Hotels Resorts                    5,938         221,369
TMP Worldwide Inc. (a)                     3,182         188,088
                                                     -----------
                                                       1,005,955
                                                     -----------

Machinery & Manufacturing (2.9%)
BF Goodrich Co.                            3,086         117,206
Caterpillar Inc.                          10,255         513,263
Cooper Industries Inc.                     2,800         110,852
Crane Co.                                  1,791          55,521
Cummins Engine Co. Inc.                    1,239          47,949
Deere & Co.                                7,026         265,934
Dover Corp.                                6,087         229,176
Eaton Corp.                                2,051         143,775
Honeywell International Inc.              24,174         845,848
Illinois Tool Works Inc.                   9,077         574,574
Ingersoll Rand Co.                         4,773         196,648
Johnson Controls Inc.                      2,591         187,770
Millipore Corp.                            1,392          86,276
Minnesota Mining & Manufacturing Co.      11,819       1,348,548
National Service Industries Inc.           1,229          27,738
Parker Hannifin Corp.                      3,492         148,200
Textron Inc.                               4,208         231,608
Thermo Electron Corp. (a)                  5,397         118,842
Timken Co.                                 1,769          29,967
TRW Inc.                                   3,727         152,807
Tyco International Ltd.                   57,835       3,152,008
United Technologies Corp.                 14,064       1,030,329
                                                     -----------
                                                       9,614,839
                                                     -----------

Media & Broadcasting (4.9%)
AOL Time Warner Inc. (a)                 132,328       7,013,384
Clear Channel Communications (a)          17,550       1,100,385
Comcast Corp. Class A                     28,221       1,224,791
Dow Jones & Co. Inc.                       2,577         153,873
Gannett Co. Inc.                           7,899         520,544
Knight-Ridder Inc.                         2,194         130,104
McGraw Hill Companies Inc.                 5,828         385,522
Meredith Corp.                             1,497          53,608
New York Times Co.                         4,760         199,920
Omnicom Group Inc.                         5,527         475,322
The Walt Disney Co.                       62,419       1,803,285
Tribune Co.                                8,916         356,729
Univision Communications Inc. (a)          6,228         266,434
Viacom Inc. Class B (a)                   53,164       2,751,237
                                                     -----------
                                                      16,435,138
                                                     -----------

Mining & Metals (0.7%)
Alcan Aluminium Ltd. ADR                   9,516         399,862
ALCOA Inc.                                25,779       1,015,693
Allegheny Technologies Inc.                2,406          43,524
Barrick Gold Corp. ADR                    11,858         179,649
Freeport-McMoRan Copper & Gold
   Inc. (a)                                4,297          47,482
Homestake Mining Co.                       7,960          61,690
INCO Ltd. ADR (a)                          5,443          93,946
Newmont Mining Corp.                       5,833         108,552
Nucor Corp.                                2,334         114,109
Phelps Dodge Corp.                         2,350          97,525
Placer Dome Inc. ADR                       9,826          96,295
USX-US Steel Group                         2,644          53,277
Worthington Industries Inc.                2,564          34,870
                                                     -----------
                                                       2,346,474
                                                     -----------

Oil & Gas (7.2%)
Amerada Hess Corp.                         2,654         214,443
Anadarko Petroleum Corp.                   7,481         404,198
Apache Corp.                               3,741         189,856
Baker Hughes Inc.                         10,020         335,670
Burlington Resources Inc.                  6,313         252,204
Calpine Corp. (a)                          8,928         337,478
Chevron Corp.                             19,163       1,734,251
Devon Energy Corp.                         3,865         202,913
Dynegy Inc. (a)                            9,740         452,910
El Paso Corp.                             15,209         799,081
Enron Corp.                               22,283       1,091,867
EOG Resources Inc.                         3,467         123,252
Exxon Mobil Corp.                        103,031       8,999,758
Kerr-McGee Corp.                           2,829         187,478
Kinder Morgan Inc.                         3,433         172,508
Nicor Inc.                                 1,370          53,403
Noble Drilling Corp. (a)                   4,021         131,688
Occidental Petroleum Corp.                11,072         294,404
Oneok Inc.                                 1,743          34,337
Phillips Petroleum Co.                     7,650         436,050


                See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2001
                                  (Unaudited)



                                          Shares         Value
                                         --------     ----------
Common Stocks (Cont.)

Oil & Gas (Cont.)
Rowan Companies Inc. (a)                   2,832     $    62,587
Royal Dutch Petroleum Co. ADR             64,039       3,731,553
Schlumberger Ltd. ADR                     17,121         901,421
Sunoco Inc.                                2,503          91,685
Texaco Inc.                               16,466       1,096,636
Tosco Corp.                                4,609         203,026
Transocean Sedco Forex Inc. ADR (a)        9,484         391,215
Unocal Corp.                               7,283         248,714
USX-Marathon Group                         9,215         271,935
Williams Companies Inc.                   14,471         476,819
                                                     -----------
                                                      23,923,340
                                                     -----------

Retailers (6.3%)
Albertsons Inc.                           12,093         362,669
AutoZone Inc. (a)                          3,346         125,475
Bed Bath & Beyond Inc. (a)                 8,620         268,944
Best Buy Inc. (a)                          6,253         397,191
Big Lots Inc. (a)                          3,345          45,760
Carnival Corp.                            17,462         536,083
Circuit City Stores Inc.                   6,160         110,880
Costco Wholesale (a)                      13,439         552,074
CVS Corp.                                 11,737         453,048
Dillard's Inc.                             2,541          38,801
Dollar General Corp.                       9,862         192,309
Federated Department Stores Inc. (a)       5,900         250,750
GAP Inc.                                  25,673         744,517
Home Depot Inc.                           69,695       3,244,302
JC Penney Inc.                             7,850         206,926
K-Mart Corp. (a)                          14,565         167,060
Kohls Corp. (a)                            9,942         623,662
Kroger Co. (a)                            24,214         605,350
Limited Inc.                              12,755         210,713
Longs Drug Stores Corp.                    1,121          24,158
Lowe's Companies Inc.                     11,474         832,439
May Department Stores Co.                  8,923         305,702
Nordstrom Inc.                             4,010          74,385
Office Depot Inc. (a)                      8,923          92,621
Radioshack Corp.                           5,533         168,756
Safeway Inc. (a)                          15,099         724,752
Sears Roebuck & Co.                        9,812         415,146
Sherwin Williams Co.                       4,681         103,918
Target Corp.                              26,855         929,183
Tiffany & Co. (a)                          4,373         158,390
TJX Companies Inc.                         8,368         266,688
Toys "R" Us Inc. (a)                       5,903         146,099
Wal-Mart Stores Inc.                     133,532       6,516,362
Walgreen Co.                              30,405       1,038,331
Winn Dixie Stores Inc.                     4,206         109,903
                                                     -----------
                                                      21,043,347
                                                     -----------

Technology (3.0%)
Altera Corp. (a)                          11,554         335,066
American Power Conversion Corp. (a)        5,867          92,405
Analog Devices Inc. (a)                   10,742         464,592
Applied Micro Circuits Corp. (a)           8,941         153,785
Avaya Inc. (a)                             8,462         115,929
Broadcom Corp. (a)                         7,768         332,160
BroadVision Inc. (a)                       8,064          40,320
Citrix Systems Inc. (a)                    5,546         193,555
Electronic Data Systems Corp.             13,978         873,625
First Data Corp.                          11,702         751,854
Fiserv Inc. (a)                            3,705         237,046
Jabil Circuit Inc. (a)                     5,697         175,809
JDS Uniphase Corp. (a)                    39,309         501,190
Lexmark International Group Inc. (a)       3,832         257,702
Maxim Integrated Products Inc. (a)         9,805         433,479
Mercury Interactive Corp. (a)              2,467         147,773
Molex Inc.                                 5,860         214,066
NCR Corp. (a)                              2,858         134,326
Network Appliance Inc. (a)                 9,718         133,137
Novellus Systems Inc. (a)                  4,256         241,698
Palm Inc. (a)                             16,961         102,953
Parametric Technology Corp. (a)            7,956         111,304
Power-One Inc. (a)                         2,354          39,171
Q Logic Corp. (a)                          2,746         176,980
QUALCOMM Inc. (a)                         22,616       1,322,584
Sabre Holdings Corp. (a)                   3,965         198,250
Sanmina Corp. (a)                          9,545         223,448
Sapient Corp. (a)                          3,635          35,441
Siebel Systems Inc. (a)                   13,534         634,745
Solectron Corp. (a)                       19,510         357,033
Symbol Technologies Inc. (a)               6,763         150,139
Tektronix Inc.                             2,802          76,074
Teradyne Inc. (a)                          5,198         172,054
Xilinx Inc. (a)                            9,930         409,513
                                                     -----------
                                                       9,839,206
                                                     -----------

Telecom & Telecom Equipment (7.8%)
ADC Telecommunications Inc. (a)           23,271         153,589
Alltel Corp.                               9,349         572,720
Andrew Corp. (a)                           2,457          45,332
AT&T Corp.                               103,048       2,267,056
BellSouth Corp.                           55,976       2,254,153
CenturyTel Inc.                            4,220         127,866
Cisco Systems Inc. (a)                   218,586       3,978,265
Citizens Communications Co. (a)            8,519         102,484
Conexant Stytems Inc. (a)                  7,275          65,111
Corning Inc.                              27,778         464,170
Global Crossing Ltd. (a)                  26,534         229,254
Lucent Technologies Inc.                 101,721         630,670
Motorola Inc.                             65,589       1,086,154
Nextel Communications Inc. (a)            22,835         399,612
Nortel Networks Corp. ADR                 95,155         864,959


                See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2001
                                  (Unaudited)


                                          Shares         Value
                                         --------    -----------

Common Stocks (Cont.)

Telecom & Telecom Equipment (Cont.)
Qwest Communications
   International Inc.                     49,619     $ 1,581,358
SBC Communications Inc.                  100,585       4,029,435
Scientific-Atlanta Inc.                    4,868         197,641
Sprint FON Group                          26,496         565,955
Sprint PCS Group (a)                      27,982         675,765
Tellabs Inc. (a)                          12,223         236,882
Verizon Communications                    80,775       4,321,462
WorldCom Inc. (a)                         86,195       1,223,969
                                                     -----------
                                                      26,073,862
                                                     -----------

Textiles & Clothing (0.2%)
Liz Claiborne Inc.                         1,548          78,097
Nike Inc.                                  8,088         339,615
Reebok International Ltd. (a)              1,750          55,912
VF Corp.                                   3,347         121,764
                                                     -----------
                                                         595,388
                                                     -----------

Transportation (0.5%)
Burlington Northern Santa Fe Corp.        11,697         352,898
Cooper Tire & Rubber Co.                   2,192          31,126
CSX Corp.                                  6,379         231,175
FedEx Corp. (a)                            9,168         368,554
Norfolk Southern Corp.                    11,497         237,988
Ryder System Inc.                          1,792          35,123
Union Pacific Corp.                        7,411         406,938
                                                     -----------
                                                       1,663,802
                                                     -----------

Utilities & Energy (2.9%)
Allegheny Energy Inc. (a)                  3,723         179,635
Ameren Corp.                               4,115         175,711
American Electric Power Co. Inc.           9,621         444,202
Cinergy Corp.                              4,764         166,502
CMS Energy Corp.                           3,924         109,283
Consolidated Edison Inc.                   6,351         252,770
Constellation Energy Group Inc.            4,894         208,484
Dominion Resources Inc.                    7,392         444,481
DTE Energy Co.                             4,922         228,578
Duke Energy Corp.                         23,056         899,415
Edison International                       9,764         108,869
Entergy Corp.                              6,590         252,990
Exelon Corp.                               9,577         614,077
FirstEnergy Corp.                          6,685         214,990
FPL Group Inc.                             5,252         316,223
GPU Inc.                                   3,565         125,310
Haliburton Co.                            12,810         456,036
KeySpan Corp. (a)                          4,098         149,495
Mirant Corp. (a)                          10,131         348,506
Nabors Industries Inc. (a)                 4,400         163,680
Niagara Mohawk Holdings Inc. (a)           4,769          84,364
NiSource Inc. (a)                          6,171         168,653
Peoples Energy Corp.                       1,064          42,773
PG&E Corp.                                11,602         129,942
Pinnacle West Capital Corp.                2,516         119,258
PPL Corp.                                  4,359         239,745
Progress Energy Inc.                       6,157         276,572
Public Service Enterprise Group Inc.       6,208         303,571
Reliant Energy Inc.                        8,887         286,250
Sempra Energy                              6,132         167,649
The AES Corp. (a)                         15,905         684,710
The Southern Co.                          20,457         475,625
TXU Corp.                                  7,670         369,617
Xcel Energy Inc.                          10,246         291,499
                                                     -----------
                                                       9,499,465
                                                     -----------
Total Common Stocks
(cost $357,022,840)                                  329,365,038
                                                     -----------






                                        Shares or
                                        principal
                                         amount          Value
                                      -----------    -----------
Short-term Investments (1.1%)

U.S. Treasury Bills, 3.735%, July,
  2001                                $ 1,400,000   $  1,396,902
U.S. Treasury Bills, 3.525%, August,
  2001                                  2,091,000      2,081,879
U.S. Treasury Bills, 3.430%,
  September, 2001                         265,000        263,087
                                                    ------------

Total Short-term Investments
(cost $3,741,197)                                      3,741,868

TOTAL INVESTMENTS (100.1%)
(cost $360,764,037)                                  333,106,906

LIABILITIES, NET OF CASH AND OTHER
  ASSETS (-0.1%)                                        (385,547)
                                                    ------------
NET ASSETS (100.0%)                                 $332,721,359
                                                    ============

(a) Non-income producing security.

At June 30, 2001, net unrealized depreciation of $28,178,649 consisted of gross unrealized appreciation of $26,640,330 and gross unrealized depreciation of $54,818,979 based on cost of $361,285,555 for federal income tax purposes.

ADR - American Depository Receipts


                See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                            PORTFOLIO OF INVESTMENTS
                                  June 30, 2001
                                  (Unaudited)

                                               Shares             Value
                                            ------------      ------------
Common Stocks (95.9%)

Commercial Service/Supply (6.9%)
ABM Industries Inc.                                2,963      $    110,372
Administaff Inc. (a)                               3,056            79,456
Advanced Marketing Services Inc. (a)               1,800            37,530
ADVO Inc. (a)                                      2,862            97,737
Alliant Techsystems Inc. (a)                       2,393           215,131
Amerco Inc. (a)                                    1,568            34,966
AnswerThink Consulting Group Inc. (a)              5,961            59,550
APAC Customer Services Inc. (a)                    3,500            11,095
Aurora Biosciences Corp. (a)                       3,900           120,900
Ball Corp.                                         4,600           218,776
Banta Corp.                                        3,909           114,534
BE Aerospace Inc. (a)                                650            12,383
Blyth Inc. (a)                                     5,500           141,405
Career Education Corp. (a)                         3,158           189,164
CDI Corp. (a)                                      1,793            30,463
Centex Corp.                                       9,410           383,457
Central Garden & Pet Co. (a)                       2,233            18,489
Century Business Services Inc. (a)                 8,439            45,571
Checkpoint Systems Inc. (a)                        5,864           104,379
Concord Camera Corp. (a)                           3,750            22,125
Corvel Corp. (a)                                     800            29,800
Crestline Capital Corp. (a)                        2,211            68,696
Cumulus Media Inc. (a)                             4,947            67,180
Dial Corp.                                        14,130           201,352
DiamondCluster International Inc. (a)              3,379            43,015
Dollar Thrifty Automotive Group Inc. (a)           4,029            96,696
DVI Inc. (a)                                       2,122            37,347
Dycom Industries Inc. (a)                            250             5,733
Edison Schools Inc. (a)                            3,070            70,119
Electric Lightwave Inc. (a)                        1,013             1,327
Electro Rent Corp. (a)                             2,786            45,440
Emcor Group Inc. (a)                               1,761            63,660
Energy Conversion Devices Inc. (a)                 2,700            75,600
Equity Inns Inc.                                   7,744            75,891
Esco Technologies Inc. (a)                         1,820            54,873
First Consulting Group Inc. (a)                    3,637            26,186
FTD.COM INC. (a)                                     110               779
FuelCell Energy Inc. (a)                           3,540            81,739
FYI Inc. (a)                                       2,236            91,676
Gartner Group Inc. (a)                            12,810           140,910
Gaylord Entertainment Co. Class A                  2,941            84,701
General Cable Corp.                                4,905            90,988
Getty Images Inc. (a)                                290             7,615
Gray Communications Systems Inc. (a)                 130             1,963
Hall Kinion & Associates Inc. (a)                  1,150             9,269
Heidrick & Struggles International Inc. (a)        3,360            68,309
Horizon Offshore Inc. (a)                          1,540            20,790
HotJobs.com Ltd. (a)                               2,820            25,380
IDT Corp. (a)                                      3,509            47,372
II-VI Inc. (a)                                     1,630            28,525
Insurance Auto Auctions Inc. (a)                   1,150            19,550
Integrated Electrical Services Inc. (a)            5,135            50,066
Interlink Electronics Inc. (a)                     1,010             8,191
Interlogix Inc. (a)                                3,371           123,041
Interpool Inc.                                     1,977            31,039
J&J Snack Foods Corp. (a)                             90             1,994
Jacobs Engineering Group Inc. (a)                  3,765           245,591
John H Harland Co.                                 4,448           103,638
Jones Lang LaSalle Inc. (a)                        4,987            65,828
Jupiter Media Metrix Inc. (a)                      2,423             3,126
Keithley Instruments Inc.                          1,350            28,755
kforce.com Inc. (a)                                2,517            16,360
Korn Ferry International (a)                       6,469           100,269
Labor Ready Inc. (a)                               5,085            26,645
Lancaster Colony Corp.                             5,000           164,900
Lear Corp. (a)                                    10,140           353,886
Lee Enterprises Inc. Class B                       7,317           241,461
Maximus Inc. (a)                                   1,975            79,178
McGrath Rentcorp                                   1,313            31,696
MemberWorks Inc. (a)                               1,611            37,279
Meredith Corp.                                     6,260           224,171
META Group Inc. (a)                                  870             2,245
Metromedia International Group Inc. (a)            9,265            30,482
Midas Group Inc.                                   2,658            33,757
Milacron Inc.                                      5,369            84,132
Modis Professional Services Inc. (a)              12,350            85,215
Mohawk Industries Inc. (a)                         6,120           215,424
MSC Industrial Direct Co. Inc. (a)                    70             1,218
Nanometrics Inc. (a)                               1,060            29,136
National Data Corp.                                5,420           175,608
Navigant Consulting Inc. (a)                       5,403            44,305
NCO Group Inc. (a)                                 3,429           106,059
New Century Equity Holdings Co. (a)                2,882             2,882
New England Business Service Inc.                  1,986            38,131
On Assignment Inc. (a)                             3,946            71,028
On Command Corp. (a)                               3,057            13,757
Packaging Corp. of America (a)                     7,060           109,642
Packard BioScience Co. (a)                         2,980            24,734
Pactiv Corp. (a)                                  24,320           325,888
Paxson Communications Corp. (a)                    5,402            72,927
Pegasus Communications Corp. (a)                     150             3,375
Penton Media Inc.                                  3,477            60,847
Pericom Semiconductor Corp. (a)                    3,150            49,518
Photon Dynamics Inc. (a)                           2,000            54,000
Polaroid Corp.                                     6,387            16,606
PolyOne Corp. (a)                                 16,229           168,944
ProBusiness Services Inc. (a)                      2,536            67,331
Professional Detailing Inc. (a)                      887            81,604
Prosofttraining.com (a)                            2,300             2,875
PS Business Parks Inc.                             3,259            91,252
Pulitzer Inc.                                      1,558            82,262
Research Frontiers Inc. (a)                        1,900            51,300
Resources Connection Inc. (a)                        140             3,618
RH Donnelley Corp. (a)                             5,172           165,504
Robotic Vision Systems Inc. (a)                    3,020             4,983

                See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2001
                                  (Unaudited)

                                                        Shares          Value
                                                     -----------     -----------
Common Stocks (Cont.)

Commercial Service/Supply (Cont.)
Rollins Inc.                                               2,902     $    57,779
Saga Communications Inc. (a)                               1,332          31,622
SBS Technologies Inc. (a)                                  2,050          38,786
Sensormatic Electronics Corp. (a)                         12,014         204,238
Service Corp. International                               36,950         235,002
Sinclair Broadcast Group Inc. (a)                          7,843          80,783
Sirius Satellite Radio Inc. (a)                            5,656          68,947
Sitel Corp. (a)                                            6,940          11,104
Snap-On Inc.                                               8,940         215,990
Sotheby's Holdings Inc.                                    6,730         108,555
Source Infomation Management Co. (a)                       1,234           6,824
Spectra Site Holdings Inc. (a)                               260           1,882
Spherion Corp. (a)                                         9,450          84,577
Standard Microsystems Corp. (a)                            2,300          41,170
Standard Register                                          2,563          47,415
StarTek Inc. (a)                                           1,129          25,515
Stericycle Inc. (a)                                        2,206         103,572
Stewart Enterprises Inc.                                  10,750          78,475
Superconductor Technologies (a)                            3,400          20,400
Surmodics Inc. (a)                                         2,050         120,540
Sylvan Learning Systems Inc. (a)                           4,620         112,266
Teleflex Inc.                                              6,090         267,960
The Ackerley Group Inc.                                    1,997          22,386
The Management Network Group Inc. (a)                      3,400          20,740
Therma-Wave Inc. (a)                                       1,950          37,187
Trico Marine Services Inc. (a)                             4,580          48,731
Tropical Sportswear International Corp. (a)                   30             624
United Rentals Inc. (a)                                    5,500         142,725
United Television Inc.                                       691          87,066
Universal Display Corp. (a)                                3,100          60,760
Universal Electronics Inc. (a)                             2,400          43,200
URS Corp. (a)                                              2,283          61,641
Ventiv Health Inc. (a)                                     2,400          49,536
Viasystems Group Inc. (a)                                  7,160          21,552
Woodhead Industries Inc.                                   1,700          28,900
Young Broadcasting Inc. (a)                                2,206          74,077
                                                                     -----------
                                                                      10,700,194
                                                                     -----------
Consumer & Marketing (0.7%)
Alberto-Culver Co.                                         5,950         250,138
American Greetings Corp.                                  11,000         121,000
HON Industries Inc.                                        8,400         203,448
IKON Office Solutions Inc.                                19,710         193,158
Russell Corp.                                              4,428          75,232
Tupperware Corp.                                           9,492         222,397
                                                                     -----------
                                                                       1,065,373
                                                                     -----------
Consumer Discretionary (12.2%)
1-800 Contacts Inc. (a)                                      130           3,223
1-800-Flowers.com Inc. (a)                                   460           6,826
4 Kids Entertainment Inc. (a)                              1,550          29,683
Aaron Rents Inc.                                           2,830          48,110
Abercrombie & Fitch Co. (a)                               13,410         596,745
Acme Communications Inc. (a)                               1,800          14,778
Action Performance Companies Inc. (a)                        310           7,750
AFC Enterprises Inc. (a)                                     190           3,639
Alliance Gaming Corp. (a)                                    190           7,461
Ambassadors International Inc. (a)                           170           4,199
AMC Entertainment Inc. (a)                                   290           3,770
American Axle & Manufacturing
  Holdings Inc. (a)                                        3,097          51,565
American Classic Voyages Co. (a)                           1,514           5,299
American Eagle Outfitters Inc. (a)                         5,220         183,953
American Italian Pasta Co. (a)                             2,670         123,888
Ames Department Stores Inc. (a)                            3,157           4,388
Anchor Gaming Inc. (a)                                     1,950         126,009
Ann Taylor Stores Corp. (a)                                4,439         158,916
Applebee's International Inc.                              5,383         172,256
Applica Inc. (a)                                           3,427          27,279
Applied Molecular Evolution (a)                              150           1,872
Arbitron Inc. (a)                                            300           7,230
Argosy Gaming Co. (a)                                      3,320          92,163
Audiovox Corp. (a)                                         3,700          41,070
Aurora Foods Inc. (a)                                      1,700           9,316
Aztar Corp. (a)                                            5,998          72,576
Bally Total Fitness Holding Corp. (a)                      4,667         138,190
Barnes & Noble Inc. (a)                                    7,490         294,731
barnesandnoble.com inc. (a)                                  340             554
Bassett Furniture Industries Inc.                            250           3,145
Beasley Broadcast Group Inc. (a)                           1,800          30,600
BEBE Stores Inc. (a)                                          90           2,624
Bell Miroproducts Inc. (a)                                   300           3,588
Big Lots Inc. (a)                                            530           7,250
Bob Evans Farms Inc.                                       5,535          99,630
Boca Resorts Inc. (a)                                      4,850          71,440
Borders Group Inc. (a)                                    12,288         275,251
Bowne & Co. Inc.                                           5,511          63,376
Boyd Gaming Corp. (a)                                      4,606          26,485
Bright Horizons Family Solutions Inc. (a)                  1,890          59,346
Brown Shoe Co. Inc.                                        3,162          57,074
BUCA Inc. (a)                                              1,170          25,448
Buckle Inc. (a)                                            1,321          24,967
Building Materials Holding Corp. (a)                         270           4,107
Burlington Coat Factory Warehouse Corp.                    3,010          60,200
Bush Industries Inc.                                       1,479          19,449
California Amplifier Inc. (a)                              1,800           7,290
California Pizza Kitchen Inc. (a)                            230           5,348
Callaway Golf Co.                                         11,024         174,179
Carecentric Inc. (a)                                          58             171
Casella Waste Systems Inc. (a)                             3,200          40,000
Casey's General Stores Inc.                                7,402          96,226
Cash America International Inc.                            3,944          33,524

                 See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2001
                                  (Unaudited)

                                                        Shares          Value
                                                     -----------     -----------
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Cato Corp.                                                 2,430     $    47,434
CBRL Group Inc.                                            9,336         158,245
CEC Entertainment Inc. (a)                                 4,279         211,169
Central Parking Corp.                                      2,091          39,102
Championship Auto Racing Teams
   Inc. (a)                                                2,211          35,376
Charlotte Russe Holding Inc. (a)                              70           1,876
Charming Shoppes Inc. (a)                                 15,223          91,338
Cheap Tickets Inc. (a)                                     2,091          31,574
Cheesecake Factory Inc. (a)                                6,784         191,987
Chico's FAS Inc. (a)                                       3,451         102,667
Children's Place Retail Stores Inc. (a)                    2,725          73,030
Chiquita Brands International Inc.                         3,024           4,385
Choice Hotels International Inc. (a)                       7,772         116,580
Christopher & Banks Corp. (a)                                330          10,758
Churchill Downs Inc.                                       1,991          49,934
Circuit City Stores Inc. (a)                                 540           8,618
Claire's Stores Inc.                                       6,090         117,902
Coldwater Creek Inc. (a)                                      60           1,560
Cole National Corp. (a)                                      170           2,508
Columbia Sportswear Co. (a)                                1,563          79,697
Consolidated Graphics Inc. (a)                               210           3,570
Copart Inc. (a)                                            6,114         178,834
Corinthian Colleges Inc. (a)                               1,470          69,193
Corporate Executive Board Co. (a)                          3,894         163,548
Cost Plus Inc. (a)                                         3,185          95,550
Crown Media Holdings Inc. (a)                              1,500          27,825
CSK Auto Corp. (a)                                         2,415          20,045
CSS Industries Inc. (a)                                    1,011          26,043
Daisytek International Corp. (a)                             340           5,355
Daktronics Inc. (a)                                          280           4,309
Deb Shops Inc. (a)                                            60           1,126
Del Monte Foods Co. (a)                                    9,005          75,462
dELiIA*s Corp. (a)                                           790           6,320
Deltagen Inc. (a)                                            540           4,849
Digital Generation Systems Inc. (a)                          420           1,743
Dillard's Inc.                                            13,290         202,938
Direct Focus Inc. (a)                                      3,085         146,538
Discount Auto Parts Inc. (a)                                 230           2,496
Donna Karan International Inc. (a)                           250           2,645
Dover Downs Entertainment Inc.                             2,106          32,432
Dress Barn Inc. (a)                                        2,495          56,761
Duane Reade Inc. (a)                                       3,173         103,122
Education Management Corp. (a)                             3,383         135,489
Electronics Boutique Holdings Corp. (a)                    1,006          31,941
Elizabeth Arden (a)                                          170           4,150
EMEX Corp. (a)                                               370           4,015
Engage Technologies Inc. (a)                               1,970           1,438
Ethan Allen Interiors Inc.                                 6,524         212,030
Expedia Inc. (a)                                           1,900          88,540
Extended Stay America Inc. (a)                            11,154         167,310
Factory 2-U Stores Inc. (a)                                2,086          61,224
Fedders Corp.                                              2,978          15,486
Finish Line Inc. Class A (a)                                 380           4,746
Footstar Inc. (a)                                          3,148         108,291
Fossil Inc. (a)                                            2,458          51,004
Fred's Inc.                                                1,937          49,878
FreeMarkets Inc. (a)                                         620          12,400
Frontline Capital Group (a)                                3,230           4,845
FTI Consulting Inc. (a)                                      180           3,924
Furniture Brands International Inc. (a)                    8,272         231,616
G&K Services Inc.                                          3,609          97,082
Genesco Inc. (a)                                           3,325         111,720
Genesis Intermedia Inc. (a)                                  110           2,063
Gentiva Health Services Inc. (a)                              50             900
Great Atlantic & Pacific Tea Co. Inc.                      4,500          66,600
Grey Global Group Inc.                                       158         105,070
Group 1 Automotive Inc. (a)                                2,422          71,691
Guess ? Inc. (a)                                           2,082          13,949
Guitar Center Inc. (a)                                     3,605          76,174
Handleman Co. (a)                                          4,226          70,785
Haverty Furniture Companies Inc.                           2,896          43,295
Herbalife International Inc.                               3,669          36,653
Hibbett Sporting Goods Inc. (a)                               60           2,224
Hollinger International Inc.                               6,300          86,625
Hollywood Casino Corp. (a)                                   250           1,963
Hollywood Entertainment Corp. (a)                          5,063          42,833
Hot Topic Inc. (a)                                         2,850          88,635
Hotel Reservations Network (a)                               900          41,877
Houghton Mifflin Co.                                       4,710         282,270
ICT Group Inc. (a)                                            60             970
IHOP Corp. (a)                                             3,386          90,914
Information Holdings Inc. (a)                              1,844          59,561
Insight Communications Co. Inc. (a)                        5,860         146,500
Insight Enterprises Inc. (a)                               5,316         130,242
InterTAN Inc. (a)                                          4,926          68,964
Isle of Capri Casinos Inc. (a)                             4,550          42,770
ITT Educational Services Inc. (a)                          2,387         107,415
J Jill Group Inc. (a)                                        180           3,645
Jack in the Box (a)                                        6,371         166,283
Jakks Pacific Inc. (a)                                     3,277          61,280
John Wiley & Sons Inc.                                     6,900         163,185
Journal Register Co. (a)                                   6,500         104,650
K-Swiss Inc. (a)                                             150           3,620
K2 Inc.                                                      340           3,886
Kaneb Services Inc. (a)                                      460           3,372
Kellwood Co.                                               3,703          85,539
Kelly Services Inc. Class A                                3,341          81,019
Kenneth Cole Productions Inc. (a)                          1,296          26,114
Kosan Biosciences Inc. (a)                                   290           2,233
Krispy Kreme Doughnuts Inc. (a)                            2,000          80,000
La-Z-Boy Inc.                                              9,792         181,152
Landry's Seafood Restaurants Inc.                          5,560          94,520
Lands' End Inc. (a)                                        2,309          92,706
Learning Tree International (a)                            1,723          39,560
LEXENT Inc. (a)                                              140           1,210

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2001
                                   (Unaudited)

                                                        Shares          Value
                                                     -----------     -----------
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Libbey Inc.                                                2,193     $    87,084
Linens 'n Things Inc. (a)                                  6,610         180,585
Lithia Motors Inc. (a)                                       150           2,520
LodgeNet Entertainment Corp. (a)                           2,200          38,500
Lone Star Steakhouse & Saloon Inc.                         4,280          55,597
Loudcloud Inc. (a)                                           580           1,763
LSI Industries Inc. (a)                                      190           4,444
Luby's Inc.                                                5,028          49,224
Magna Entertainment Class A (a)                              110             703
Mail-Well Inc. (a)                                         7,564          32,147
Martha Stewart Living Omnimedia Inc. (a)                   1,900          43,890
Meade Instruments Corp. (a)                                2,010          13,527
Media General Inc.                                         3,400         156,400
Mediacom Communications Corp. (a)                          3,130          55,276
Michaels Stores Inc. (a)                                   5,093         208,813
Mobile Mini Inc. (a)                                       1,470          48,481
MP3.com Inc. (a)                                           3,000          14,550
MTR Gaming Group Inc. (a)                                    420           5,670
Nautica Enterprises Inc. (a)                               4,541          92,773
Neiman-Marcus Group Inc. (a)                               5,410         167,710
New Horizons Worldwide Inc. (a)                               60             896
NPC International Inc. (a)                                 1,500          16,200
Nu Horizons Electronics Corp. (a)                            350           3,325
Nu Skin Enterprises Inc. (a)                               6,400          54,400
O'Charley's Inc. (a)                                       2,496          48,372
Oakley Inc. (a)                                            3,058          56,573
OfficeMax Inc. (a)                                        14,728          54,346
Oneida Ltd.                                                2,588          52,614
OSCA Inc. (a)                                                340           7,045
Oshkosh B'Gosh Inc.                                        1,918          63,773
Oxford Industries Inc.                                       100           2,200
Pacific Sunwear of California Inc. (a)                     5,319         119,305
Panera Bread Co. (a)                                         270           8,524
Papa Johns International Inc. (a)                          2,765          70,093
Pathmark Stores Inc. (a)                                     660          16,236
Payless ShoeSource Inc. (a)                                3,320         214,804
Penn National Gaming Inc. (a)                              1,300          33,020
PETsMART Inc. (a)                                         13,473          94,985
PF Chang's China Bistro Inc. (a)                           1,357          51,430
Phillips-Van Heusen Corp.                                  3,790          54,576
Phoenix University Online (a)                                100           4,250
Pier 1 Imports Inc.                                       15,586         179,239
Pinnacle Entertainment Inc. (a)                            3,238          23,799
Pinnacle Systems Inc. (a)                                  7,730          46,767
Plato Learning Inc. (a)                                      110           3,405
Playboy Enterprises Inc. Class B (a)                       3,449          53,977
Polo Ralph Lauren Corp. (a)                                7,580         195,564
Pre-Paid Legal Services Inc. (a)                           3,785          83,270
Prime Hospitality Corp. (a)                                7,294          86,434
Private Media Group Inc. (a)                               2,100          19,740
PurchasePro.com Inc. (a)                                   3,600           5,328
Quaker Fabric Corp. (a)                                      170           1,743
Quiksilver Inc. (a)                                        3,687          92,175
Rare Hospitality International Inc. (a)                    2,862          64,681
Reebok International Ltd. (a)                              7,079         226,174
Regeneration Technologies Inc. (a)                           230           2,024
Regent Comunications Inc. (a)                              2,740          32,853
Regis Corp.                                                5,728         120,231
Rent-A-Center Inc. (a)                                     2,669         140,389
Rent-Way Inc. (a)                                          3,418          37,256
Revlon Inc. (a)                                            1,800          13,050
Richardson Electronics Ltd. (a)                              150           2,100
Right Management Consultants Inc. (a)                        180           4,698
Rosetta Inpharmatics Inc. (a)                                390           6,045
Ruby Tuesday Inc.                                         10,370         177,327
Russ Berrie & Co. Inc.                                     1,658          48,745
Ryan's Family Steak Houses Inc. (a)                        4,925          60,331
Salem Communications Corp. (a)                             4,000          87,520
Salton Inc. (a)                                            1,648          29,334
Scholastic Corp. (a)                                       4,356         183,388
School Speciality Inc. (a)                                 2,807          72,561
SciQuest.com Inc. (a)                                      2,010           2,090
SCP Pool Corp. (a)                                         2,469          85,032
ShopKo Stores Inc. (a)                                     5,445          39,640
Shuffle Master Inc. (a)                                      345           7,245
Skechers USA Inc. (a)                                      2,300          67,229
Skillsoft Corp. (a)                                          130           4,453
Sonic Automotive Inc. (a)                                  2,890          55,199
Sonic Corp. (a)                                            4,263         135,265
Spanish Broadcasting System Inc. (a)                       4,700          38,587
Spartan Stores Inc. (a)                                      420           6,745
Speedway Motorsports Inc. (a)                              2,300          57,983
Spiegel Inc.                                               3,213          31,070
Springs Industries Inc. Class A                            2,388         105,311
SRI/Surgical Express Inc. (a)                                 60           1,825
Stamps.com Inc. (a)                                        3,600          13,500
Standard Commercial Corp.                                    170           2,987
Stanley Furniture Inc. (a)                                   110           2,959
Station Casinos Inc. (a)                                   5,060          80,960
Steak n Shake Co. (a)                                      4,426          40,940
Stein Mart Inc. (a)                                        4,287          44,328
Steinway Musical Instruments Inc. (a)                        150           2,648
Steven Madden Ltd. (a)                                     2,000          36,540
Storage USA Inc.                                           4,148         149,328
Strayer Education Inc.                                     1,437          70,054
Stride Rite Corp.                                          6,774          57,579
Sturm Ruger & Co. Inc.                                     2,561          25,098
The Boyds Collection Ltd. (a)                              9,330         115,879
The Marcus Corp.                                           3,630          50,638
The McClatchy Co.                                          2,670         104,397
The Men's Wearhouse Inc. (a)                               5,153         142,223
The Pep Boys-Manny Moe & Jack                              5,549          62,315
Timberland Co. (a)                                         2,706         106,914
TiVo Inc. (a)                                              2,560          14,080
Too Inc. (a)                                               5,100         139,740

                See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2001
                                  (Unaudited)

                                                        Shares           Value
                                                     -----------     -----------
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Topps Co. Inc. (a)                                         6,418     $    75,026
Trans World Entertainment Corp. (a)                        5,179          49,252
Travelocity.com Inc. (a)                                   1,983          60,878
Trendwest Resorts Inc. (a)                                 1,089          25,483
Triarc Companies Inc. (a)                                  1,982          51,928
Tuesday Morning Corp. (a)                                  2,614          34,636
Tweeter Home Entertainment Group Inc. (a)                  3,048         107,594
Ultimate Electronics Inc. (a)                              1,400          45,388
UniFirst Corp.                                               220           4,180
United Auto Group Inc. (a)                                 3,693          64,627
United Natural Foods Inc. (a)                              1,789          37,480
United Stationers Inc. (a)                                 5,345         168,688
Urban Outfitters Inc. (a)                                    190           2,041
Vail Resorts Inc. (a)                                      2,802          53,238
Value City Department Stores Inc. (a)                      2,856          32,844
ValueVision International Inc. (a)                         6,232         135,546
Vans Inc. (a)                                              2,050          48,175
Vector Group Ltd.                                          2,708          86,521
Venator Group Inc. (a)                                    20,720         317,016
Wackenhut Corp.                                            2,172          37,467
Wackenhut Corrections Corp. (a)                              210           2,751
Watson Wyatt & Co. (a)                                       110           2,572
WD-40 Co.                                                  2,332          52,330
WestPoint Stevens Inc.                                     6,000           8,280
Wet Seal Inc. (a)                                            220           7,614
Whitehall Jewellers Inc. (a)                               2,060          18,870
Whole Foods Market Inc. (a)                                8,900         241,190
Wilsons The Leather Experts (a)                            1,700          31,535
Wink Communications Inc. (a)                               4,300          11,008
WMS Industries Inc. (a)                                    3,898         125,399
Wolverine World Wide Inc.                                  6,514         116,405
World Wrestling Federation
   Entertainment (a)                                       2,300          31,740
Worldpages.com Inc. (a)                                    2,673           8,019
XM Satellite Radio Holdings (a)                            1,730          28,026
Yankee Candle Co. (a)                                      3,100          58,869
Zale Corp. (a)                                             5,800         195,460
                                                                      ----------
                                                                      18,972,276
                                                                      ----------
Consumer Staples (2.1%)
99 Cents Only Stores (a)                                   2,905          87,005
Church & Dwight Co. Inc.                                   6,104         155,347
Coca-Cola Bottling Co.                                       590          23,217
Constellation Brands Inc. (a)                              5,400         221,400
Corn Products International Inc.                           5,566         178,112
Dean Foods Co. (a)                                         6,200         249,240
Dimon Inc.                                                   880           8,800
Dole Food Co. Inc.                                         7,500         142,875
Dreyer's Grand Ice Cream Inc.                              2,528          70,531
Earthgrains Co.                                            6,476         168,376
Fleming Companies Inc.                                     6,420         229,194
Green Mountain Coffee Inc. (a)                                90           2,689
Hain Celestial Group Inc. (a)                              5,386         118,492
Ingles Markets Inc.                                        2,553          31,402
International Multifoods Corp.                             2,708          56,191
Interstate Bakeries Corp.                                  5,400          86,400
JM Smucker Co.                                             3,550          92,300
Lance Inc.                                                 4,011          54,148
Longs Drug Stores Corp.                                    4,700         101,285
Nash Finch Co.                                               250           5,900
Nature's Sunshine Products Inc.                              100           1,183
Performance Food Group Co. (a)                             5,338         161,368
Pilgrim's Pride Corp. Class A                              2,909          36,508
Playtex Products Inc. (a)                                  5,448          58,294
Purina Mills Inc. (a)                                        130           3,120
Ralcorp Holdings Inc. (a)                                  4,346          81,444
Riviana Foods Inc.                                         1,042          18,912
Robert Mondavi Corp. (a)                                   1,425          57,769
Ruddick Corp. (a)                                          4,623          78,360
Sient Technology Corp.                                     7,302         149,837
Smart & Final Inc.                                         2,500          27,500
Smithfield Foods Inc. (a)                                  7,872         317,242
Universal Corp.                                            4,187         166,056
Wild Oats Markets Inc. (a)                                 4,022          41,869
                                                                     -----------
                                                                       3,282,366
                                                                     -----------
Durable Products (3.9%)
3-D Systems Corp. (a)                                        170           2,890
Active Power (a)                                             670          11,176
Actuant Corp.                                                692          11,383
ADE Corp. (a)                                              2,100          39,900
Advanced Lighting Technologies Inc. (a)                    1,650           7,260
Applied Innovation Inc. (a)                                  350           2,923
Asyst Technology Corp. (a)                                 5,898          79,623
Avici Systems Inc. (a)                                       800           6,856
Baldor Electric Co.                                        3,935          84,091
Beacon Power Corp. (a)                                       220           1,518
Blount International Inc. (a)                              2,996           7,490
Champion Enterprises Inc. (a)                              6,965          79,262
Clayton Homes Inc. (a)                                    15,740         247,433
Columbus McKinnon Corp.                                    1,486          16,717
CoorsTek Inc. (a)                                            600          22,500
Cuno Inc. (a)                                              2,493          74,790
Curtiss-Wright Corp.                                         762          40,919
Ditech Communications Corp. (a)                              200           1,484
Donaldson Inc.                                             6,054         188,582
DR Horton Inc.                                             9,456         214,651
Engineered Support Systems Inc.                              150           5,878
Flow International Corp. (a)                                 220           2,376
Flowserve Corp.                                            5,928         182,286
Gardner Denver Inc. (a)                                    2,295          47,162
Gormann Rupp Co. (a)                                          90           2,169
Graco Inc.                                                 4,633         152,889
Griffon Corp. (a)                                            510           5,610

                See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2001
                                  (Unaudited)

                                              Shares               Value
                                           ------------        ------------
Common Stocks (Cont.)

Durable Products (Cont.)
Harman International Industries Inc.              5,298        $    201,801
Heico Corp.                                       1,550              29,760
IDEX Corp.                                        5,005             170,170
JLG Industries Inc.                               6,391              78,929
Kennametal Inc.                                   5,191             191,548
Kimball International Inc. Class B                5,087              92,075
Kulicke & Soffa Industries Inc. (a)               8,388             143,938
Lennar Corp.                                      7,508             313,084
Lennox International Inc.                         6,700              73,365
Lincoln Electric Holdings Inc.                    5,751             146,650
Lindsay Manufacturing Co.                         1,857              35,283
Lufkin Industries Inc.                              110               3,036
Manitowoc Inc.                                    4,043             119,268
Matthews International Corp.                      2,117              93,079
MDC Holdings Inc.                                 3,542             125,387
Measurement Specialties Inc. (a)                     70               1,103
Medis Technologies Ltd. (a)                         170               1,870
Merix Corp. (a)                                     300               5,247
Mettler Toledo International Inc. (a)             5,794             245,955
Millennium Cell Inc. (a)                            190               2,005
Moog Inc. (a)                                     1,120              43,624
Movado Group Inc.                                   170               3,434
National Presto Industries Inc.                     770              22,869
Nordson Corp.                                     4,362             115,593
NVR Inc. (a)                                      1,421             210,308
O'Reilly Automotive Inc. (a)                      6,044             173,463
Orbital Sciences Corp. (a)                        6,947              26,954
Palm Harbor Homes Inc. (a)                        3,059              66,533
Parkervision Inc. (a)                             1,284              33,577
Peco II Inc. (a)                                    250               1,638
PEMSTAR Inc. (a)                                    540               7,927
Plug Power Inc. (a)                                 120               2,584
Powell Industries Inc. (a)                           90               2,700
Precision Castparts Corp.                         8,192             306,545
Presstek Inc. (a)                                 4,959              59,508
Regal Beloit Corp.                                3,485              72,906
Robbins & Myers Inc.                              1,165              32,853
Roper Industries Inc.                             5,274             220,189
Ryland Group Inc.                                 2,185             110,561
Sauer Inc.                                        2,992              28,274
Standard Pacific Corp.                            3,914              90,609
Stewart & Stevenson Services Inc.                 4,560             150,480
SureBeam Corp. (a)                                   30                 514
Tennant Co.                                       1,352              54,080
Terex Corp. (a)                                   4,161              88,213
The Kroll-O'Gara Co. (a)                            390               3,689
Toll Brothers Inc. (a)                            3,594             141,280
Trikon Technologies Inc. (a)                        230               3,220
Triumph Group Inc. (a)                            3,168             155,232
TTM Technologies Inc. (a)                           220               1,936
Turnstone Systems Inc. (a)                          300               2,100
Unifi Inc. (a)                                    8,074              68,629
United Industrial Corp. (a)                         190               3,183
US Aggregates Inc.                                1,220               1,647
Western Multiplex Corp. (a)                         300               2,061
Wilson Greatbatch Technologies (a)                  430              12,470
WJ Communications Inc. (a)                          270               1,256
York International Corp.                          6,700             234,634
                                                               ------------
                                                                  6,170,644
                                                               ------------
Financial Services (21.0%)
1st Source Corp.                                  1,924              53,872
Acacia Research Crop. (a)                         2,820              45,120
Actrade Financial Technologies Ltd. (a)             140               3,310
Advanta Corp.                                     3,401              54,416
Affiliated Managers Group Inc. (a)                3,738             229,887
Alabama National Bancorporation                   1,333              43,256
Alexander's Inc. (a)                                552              33,175
Alexandria Real Estate Equities Inc.              2,545             101,291
Alfa Corp.                                        5,882             145,285
Alleghany Corp. (a)                                 826             167,678
Alliance Bancorp Inc. (a)                           150               4,422
Allied Capital Corp.                             14,350             332,202
Amcore Financial Inc.                             4,521             108,685
American Capital Strategies Ltd.                  4,700             131,882
American Financial Holdings Inc.                  4,600             108,560
American National Insurance Co. (a)               1,600             119,600
American Physicians Capital Inc. (a)                250               4,875
AmeriCredit Corp. (a)                            10,761             559,034
Amerus Group Co.                                    670              23,765
AMLI Residential Properties                       2,656              65,338
Anchor Bancorp of Wisconsin Inc.                  3,574              56,827
Andover Bancorp Inc.                              1,108              55,677
Annaly Mortgage Management Inc. (a)                 500               6,855
Anthracite Capital Inc.                             610               6,741
Arden Realty Inc.                                 9,650             257,655
Area Bancshares Corp.                             2,731              45,061
Argonaut Group Inc.                               3,300              66,330
Arrow Financial Corp. (a)                            90               2,273
Arthur J Gallagher & Co.                         11,326             294,476
Associated Estates Realty Corp.                     460               4,444
Astoria Financial Corp.                           7,420             408,100
Avocent Corp. (a)                                 7,577             172,377
Baldwin & Lyons Inc. Class B                      1,813              38,073
BancFirst Corp.                                     627              25,237
BancFirst Ohio Corp.                                100               2,265
BancorpSouth Inc.                                13,642             231,914
Bank Mutual Corporation (a)                         190               2,679
Bank of Granite Corp.                             1,941              44,643
BankAtlantic Bancorp Inc. Class A                   310               2,694
BankUnited Financial Corp. Class A (a)              330               4,637
Banner Corp. (a)                                    260               5,720
Bay View Capital Corp.                            5,848              43,743
BB&T Corp.                                           97               3,562
Bedford Property Investors Inc.                   2,946              61,719

                See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2001
                                  (Unaudited)

                                               Shares             Value
                                            ------------      ------------
Common Stocks (Cont.)

Financial Services (Cont.)
BKF Capital Group Inc. (a)                           100      $      3,320
Blackrock Inc. (a)                                 2,800            96,012
BOK Financial Corp. (a)                            1,859            50,007
Boston Private Financial Holdings
   Inc. (a)                                          310             6,944
Boykin Lodging Co.                                 4,255            54,889
Brandywine Realty Trust                            5,795           130,098
BRE Properties Inc.                                7,645           231,643
Brookline Bancorp Inc.                             2,507            35,198
Brown & Brown Inc.                                 3,812           160,066
BSB Bancorp Inc.                                   1,670            38,493
Burnham Pacific Properties Inc.                    6,092            29,851
Cabot Industrial Trust                             6,027           126,567
Camden Property Trust                              6,735           247,174
Capital Automotive REIT                            3,017            54,306
Capital City Bank Group Inc.                         890            22,134
Capital Southwest Corp. (a)                           70             4,449
Capitol Federal Financial                          5,950           115,013
Capstead Mortgage Corp.                              130             2,314
Catellus Development Corp. (a)                    15,920           277,804
Cathay Bancorp Inc.                                1,373            75,089
CB Richard Ellis Services Inc. (a)                 3,181            49,942
CBL & Associates Properties Inc.                   4,383           134,514
CCBT Financial Companies, Inc. (a)                   190             5,698
Centennial Bancorp (a)                               340             2,805
Centerpoint Properties Trust                       3,716           186,543
Central Coast Bancorp (a)                             60             1,483
CFS Bancorp Inc. (a)                                 370             5,117
Charles E Smith Residential Realty Inc.            4,008           201,001
Charter Municipal Mortgage
   Acceptance Co.                                  3,757            59,924
Chateau Communities Inc.                           3,495           109,743
Chelsea Property Group Inc.                        3,089           144,874
Chemical Financial Corp.                           2,887            85,167
Chittenden Corp.                                   4,246           142,878
Citizens Banking Corp.                             7,535           220,399
Citizens Inc. (a)                                    220             1,505
City Bank                                          1,500            40,500
Clark Bardes Holdings Inc. (a)                       170             3,842
CNA Surety Corp.                                   2,515            35,210
Coastal Bancorp Inc. (a)                              90             2,876
Cobalt Corp. (a)                                     150             1,050
Colonial BancGroup Inc.                           16,090           231,374
Colonial Properties Trust                          3,479           107,153
Columbia Banking Systems Inc. (a)                    220             2,807
Commerce Bancorp Inc.                              4,924           345,172
Commerce Group Inc.                                4,054           149,147
Commercial Bank of New York (a)                       30               944
Commercial Federal Corp.                           8,930           206,283
Commercial Net Lease Realty Inc.                   5,548            79,059
Commonwealth Bancorp Inc.                            180             3,217
Community Bank System Inc.                           180             5,040
Community Banks Inc. (a)                             100             2,850
Community First Bankshares Inc.                    7,731           177,813
Community Trust Bancorp Inc.                         110             2,640
CompuCredit Corp. (a)                              3,180            35,139
Connecticut Bancshares Inc. (a)                      210             5,498
Cornerstone Realty Income Trust Inc.               7,018            81,409
Corporate Office Properties (a)                      180             1,800
Corrections Corporation of America (a)             4,470            71,296
Corus Bankshares Inc.                              1,508            90,857
Cousins Properties Inc.                            6,769           181,748
CPB Inc.                                           1,158            34,254
Crawford & Co. Class B                             5,908           106,344
Credit Acceptance Corp. (a)                        4,528            34,866
Crown American Realty Trust                          380             3,173
CSFB direct (a)                                    2,520            11,970
Cullen Frost Bankers Inc.                          7,910           267,753
CVB Financial Corp.                                2,801            53,779
Delphi Financial Group Inc. (a)                    2,471            95,134
Developers Diversified Realty Corp.                9,188           168,875
Dime Community Bancshares                          1,875            63,600
Doral Financial Corp. ADR                          5,504           188,787
Downey Financial Corp.                             3,852           182,046
East West Bancorp Inc. (a)                         3,715           100,305
EastGroup Properties Inc.                          2,583            58,376
Eaton Vance Corp.                                  7,704           268,099
Entertainment Properties Trust                     2,425            44,256
Essex Property Trust Inc.                          3,165           156,826
F&M Bancorp                                           60             1,788
F&M National Corp.                                 4,170           166,800
Fair Isaac & Co. Inc.                              2,788           172,354
Farmers Capital Bank Corp.                           982            39,869
FBL Financial Group Inc.                           1,614            29,052
Federal Agriculture Mortgage Corp. (a)               230             7,355
Federal Realty Investment Trust                    6,189           128,360
FelCor Lodging Trust Inc.                          7,500           175,500
Fidelity Bankshares Inc.                             220             3,166
Fidelity National Financial Inc.                   9,852           242,064
Financial Federal Corp. (a)                        1,840            53,268
Financial Institutions Inc. (a)                      130             2,912
First Bancorp ADR                                  3,309            89,310
First Bancorp North Carolina                          90             2,217
First Busey Corp.                                  1,547            33,152
First Charter Corp.                                5,116            95,925
First Citizens Bancshares Inc.                     1,116           121,086
First Commonwealth Financial Corp.                 9,954           149,310
First Community Bancshares (a)                        90             2,813
First Essex Bancorp Inc.                             170             4,202
First Federal Capital Corp.                        2,511            40,678
First Financial Bancorp                            5,736            97,971
First Financial Bankshares Inc.                    1,931            59,861
First Financial Corp.                                874            42,074
First Financial Holdings Inc.                      2,207            50,761
First Indiana Corp.                                1,913            49,795
First Industrial Realty Trust Inc.                 6,668           214,109

                 See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2001
                                  (Unaudited)

                                               Shares             Value
                                            ------------      ------------
Common Stocks (Cont.)

Financial Services (Cont.)
First Merchants Corp.                              2,098      $     50,205
First Midwest Bancorp Inc.                         6,995           207,402
First Niagara Financial Group Inc.                 1,936            30,066
First Place Financial Corp. (a)                      270             3,488
First Republic Bank (a)                              190             4,655
First Sentinel Bancorp Inc.                        5,620            76,263
Firstfed Financial Corp. (a)                       2,874            85,645
Flagstar Bancorp Inc.                                170             3,553
Flushing Financial Corp. (a)                         220             5,260
FNB Corp.                                          3,903           104,210
Franchise Finance Corp. of America                10,000           251,100
Fremont General Corp.                              7,130            46,345
Friedman Billings Ramsey Group Inc. (a)            3,227            22,589
Frontier Financial Corp.                           2,737           136,823
Fulton Financial Corp.                            12,600           257,796
Gabelli Asset Management Inc. (a)                  1,000            41,150
Gables Residential Trust                           3,805           113,960
GBC Bancorp                                        1,878            53,617
German American Bancorp. (a)                         100             1,584
Getty Realty Corp.                                   110             2,108
Glacier Bancorp Inc. (a)                             290             5,510
Glenborough Realty Trust Inc.                      4,605            88,876
Glimcher Realty Trust                              4,436            79,404
Global Payments Inc.                               4,320           130,032
Gold Banc Corp. Inc.                               4,950            38,313
Great American Financial Resources                 4,391            79,214
Great Lakes REIT Inc.                              2,995            54,539
Great Southern Bancorp Inc. (a)                       60             1,576
Greater Bay Bancorp                                6,686           167,016
Hancock Holding Co.                                1,454            62,449
Harbor Florida Bancshares Inc.                     3,063            58,656
Harleysville Group Inc.                            2,103            62,564
Harleysville National Corp.                        1,361            62,946
HCC Insurance Holdings Inc.                        8,049           197,200
Health Care REIT Inc.                              5,205           123,619
Healthcare Property Investors Inc.                 7,737           266,153
Healthcare Realty Trust Inc.                       6,629           174,343
Healthextras Inc. (a)                                210             1,991
Highwoods Properties Inc.                          9,500           253,175
Hilb Rogal & Hamilton Co.                          2,100            91,875
Home Properties of New York Inc.                   3,955           119,045
Horace Mann Educators Corp.                        6,216           133,955
Hospitality Properties Trust                       8,053           229,510
HRPT Properties Trust                             21,800           212,114
Hudson River Bancorp Inc. (a)                        330             5,973
Hudson United Bancorp                              8,281           211,166
IBERIABANK Corp. (a)                                 110             3,251
Independence Community Bank                       10,009           197,578
Independent Bank Corp.                             2,035            40,171
Independent Bank Corp. (Michigan) (a)                230             5,647
IndyMac Mortgage Holdings Inc.                    11,122           298,070
Innkeepers USA Trust                               5,795            69,424
Insignia Financial Group Inc. (a)                  3,474            42,383
Integra Bank Corp.                                 2,658            65,839
Interactive Data Corp. (a)                        11,071            99,639
International Bancshares Corp.                     3,083           129,486
Investment Technology Group Inc. (a)               4,270           214,738
Investors Financial Services Corp.                 4,538           304,046
IRT Property Co.                                   5,279            57,488
Irwin Financial Corp.                              1,997            50,225
JDN Realty Corp.                                   5,888            78,899
Jefferies Group Inc. (a)                           3,892           126,101
JP Realty Inc.                                     2,245            55,002
Kansas City Life Insurance Co.                     1,048            41,920
Keystone Property Trust (a)                          180             2,410
Kilroy Realty Corp.                                4,098           119,252
Koger Equity Inc.                                  4,912            81,048
Kramont Realty Trust (a)                             260             3,557
La Quinta Properties Inc. (a)                     17,970            93,085
LaBranche & Co. Inc. (a)                           6,000           174,000
LandAmerica Financial Group Inc.                   2,076            66,121
LaSalle Hotel Properties                           2,352            41,913
Leucadia National Corp. (a)                        5,813           188,632
Lexington Corporate Properties Trust               2,974            46,008
Liberty Financial Companies Inc.                   2,106            68,340
LNR Property Corp.                                 3,893           136,255
Local Financial Corp. (a)                            430             5,547
Macerich Co.                                       5,206           129,109
MAF Bancorp Inc.                                   3,459           106,191
Main Street Banks Inc. (a)                           220             3,890
Manufactured Home Communities Inc.                 2,824            79,354
Markel Corp. (a)                                   1,173           230,494
MB Financial Inc. (a)                                 90             2,340
Medallion Financial Corp.                          2,228            22,837
MEEMIC Holdings Inc. (a)                              30               647
Mercury General Corp.                              4,360           152,469
Meristar Hospitality Corp. Inc.                    6,160           146,300
Metris Companies Inc.                              8,782           296,041
Microfinancial Inc.                                  140             2,269
Mid-America Apartment Communities
   Inc.                                            2,908            74,416
Mid-America Bancorp                                1,302            37,693
Mid-Atlantic Realty Trust (a)                        270             3,375
Mid-State Bancshares                               3,504            63,913
Midwest Banc Holdings Inc. (a)                       110             2,420
Mills Corp.                                        2,960            72,816
Mississippi Valley Bancshares Inc.                   977            38,982
National City Bancorporation (a)                     130             3,894
National Golf Properties Inc.                      2,172            59,187
National Health Investors Inc.                     5,023            51,737
National Penn Bancshares Inc.                      3,209            64,950
National Western Life Insurance Co. (a)              300            32,697
Nationwide Health Properties Inc.                  7,759           156,732
NBT Bancorp Inc.                                     190             3,667
Net.B@nc Inc. (a)                                  5,113            57,777
New Plan Excel Realty Trust Inc.                  14,320           219,096

                See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2001
                                  (Unaudited)

                                               Shares             Value
                                            ------------      ------------
  Common Stocks (Cont.)

  Financial Services (Cont.)
  New York Community Bancorp Inc.                  6,120      $    230,418
  NextCard Inc. (a)                                6,371            70,400
  Northwest Bancorp Inc.                           2,588            27,174
  Oceanfirst Financial Corp.                       2,060            53,436
  Ocwen Financial Corp. (a)                        6,125            62,781
  Ohio Casualty Corp.                             10,370           134,291
  Old Second Bancorp Inc. ILL (a)                     30               992
  Omega Financial Corp.                            1,600            51,504
  Oriental Financial Group Inc. ADR                2,237            42,503
  Pacific Capital Bancorp                          4,239           129,078
  Pacific Gulf Properties Inc.                     2,010             9,829
  Pacific Northwest Bancorp                        2,473            61,800
  Pacificare Health Systems Inc. (a)                 190             3,097
  Pan Pacific Retail Properties Inc.               3,389            88,114
  Park National Corp.                              1,542           155,742
  Parkway Properties Inc.                          1,605            56,576
  Pennfed Financial Services Inc. (a)                 90             2,079
  Pennsylvania Real Estate Investment
     Trust                                         1,988            49,104
  People's Bank                                    4,600           107,226
  PFF Bancorp Inc.                                 2,485            62,125
  Philadelphia Consolidated Holding
     Corp. (a)                                     1,060            36,867
  PICO Holdings Inc. (a)                           2,622            38,334
  PMA Capital Corp.                                3,128            56,460
  Prentiss Properties Trust                        5,914           155,538
  Presidential Life Corp.                          3,056            68,454
  Prime Group Realty Trust                         2,697            36,409
  ProAssurance Corp. (a)                           3,075            53,044
  Professionals Group Inc. (a)                       250             6,868
  Profit Recovery Group International
     Inc. (a)                                      6,717            76,977
  Promistar Finl Corp.                             2,852            68,448
  Prosperity Banchares Inc. (a)                      100             2,393
  Provident Bankshares Corp.                       4,804           119,812
  Provident Financial Group Inc.                   3,700           121,804
  R&G Financial Corp. ADR                          2,359            37,862
  Raymond James Financial Inc.                     5,971           182,713
  Realty Income Corp.                              4,167           123,177
  Reckson Associates Realty Corp.                  9,728           223,744
  Redwood Trust Inc.                                 180             4,095
  Regency Centers Corp.                            4,880           123,952
  Republic Bancorp Inc.                            8,620           119,818
  Resource America Inc.                              340             4,454
  RFS Hotel Investors Inc.                         4,330            68,371
  Richmond County Financial Corp.                  4,788           179,646
  Riggs National Corp.                             3,177            53,977
  RightChoice Managed Care Inc. (a)                  430            19,092
  RLI Corp.                                        1,149            51,613
  Roslyn Bancorp Inc.                              9,110           239,593
  S & T Bancorp Inc.                               4,573           123,471
  Sandy Springs Bancorp Inc.                       1,618            52,100
  Santander Bancorp ADR                            1,540            30,107
  Saul Centers Inc.                                1,862            35,173
  SCPIE Holdings Inc.                              1,440            29,088
  Seacoast Financial Services Corp.                3,923            63,749
  Second Bancorp Inc. (a)                            100             2,290
  Security Capital Group Inc. (a)                  9,956           213,058
  Selective Insurance Group Inc.                   4,062           108,374
  Senior Housing Properties Trust (a)                130             1,690
  Shurgard Storage Centers Inc.                    4,965           155,156
  Silicon Valley Bancshares (a)                    7,288           160,336
  Simmons First National Corp.                        70             2,338
  Sky Financial Group Inc.                        12,557           237,704
  SL Green Realty Corp.                            3,349           101,508
  South Financial Group Inc.                       7,108           134,199
  Southwest Bancorporation of Texas
     Inc. (a)                                      5,258           158,844
  Southwest Securities Group Inc.                  2,749            56,904
  Sovran Self Storage Inc.                         1,982            54,247
  St. Francis Capital Corp.                          130             2,841
  Stancorp Financial Group Inc.                    5,263           249,414
  State Auto Financial Corp.                       2,612            42,811
  Staten Island Bancorp Inc.                       5,795           161,391
  Sterling Bancorp                                   210             6,426
  Sterling Bancshares Inc.                         4,087            78,389
  Sterling Financial Corp.                           220             5,093
  Stewart Information Services Corp.               1,840            35,862
  Student Loan Corp.                               1,029            71,773
  Summit Properties Inc.                           4,168           111,827
  Sun Communities Inc.                             3,198           113,049
  Susquehanna Bancshares Inc.                      6,372           129,670
  SY Bancorp Inc. (a)                                100             3,400
  Tanger Factory Outlet Centers Inc.                 970            22,310
  Taubman Centers Inc.                             5,943            83,202
  Terremark Worldwide Inc. (a)                    15,300            23,103
  Texas Regional Bancshares Inc.                   2,691           108,420
  The Finova Group Inc.                            5,740            21,238
  The First American Financial Corp.               8,881           168,206
  The John Nuveen Co.                              1,151            65,204
  The Liberty Corp.                                2,861           114,440
  The Midland Co.                                    929            41,340
  Thornburg Mortgage Asset Corp.                     460             7,135
  Tompkins County Trustco Inc. (a)                    70             2,765
  Town & Country Trust                             3,090            63,036
  Trammell Crow Co. (a)                            4,478            49,482
  Triad Guaranty Inc. (a)                          1,976            79,040
  Troy Financial Corp. (a)                           170             3,104
  Trust Co. of New Jersey                          3,093            74,851
  Trustco Bank Corp.                              10,164           135,689
  Trustmark Corp.                                  9,070           184,302
  Tucker Anthony Sutro                             2,895            63,690
  UCBH Holdings Inc.                               2,860            86,801
  UICI (a)                                         6,523            83,168
  UMB Financial Corp.                              2,495           107,285
  Umpqua Holdings Corp. (a)                          250             3,203

                 See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2001
                                  (Unaudited)

                                               Shares            Value
                                            ------------      ------------
Common Stocks (Cont.)

Financial Services (Cont.)
UNB Corp. Ohio (a)                                    90      $      1,665
United Bankshares Inc.                             5,420           145,256
United Community Financial Corp.                   5,015            43,630
United Dominion Realty Trust Inc.                 16,791           237,593
United Fire & Casualty Co.                            60             1,753
United National Bancorp                            2,610            59,195
Universal Health Realty Inc.                         110             2,376
US Restaurant Properties Inc.                        410             6,121
USB Holding Co. Inc.                               1,653            25,208
Value Line Inc.                                      444            18,746
Vesta Insurance Group Inc.                           390             4,076
W Holding Co. Inc. ADR                             6,142            79,846
Washington Federal Inc.                            9,302           228,085
Washington Real Estate Investment
   Trust                                           5,415           128,011
Washington Trust Bancorp Inc.                        210             4,622
Waypoint Financial Corp. (a)                         210             2,625
Webster Financial Corp.                            7,997           262,142
Weingarten Realty Investors                        5,678           248,980
Wesbanco Inc.                                      2,878            72,209
West Coast Bancorp Oregon                            310             3,928
Westamerica Bancorporation                         6,300           247,275
Westcorp Inc.                                      2,127            45,092
WFS Financial Inc. (a)                             1,389            42,712
Whitney Holding Corp.                              4,154           194,823
Winston Hotels Inc.                                  250             2,595
Wintrust Financial Corp. (a)                         180             4,473
Wit Soundview Group Inc. (a)                      11,800            21,594
WR Berkley Corp.                                   3,212           133,041
Wyndham International Inc.                        13,721            34,302
Zenith National Insurance Corp.                    1,656            44,712
                                                              ------------
                                                                32,843,405
                                                              ------------
Health Care (13.4%)

3-Dimensional Pharmaceuticals (a)                    390             3,748
AaiPharma Inc. (a)                                   190             2,981
Abiomed Inc. (a)                                   2,900            68,382
Accredo Health Inc. (a)                            3,258           121,165
Aclara Biosciences Inc. (a)                        2,040            20,196
Adolor Corp. (a)                                     210             4,536
Advance PCS (a)                                    4,746           303,981
Advanced Tissue Sciences Inc. (a)                  9,150            45,750
Albany Molecular Research Inc. (a)                 2,824           107,340
Alexion Pharmaceuticals Inc. (a)                   2,490            59,760
Align Technology Inc. (a)                            250             1,960
Alliance Pharmaceutical Corp. (a)                  7,800            17,550
Alpharma Inc.                                      5,106           139,138
American Healthcorp Inc. (a)                         170             6,548
AmeriPath Inc. (a)                                 4,108           120,364
Amerisource Health Corp. (a)                       7,720           426,916
Amsurg Corp. (a)                                     350            10,343
Amylin Pharmaceuticals Inc. (a)                    8,800            99,000
Antigenics Inc. (a)                                2,240            44,240
Aphton Corp. (a)                                   2,200            48,180
Apria Healthcare Group Inc. (a)                    6,846           197,507
Aradigm Corp. (a)                                  2,700            18,900
Arena Pharmaceuticals Inc. (a)                       340            10,367
Ariad Pharmaceuticals Inc. (a)                     3,700            18,759
Arrow International Inc.                           1,665            63,936
ArthroCare Corp. (a)                               3,070            80,281
Aspect Medical Systems Inc. (a)                    3,400            52,700
ATS Medical Inc. (a)                               4,000            60,240
Avant Immunotherapeutics Inc. (a)                  7,150            40,398
Avigen Inc. (a)                                    3,000            64,500
Aviron (a)                                         3,884           221,388
Bacou USA Inc. (a)                                   827            23,305
Barr Laboratories Inc. (a)                         3,146           221,510
Bergen Brunswig Corp. (a)                         19,390           372,676
Beverly Enterprises Inc. (a)                      17,259           184,671
Bio Technology General Corp. (a)                   9,318           122,066
Bio-Rad Laboratories Inc. (a)                      1,337            66,583
BioCryst Pharmaceuticals Inc. (a)                  2,590            16,706
BioMarin Pharmaceutical Inc. (a)                   2,700            35,667
Biopure Corp. (a)                                  2,230            58,805
Biosite Diagnostics Inc. (a)                       2,100            94,080
Bone Care International Inc. (a)                   1,500            39,750
CardioDynamics International Corp. (a)             4,400            23,628
Caremark Rx Inc. (a)                              32,554           535,513
Carter Wallace Inc.                                3,726            72,098
Cell Genesys Inc. (a)                              5,560           113,980
Cell Pathways Inc. (a)                             3,313            20,971
Cell Therapeutics Inc. (a)                         4,600           127,144
Cerner Corp. (a)                                   3,702           155,484
Cerus Corp. (a)                                    1,600           116,112
Charles River Laboratories Inc. (a)                  880            30,580
ChromaVision Medical Systems Inc. (a)              1,370             6,877
Circor International (a)                             220             3,971
Closure Medical Corp. (a)                          1,236            28,391
Collateral Therapeutics Inc. (a)                   1,510             9,060
Columbia Laboratories Inc. (a)                     3,834            31,017
Conmed Corp. (a)                                   2,638            68,720
Connetics Corp. (a)                                4,570            34,641
Cooper Companies Inc.                              2,385           122,589
Corixa Corp. (a)                                   6,441           109,948
Covance Inc. (a)                                   9,420           213,363
Coventry Health Care Inc. (a)                      9,960           201,192
CryoLife Inc. (a)                                  2,550           104,320
Cubist Pharmaceuticals Inc. (a)                    4,400           167,200
CuraGen Corp. (a)                                  4,920           179,088
Curis Inc. (a)                                       580             3,660
CV Therapeutics Inc. (a)                           2,600           148,200
Cyberonics Inc. (a)                                3,096            52,322
Cygnus Inc. (a)                                    4,572            46,863
Cytogen Corp. (a)                                 10,450            56,430
Datascope Inc.                                     1,922            88,585

                See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2001
                                  (Unaudited)



                                         Shares          Value
                                        --------     -----------
Common Stocks (Cont.)

Health Care (Cont.)
DaVita Inc. (a)                           11,596     $   235,747
deCODE genetics Inc. (a)                     700           8,617
Diagnostic Products Corp.                  4,128         137,050
Diametrics Medical Inc. (a)                2,590           7,252
Dianon Systems Inc. (a)                      130           5,915
Digene Corp. (a)                           1,750          71,400
Diversa Corp. (a)                          1,380          28,069
Duramed Pharmaceuticals Inc. (a)             430           7,693
Durect Corp. (a)                             570           7,410
DUSA Pharmaceuticals Inc. (a)              3,000          42,840
Dynacq International Inc. (a)                 90           1,731
Edwards Lifesciences Corp. (a)             9,760         257,274
Emisphere Technologies Inc. (a)            2,270          65,989
Endo Pharmaceutical Hldgs. Inc. (a)          230           2,033
ENDOcare Inc. (a)                          3,100          49,569
EntreMed Inc. (a)                          2,583          41,328
Enzo Biochem Inc. (a)                      3,909         134,079
Enzon Inc. (a)                             6,111         381,937
Exelixis Inc. (a)                          3,390          64,308
First Horizon Pharmaceutical Corp. (a)       130           4,173
Fisher Scientific International Inc. (a)   6,826         197,954
Genaissance Pharmaceuticals Inc. (a)         260           3,650
Gene Logic Inc. (a)                        4,250          92,650
Genome Therapeutics Corp. (a)              3,320          49,269
Genta Inc. (a)                             2,570          34,412
Genzyme Molecular Oncology (a)               740           6,120
Genzyme General Division (a)                 310           4,201
Genzyme Transgenics Corp. (a)              3,100          30,814
Geron Corp. (a)                            3,600          50,400
Guilford Pharmaceuticals Inc. (a)          4,352         147,968
Haemonetics Corp. (a)                      4,295         130,997
Health Net Inc. (a)                       17,100         297,540
Henry Schein Inc. (a)                      3,791         145,006
Hooper Holmes Inc.                        11,274         115,558
Humana Inc. (a)                           24,990         246,151
Hyseq Inc. (a)                             2,300          26,450
i-STAT Corp. (a)                           2,900          42,746
IDEXX Laboratories Corp. (a)               5,644         176,375
IDX Systems Corp. (a)                      2,640          39,600
ILEX Oncology Inc. (a)                     4,120         123,188
Illumina Inc. (a)                            220           2,592
Imatron Inc. (a)                          10,800          21,600
Immune Response Corp. (a)                  3,610          17,148
Immunogen Inc. (a)                         6,200         124,000
Immunomedics Inc. (a)                      5,140         109,996
Impath Inc. (a)                            2,528         111,990
Inamed Corp. (a)                           1,980          48,411
Inhale Therapeutic Systems Inc. (a)        6,724         154,652
Insmed Inc. (a)                              370           3,326
Inspire Pharmaceuticals Inc. (a)             250           3,500
Intermune Inc. (a)                         1,720          61,266
Interneuon Pharmaceuticals Inc. (a)          700           5,943
IntraBiotics Pharmaceuticals Inc. (a)      1,010           1,465
Invacare Corp.                             3,971         153,400
Invitrogen Corp. (a)                       5,223         375,011
ISIS Pharmaceuticals Inc. (a)              6,757          83,719
Kendle International Inc. (a)                180           3,607
KOS Pharmaceuticals Inc. (a)               1,560          58,032
KV Pharmaceutical Co. (a)                  2,910          97,485
Laboratory Corp. of America
   Holdings (a)                            5,558         427,410
Landauer Inc.                                190           5,700
Lexicon Genetics Inc. (a)                  2,170          27,125
Lifepoint Hospitals Inc. (a)               6,014         266,300
Ligand Pharmaceuticals Inc. (a)            8,552          96,638
Lincare Holdings Inc. (a)                 12,140         364,321
Luminex Corp. (a)                          1,380          27,586
Lynx Therapeutics Inc. (a)                 1,800          12,312
Macrochem Corp. (a)                          540           4,795
Magellan Health Services Inc. (a)            690           8,832
Manor Care Inc. (a)                       12,740         404,495
Martek Biosciences Corp. (a)               3,400          96,900
Matrix Pharmaceutical Inc. (a)             4,350          45,371
Maxim Pharmaceuticals Inc. (a)             3,200          20,192
Maxygen Inc. (a)                           1,920          37,248
Medicines Co. (a)                            610          12,499
Medicis Pharmaceutical Corp. (a)           4,524         239,772
Medquist Inc. (a)                          2,397          71,143
Mentor Corp.                               3,345          95,332
MGI Pharma Inc. (a)                        2,790          34,875
Microvision Inc. (a)                       2,000          42,420
Mid Atlantic Medical Services Inc. (a)     7,111         127,500
Mine Safety Appliances Co.                 1,611          52,680
Miravant Medical Technologies (a)          2,200          25,080
Myriad Genetics Inc. (a)                   2,950         186,794
Nabi Inc. (a)                              5,170          41,050
Nanogen Inc. (a)                           2,370          16,092
NBTY Inc. (a)                              9,255         115,132
NeoRx Corp. (a)                            3,500          10,535
Neose Technologies Inc. (a)                2,000          90,000
Neurocrine Biosciences Inc. (a)            3,400         135,966
Neurogen Corp. (a)                         2,467          56,618
Noven Pharmaceuticals Inc. (a)             3,300         129,360
Novoste Corp. (a)                          2,552          65,076
NPS Pharmaceuticals Inc. (a)               3,940         158,388
Ocular Sciences Inc. (a)                   2,531          64,287
Omnicare Inc.                             13,690         276,538
Option Care Inc. (a)                         150           2,280
ORATEC Interventions Inc. (a)              1,440          13,349
Orchid Biosciences Inc. (a)                2,080          15,912
Organogenesis Inc. (a)                     5,035          37,259
Orthodontic Centers of America Inc. (a)    6,622         201,309
OSI Pharmaceuticals Inc. (a)               4,670         245,595
Owens & Minor Inc.                         5,072          96,368
Paradigm Genetics Inc. (a)                   190           1,710
Parexel International Corp. (a)            3,742          72,969

                See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2001
                                  (Unaudited)



                                          Shares         Value
                                         --------     ----------
Common Stocks (Cont.)

Health Care (Cont.)
Pediatrix Medical Group Inc. (a)             300      $    9,960
Penwest Pharmaceutical (a)                   270           4,182
Peregrine Pharmaceuticals Inc. (a)         7,030          18,489
Perrigo Co. (a)                            9,412         157,086
Pharmaceutical Product Development
   Inc. (a)                                5,006         152,733
Pharmaceutical Resources Inc. (a)            670          20,562
Pharmacopeia Inc. (a)                      3,400          81,600
Pharmacyclics Inc. (a)                     2,627          89,055
PolyMedica Corp. (a)                       1,590          64,395
Praecis Pharmaceuticals Inc. (a)           1,400          23,016
Priority Healthcare Corp. (a)              3,626         102,543
Province Healthcare Co. (a)                5,107         180,226
PSS World Medical Inc. (a)                 8,611          55,369
Regeneron Pharmaceutical Inc. (a)          4,221         146,258
RehabCare Group Inc. (a)                   2,460         118,572
Renal Care Group Inc. (a)                  7,615         250,457
Res-Care Inc. (a)                          1,749          14,447
Resmed Inc. (a)                            4,302         217,466
Respironics Inc. (a)                       5,575         165,912
Ribozyme Pharmaceuticals Inc. (a)          1,500          15,000
Sangstat Medical Corp. (a)                 3,076          50,385
SciClone Pharmaceuticals Inc. (a)          4,820          28,101
Scios Inc. (a)                               910          22,759
Select Medical Corp. (a)                     210           4,200
Sequenom Inc. (a)                          2,000          28,000
Serologicals Corp. (a)                       540          11,524
Sicor Inc. (a)                             6,787         156,780
Sierra Health Services Inc. (a)              530           3,715
Sola International Inc. (a)                  510           7,196
Sonic Innovations Inc. (a)                 1,580          10,191
SonoSite Inc. (a)                          1,400          27,160
Specialty Laboratories (a)                   100           3,785
STAAR Surgical Co. (a)                     1,800           8,694
Star Scientific Inc. (a)                   1,300           3,783
Steris Corp. (a)                          11,247         225,502
Sunquest Informations Systems Inc. (a)        60           1,427
Sunrise Assisted Living Inc. (a)           3,334          87,518
Sunrise Technologies International
   Inc. (a)                                4,419           5,435
Supergen Inc. (a)                          4,628          68,170
Sybron Dental Specialties Inc. (a)           120           2,459
Syncor International Corp. (a)             3,486         108,066
Tanox Inc. (a)                               370          11,674
Targeted Genetics Corp. (a)                4,130          26,845
Texas BioTechnology Corp. (a)              6,690          56,062
Theragenics Corp. (a)                      4,279          47,796
Thoratec Laboratories Corp. (a)            4,540          70,597
Titan Pharmaceuticals Inc. (a)             3,730         111,937
Transkaryotic Therapies Inc. (a)           3,164          93,180
Triad Hospitals Inc. (a)                   8,363         246,458
Triangle Pharmaceuticals Inc. (a)          5,079          23,770
Trimeris Inc. (a)                          2,500         125,175
Tularik Inc. (a)                           2,270          58,634
Twinlab Corp. (a)                          1,960           5,057
United therapeutics Corp. (a)              2,300          30,705
Universal Health Services Inc. (a)           480          21,840
Urocor Inc. (a)                              210           3,287
US Oncology Inc. (a)                      11,903         105,818
US Physical Therapy Inc. (a)                 105           1,677
Valentis Inc. (a)                          4,400          27,500
Varian Medical Systems Inc. (a)            4,740         338,910
Vasomedical Inc. (a)                       6,290          27,173
VaxGen Inc. (a)                            1,320          25,080
Ventana Medical Systems Inc. (a)           1,866          58,779
Ventas Inc.                               10,177         111,438
Vical Inc. (a)                             3,993          55,822
ViroPharma Inc. (a)                          370          12,580
VISX Inc. (a)                              8,400         162,540
Vital Signs Inc.                             933          30,836
Vivus Inc. (a)                             3,890          12,059
West Pharmaceutical Services Inc.          1,616          43,632
Zoll Medical Corp. (a)                     1,800          49,410
                                                     -----------
                                                      20,868,988
                                                     -----------

Machinery & Manufacturing (2.5%)
AGCO Corp. (a)                            10,185          93,193
AptarGroup Inc.                            5,436         176,289
Arch Chemicals Inc.                        3,134          65,281
ArvinMeritor Inc. (a)                     10,946         183,236
Astec Industries Inc. (a)                  2,693          46,454
Bandag Inc.                                1,851          50,532
Borg Warner Inc.                           4,450         220,809
Briggs & Stratton Corp.                    3,800         159,980
Cadiz Land Inc. (a)                        5,897          58,970
Carlisle Companies Inc.                    4,800         167,376
Catalytica Energy Systems (a)                250           5,425
Chemed Corp.                               1,513          54,680
CLARCOR Inc.                               4,191         112,528
Cummins Engine Co. Inc.                    6,400         247,680
Cytec Industries Inc. (a)                  6,941         263,758
Dura Automotive Systems Corp. (a)          2,992          47,872
Fairchild Corp. (a)                          260           1,823
Federal Signal Corp.                       7,747         181,822
FEI Co. (a)                                2,800         114,800
Franklin Electric Co. Inc.                   726          55,103
GenCorp Inc.                               5,456          69,837
Hercules Inc.                                450           5,085
Hydril Co. (a)                               180           4,099
IMPCO Technologies Inc. (a)                1,400          49,490
Kaman Corp.                                3,432          60,746
Modine Manufacturing Co.                   3,826         105,521
Monaco Coach Corp. (a)                     2,688          89,242
Nacco Industries Inc.                      1,191          92,886
National Service Industries Inc.           6,700         151,219


                See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2001
                                  (Unaudited)



                                          Shares         Value
                                         --------    -----------
Common Stocks (Cont.)

Machinery & Manufacturing (Cont.)
Olin Corp. (a)                             6,120     $   103,979
ON Semiconductor Corp. (a)                 2,670          12,149
Oshkosh Truck Corp.                        2,402         106,288
Osmonics Inc. (a)                            110           1,518
Penn Engineering & Manufacturing
   Corp.                                   1,800          31,500
Proton Energy Systems (a)                    430           5,160
Rohn Industries Inc. (a)                     300           1,425
SatCon Technology Corp. (a)                2,100          21,945
Semitool Inc. (a)                          2,700          32,211
Sequa Corp. Class A (a)                    1,175          53,463
Stoneridge Inc. (a)                        2,707          29,100
Tecumseh Products Co.                      2,900         143,550
Tenneco Automotive Inc.                    3,300          10,758
Thomas & Betts Corp.                         220           4,855
Timken Co.                                 7,785         131,878
Toro Co.                                   2,182          98,081
Unova Inc. (a)                             6,218          42,780
US Industries Inc.                        12,800          52,480
X-Rite Inc.                                2,500          22,100
Zygo Corp. (a)                             2,150          47,838
                                                     -----------
                                                       3,888,794
                                                     -----------

Materials & Processes (6.8%)
A Schulman Inc.                            4,984          67,284
Advanced Energy Industries Inc. (a)        2,200          90,794
AEP Industries Inc. (a)                       70           2,474
Airgas Inc. (a)                            9,076         108,004
Albany International Corp. (a)             2,996          56,624
Albemarle Corp.                            3,747          86,818
Amcol International Corp.                  3,602          21,612
American Superconductor Corp. (a)          3,381          87,230
American Woodwork Corp. (a)                   90           3,458
Ameron International Corp.                    70           4,673
Antec Corp. (a)                              560           6,944
AO Smith Corp.                             3,370          60,323
Apogee Enterprises Inc.                      580           7,244
Applied Industrial Technologies Inc.       3,124          59,200
Armstrong Holdings Inc.                    4,240          15,052
Arqule Inc. (a)                              370           8,014
Atrix Laboratories Inc. (a)                  330           7,821
Avanir Pharmaceuticals - Class A (a)       1,220           7,686
Avatar Holdings Inc. (a)                     110           2,530
AVI Biopharma Inc. (a)                       350           3,448
Barnes Group Inc.                          2,660          65,702
Beazer Homes USA Inc. (a)                    170          10,793
Belden Inc.                                3,900         104,325
Biosphere Medical Inc. (a)                   100           1,282
BMC Industries Inc.                          430           2,580
Brady Corp. Class A                        2,955         106,764
Brush Wellman Inc.                         2,494          39,904
Buckeye Technologies Inc. (a)              4,414          63,562
Butler Manufacturing Co.                     100           2,500
Cabot Microelectronics Corp. (a)           3,430         212,660
Calgon Carbon Corp.                        5,495          43,136
Cambrex Corp.                              4,833         244,453
Caraustar Industries Inc.                  4,862          44,730
Carbo Ceramics Inc.                          867          32,122
Carpenter Technology Corp.                 3,038          88,983
Centex Construction Products Inc.          1,352          43,940
Century Aluminum Co.                       2,500          40,100
ChemFirst Inc.                             2,505          65,631
Chesapeake Corp.                           2,607          64,523
Cima Laboratories Inc. (a)                   330          25,905
Cleveland Cliffs Inc.                      2,014          37,259
Collins & Aikman Corp. (a)                 8,533          52,905
Comfort Systems USA Inc. (a)               2,269           8,214
Comp X International (a)                      70             837
Corvas International Inc. (a)                410           4,830
Crompton Corp. (a)                        18,209         198,478
Crossmann Communities Inc.                 1,064          42,230
Dal-Tile International Inc. (a)            8,390         155,634
Delta & Pine Land Co.                      6,303         123,854
Deltic Timber Corp.                        1,779          51,235
Earthshell Corp. (a)                         610           2,074
EDEN Bioscience (a)                          330           3,297
Elcor Corp.                                3,411          69,073
Encompass Services (a)                     6,408          57,352
Entegris Inc. (a)                            500           5,725
Exide Corp.                                  270           3,105
Exide Corp. (a)                            1,830          31,201
Ferro Corp.                                5,621         122,594
Fibercore Inc. (a)                           660           4,297
Fleetwood Enterprises Inc.                 6,155          86,662
Florida Rock Industries Inc.               2,912         136,573
Forest City Enterprises                    2,482         136,510
Gaylord Container Corp. Class A (a)        3,806           3,996
Genecor International Inc. (a)               150           2,384
GenTek Inc.                                2,536          13,441
Georgia Gulf Corp.                         5,114          79,267
Granite Construction Inc.                  4,628         117,644
Great Lakes Chemical Corp.                 7,020         216,567
Greif Brothers Corp.                       2,335          70,867
Harsco Corp.                               6,599         179,031
Hayes Lemmerz International Inc. (a)       4,428          28,339
HB Fuller Co.                              2,226         111,077
Headwaters Inc. (a)                          420           6,720
Hexcel Corp. (a)                           3,200          40,800
Hovnanian Enterprises Inc. (a)               230           3,337
Hughes Supply Inc.                         3,743          88,522
IMC Global Inc. (a)                          440           4,488
Impax Laboratories Inc. (a)                  460           5,612
Insituform Technology Inc. (a)             3,733         136,254
Interface Inc.                             7,284          54,630
Intermagnetics General Corp. (a)             340          11,016


                See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2001
                                   (Unaudited)



                                        Shares         Value
                                       --------     ----------

Common Stocks (Cont.)

Materials & Processes (Cont.)
International Specialty
  Products Inc. (a)                      3,387      $   35,902
Inverness Medical Technology
  Inc. (a)                                 660          24,420
Ionics Inc. (a)                          2,812          88,578
Ivex Packaging Corp. (a)                 3,567          67,773
Kaydon Corp.                             4,613         118,323
KB Home                                  7,145         215,565
La Jolla Pharmaceutical Co. (a)            330           3,383
Large Scale Biology Corp. (a)              450           3,195
Lawson Products Inc.                       834          24,436
Liqui Box Corp.                            622          24,239
Lone Star Technologies Inc. (a)          3,569         129,198
Longview Fibre Co.                       8,296         102,207
Lydall Inc. (a)                            270           3,240
MacDermid Inc.                           2,823          50,814
Maverick Tube Corp. (a)                  5,588          94,717
Meritage Corp. (a)                          60           2,760
MI Schottenstein Home Homes Inc. (a)        70           2,765
Millennium Chemicals Inc.               10,560         158,928
Minerals Technologies Inc.               3,251         139,533
Mission West Properties                    210           2,951
Mueller Industries Inc. (a)              5,645         185,777
Myers Industries Inc.                    2,649          40,000
Napro Biotherapeutics Inc. (a)             460           4,692
NCH Corp.                                  503          19,667
NCI Building Systems Inc. (a)            2,505          45,716
Neopharm Inc. (a)                          220           5,610
NL Industries Inc.                       3,129          43,337
Nortek Inc. (a)                          1,476          46,081
North American Scientific Inc. (a)         190           2,755
Northfield Laboratories Inc. (a)           210           3,442
Novavax Inc. (a)                           290           2,828
NS Group Inc. (a)                        2,510          33,508
OM Group Inc.                            4,074         229,162
Onyx Pharmaceuticals Inc. (a)              260           3,123
Pain Therapeutics Inc. (a)                 310           2,372
Paxar Corp. (a)                          6,271          90,302
PH Glatfelter Co.                        4,717          67,264
Pitt-Des Moines Inc. (a)                   110           3,795
Polymer Group Inc.                       2,189           4,947
Pope & Talbot Inc.                       2,700          34,857
Potlatch Corp.                           5,043         173,530
Pozen Inc. (a)                             270           4,050
Progenics Pharmaceuticals Inc. (a)         220           4,204
Pulte Corp.                              4,821         205,519
Quanex Corp.                             2,682          69,464
Quixote Corp. (a)                          170           4,857
Rayonier Inc.                            4,681         217,432
Resortquest International Inc. (a)         340           3,910
Rock-Tenn Co.                            3,213          39,359
Rogers Corp. (a)                         2,488          65,932
RPM Inc.                                16,040         147,568
Sangamo Biosciences Inc. (a)               210           3,074
Schuler Homes Inc. (a)                     140           1,896
Schweitzer Mauduit International Inc.    2,311          54,540
Scotts Co. (a)                           3,355         139,065
Shaw Group Inc. (a)                      5,500         220,550
Silgan Holdings Inc. (a)                   270           4,741
Simpson Manufacturing Co. Inc. (a)       1,388          83,974
Solutia Inc. (a)                        16,250         207,187
Spartech Corp.                           2,023          48,855
SPS Technologies Inc. (a)                2,149         101,863
Standard Motor Products Inc.               110           1,463
Standex International Corp.              1,526          36,014
Stepan Co.                                 773          20,253
Suiza Foods Corp. (a)                    4,652         247,021
Superior Industries International Inc.   3,346         128,152
Symyx Technologies Inc. (a)              3,500          84,665
Tejon Ranch Corp.                          892          24,307
Telik Inc. (a)                             290           2,857
Terra Industries Inc.                      630           2,457
Texas Industries Inc.                    3,571         122,807
Third Wave Technologies (a)                170           1,756
Thomas Industries Inc.                   2,410          71,095
Tower Automotive Inc. (a)                7,222          74,025
Tredegar Industries Inc.                 4,274          81,847
Trex Co. Inc. (a)                        1,105          21,271
Uniroyal Technology Corp. (a)            2,130          18,105
Universal Forest Products Inc.           2,485          55,912
US Concrete Inc. (a)                       230           1,833
USEC Inc.                               13,579         114,471
USG Corp. (a)                              140             591
Valence Technology Inc. (a)              4,950          31,828
Valmont Industries Inc.                  2,464          44,845
Valspar Corp.                            6,210         220,455
Versicor Inc. (a)                          190           2,383
VI Technologies Inc. (a)                   190           2,138
Vion Pharmaceuticals Inc. (a)              380           3,352
Vysis Inc. (a)                             220           5,544
Walter Industries Inc.                   6,405          76,219
Waste Connections Inc. (a)               3,371         121,356
Watsco Inc.                              3,537          49,872
Watts Industries Inc.                    2,655          45,002
Wausau-Mosinee Paper Corp.               8,178         105,414
Webb Corp. (a)                           2,802         108,409
Wellman Inc.                             5,545          99,255
Wolverine Tube Inc. (a)                  1,381          22,883
WR Grace & Co. (a)                       6,322          11,064
                                                   -----------
                                                    10,543,412
                                                   -----------

Mining & Metals (0.8%)
AK Steel Holding Corp.                  13,910         174,431
AM Castle & Co.                            110           1,483
Bethlehem Steel Corp. (a)               15,349          31,005
Commercial Metals Co.                    2,377          76,135

                See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2001
                                  (Unaudited)



                                         Shares         Value
                                        --------     -----------
Common Stocks (Cont.)

Mining & Metals (Cont.)
Freeport-McMoRan Copper & Gold
   Inc. (a)                               17,490     $   193,264
Gibraltar Steel Corp.                      1,461          28,636
Kaiser Aluminum Corp. (a)                  2,867          11,411
Metals USA Inc.                            4,040           8,484
National Steel Corp.                       1,534           2,638
Oregon Steel Mills Inc.                      490           4,165
Reliance Steel & Aluminum Co.              2,761          69,715
Roanoke Electric Steel Corp.                  60           1,048
RTI International Metals Inc. (a)          3,583          54,641
Ryerson Tull Inc.                          4,077          54,999
Southern Peru Copper Corp.                 4,783          59,070
Steel Dynamics Inc. (a)                    6,479          80,988
Stillwater Mining Co. (a)                  6,283         183,778
Titanium Metals Corp.                        450           4,500
Worthington Industries Inc.               11,524         156,726
                                                     -----------
                                                       1,197,117
                                                     -----------

Oil & Gas (3.2%)
3TEC Energy Corp. (a)                        230           4,083
ATP Oil & Gas Corp. (a)                      140           1,574
Atwood Oceanics Inc. (a)                   1,645          57,739
Barrett Resources Corp. (a)                2,926         172,634
Belco Oil & Gas Corp. (a)                  3,094          27,846
Berry Petroleum Co. Class A                2,905          42,122
Cabot Oil & Gas Corp.                      4,631         112,996
Cal Dive International Inc. (a)            4,218         103,763
Callon Petroleum Co. (a)                   1,600          18,960
Chesapeake Energy Corp. (a)               20,567         139,856
Clayton Williams Energy Inc. (a)           1,100          18,645
Comstock Resources Inc. (a)                3,630          37,207
Denbury Resources Inc. (a)                 3,000          28,200
Dril-Quip Inc. (a)                         1,888          40,649
EEX Corp. (a)                              4,309          11,634
Encore Acquisition (a)                       170           1,955
Energy Partners Ltd. (a)                     410           5,498
Ethyl Corp.                                5,759           7,775
Evergreen Resources Inc. (a)               2,522          95,836
Forest Oil Corp. (a)                       4,051         113,428
Frontier Oil Corp.                         4,030          53,397
Grey Wolf Inc. (a)                        24,806          99,224
Gulf Island Fabrication Inc. (a)           1,600          23,040
Gulfmark Offshore Inc. (a)                   130           4,011
Holly Corp.                                  100           3,525
HS Resources Inc. (a)                      2,595         168,156
KCS Group Inc.                               580           3,828
Key Energy Services Inc. (a)              16,900         183,196
Key Production Inc. (a)                    2,200          36,630
Louis Dreyfus Natural Gas Corp. (a)        3,611         125,843
Magnum Hunter Resources Inc. (a)             790           7,031
McMoRan Exploration Co. (a)                3,356          50,340
Meridian Resource Corp. (a)                4,432          31,777
Mitchell Energy & Development Corp.        3,162         146,242
Newpark Resources Inc. (a)                11,395         126,484
Nuevo Energy Co. (a)                       2,732          44,532
Oceaneering International Inc. (a)         3,749          77,792
Octel Corp. (a)                              150           2,438
Oneok Inc.                                10,568         208,190
Parker Drilling Co. (a)                    8,957          58,220
Patina Oil & Gas Corp.                     2,310          61,215
Patterson-UTI Energy Inc. (a)              9,200         164,404
Penn Virginia Corp.                        1,300          42,770
Pennzoil-Quaker State Co.                 12,686         142,083
Petroquest Energy Inc. (a)                   380           2,660
Pioneer Natural Resources (a)             15,142         258,171
Plains Resources Inc. (a)                  2,774          65,910
Pogo Producing Co.                         5,944         142,656
Prima Energy Corp. (a)                     1,400          33,726
Prize Energy Corp. (a)                       170           3,281
Pure Resources Inc. (a)                    7,010         126,180
PYR Energy Corp. (a)                         250           1,775
Quicksilver Resources Inc. (a)               170           3,060
Range Resources Corp.                        880           5,280
Remington Oil and Gas Corp. (a)              430           8,170
RPC Inc.                                   3,405          48,351
Seacor Smit Inc. (a)                       2,813         131,480
Seitel Inc. (a)                            3,136          41,082
Spinnaker Exploration Co. (a)              1,810          72,147
St. Mary Land & Exploration Co.            4,524         105,681
Stone Energy Corp. (a)                     3,869         171,397
Superior Energy Services Inc. (a)          7,900          62,410
Swift Energy Co. (a)                       3,754         113,108
Syntroleum Corp. (a)                       5,113          46,477
Tesoro Petroleum Corp. (a)                 5,215          65,709
The Houston Exploration Co. (a)            1,467          45,844
Tom Brown Inc. (a)                         4,654         111,696
TransMontaigne Inc. (a)                    2,954          17,133
Unit Corp. (a)                             5,300          84,005
Universal Compression Holdings Inc. (a)    1,300          36,920
Veritas DGC Inc. (a)                       4,951         137,390
Vintage Petroleum Inc.                     8,226         153,826
Westport Resources Inc. (a)                  190           3,990
                                                     -----------
                                                       5,006,283
                                                     -----------

Technology (13.1%)
3DO Co. (a)                                2,010          14,633
Acclaim Entertainment Inc. (a)             1,030           5,026
ACT Manufacturing Inc. (a)                 1,600          17,504
Actel Corp. (a)                            3,702          90,884
Activision Inc. (a)                          540          21,195
Actuate Corp. (a)                          9,152          87,402
ACTV Inc. (a)                              4,749          15,814
Adaptec Inc. (a)                             590           5,865
Adept Technology Inc. (a)                  1,400          13,860
Adtran Inc. (a)                              190           3,895

                See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2001
                                  (Unaudited)



                                          Shares         Value
                                         --------     ----------
Common Stocks (Cont.)

Technology (Cont.)
Advanced Digital Information Corp. (a)     8,240      $  142,552
Advanced Neuromodulation System
   Inc. (a)                                   60           1,560
Advent Software Inc. (a)                   4,080         259,080
Aeroflex Inc. (a)                          9,212          96,726
Agile Software Corp. (a)                     420           7,140
Akamai Technology Inc. (a)                   910           8,349
Aksys Ltd. (a)                               290           3,013
Alliance Semiconductor Corp. (a)           4,477          53,814
Allscripts Healthcare Solution (a)         2,930          26,370
Alpha Industries Inc. (a)                    500          14,775
American Management Systems Inc. (a)         250           5,900
American Medical Systems Holdings
   Inc. (a)                                  430           6,601
American Technical Ceramics Corp. (a)      1,800          17,658
Ametek Inc.                                5,184         158,371
Anadigics Inc. (a)                         4,546         104,558
Analogic Corp.                               896          40,813
Analysts International Corp.               3,521          15,704
Anixter International Inc. (a)             4,104         125,993
Ansoft Corp. (a)                             140           2,380
Ansys Inc. (a)                               250           4,680
Appiant Technologies Inc. (a)              2,440           6,002
Aremissoft Corp. (a)                       4,370          70,794
Arguss Holdings Inc. (a)                   2,267          11,290
Armor Holdings Inc. (a)                    3,000          45,000
Art Technology Group Inc. (a)                240           1,392
Artesyn Technologies Inc. (a)              5,008          64,603
AsiaInfo Holdings Inc. (a)                   530          10,467
Ask Jeeves Inc. (a)                        2,160           4,104
Aspect Communications (a)                    310           2,167
Aspen Technology Inc. (a)                  4,713         114,055
Astropower Inc. (a)                          290          15,121
ATMI Inc. (a)                              3,970         119,100
Auspex Systems Inc. (a)                      950           6,783
Avant! Corp. (a)                           6,390          84,987
Avid Technology Inc. (a)                   4,510          70,807
Aware Inc. (a)                             2,582          23,238
AXT Inc. (a)                               3,089          82,476
Barra Inc. (a)                             2,645         103,552
Be Free Inc. (a)                           2,590           3,160
BEI Technologies Inc. (a)                    220           5,942
Bel Fuse Inc. Class B                      1,300          43,225
Benchmark Electronics Inc. (a)             3,093          75,345
Bindview Development Corp. (a)             4,042           8,529
Black Box Corp. (a)                        3,222         217,034
Boreland Software Corp. (a)                9,470         147,732
Bottomline Technologies Inc. (a)           1,739           9,391
Braun Consulting Inc. (a)                  3,200          25,760
Brightpoint Inc. (a)                       6,775          19,647
Brio Technology Inc. (a)                   2,247          16,403
BriteSmile Inc. (a)                          210           2,207
Broadbase Software Inc. (a)                5,830          12,488
Brooks Automation Inc. (a)                 2,919         134,566
Brooktrout Technology Inc. (a)             1,376          10,623
Bruker Daltonics Inc. (a)                    190           2,863
BSQUARE Corp. (a)                          2,200          23,122
C&D Technologies Inc.                      4,144         128,464
C-COR.net Inc. (a)                         3,926          47,112
Cable Design Technologies Corp. (a)        7,391         119,439
Cacheflow (a)                                540           2,662
CACI International Inc. (a)                1,779          83,613
Caldera International Inc. (a)               790           1,146
Caliper Technologies Corp. (a)             1,610          33,890
Cambridge Technology Partners (a)          7,481          26,483
Caminus Corp. (a)                            990          26,700
Captaris Inc. (a)                          2,948           6,132
Carreker-Antinori Inc. (a)                 2,150          46,225
Carrier Access Corp. (a)                   1,459           8,739
Casino Data Systems (a)                      370           3,411
CCC Information Services Group Inc. (a)    3,436          20,410
Centillium Communications Inc. (a)         1,850          45,769
Centra Software Inc. (a)                     470           7,985
ChipPAC Inc. (a)                           1,000          10,440
Ciber Inc. (a)                             6,443          61,208
Ciphergen Biosystems Inc. (a)                170           1,148
Cirrus Logic Inc. (a)                      9,990         230,070
Clarent Corp. (a)                          3,950          36,300
Clarus Corp. (a)                           2,010          12,361
Click2Learn.Com Inc. (a)                   1,080           1,750
Cognex Corp. (a)                             360          12,186
Cognizant Technology Solutions
   Corp. (a)                               1,028          43,639
Coherent Inc. (a)                          4,437         160,486
Cohu Inc.                                  3,212          72,270
Coinstar Inc. (a)                          4,105          91,336
Com21 Inc. (a)                             3,133           5,608
Comdisco Inc. (a)                            140             186
Commscope Inc. (a)                           480          11,280
Computer Horizons Corp. (a)                2,745           8,537
Computer Network Technology (a)            5,199          55,161
Computerized Thermal Imaging Inc. (a)      1,280           5,120
Concord Communications Inc. (a)            1,718          15,462
Concurrent Computer Corp. (a)              8,253          57,771
Constellation 3D Inc. (a)                    340           1,928
Copper Mountain Networks Inc. (a)            370           1,517
Corillian Corp. (a)                        1,520           6,080
CoSine Communications Inc. (a)             1,000           2,240
CoStar Group Inc. (a)                      2,093          55,046
Covad Communications Group Inc. (a)          450             455
Covansys Corp. (a)                         3,959          44,737
Credence Systems Corp. (a)                   490          11,878
Crossroads Systems Inc. (a)                2,390          15,511
CTS Corp.                                  4,480          91,840
Cubic Corp.                                  110           3,438
Cyber-Care Inc. (a)                        5,700           7,125


                See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2001
                                  (Unaudited)



                                         Shares         Value
                                        --------     -----------
Common Stocks (Cont.)

Technology (Cont.)
CyberOptics Corp. (a)                      1,300     $    15,860
CyberSource Corp. (a)                      1,730           2,803
Cylink Corp. (a)                           2,440           1,415
Cymer Inc. (a)                             4,808         121,594
Data Return Corp. (a)                      1,080           1,890
Datastream Systems Inc. (a)                2,447          18,450
DDI Corp. (a)                              2,420          48,400
Dendrite International Inc. (a)            5,186          38,895
Digimarc Corp. (a)                         2,000          48,300
Digital Insight Corp. (a)                  3,100          68,510
Digital River Inc. (a)                     3,684          16,578
DigitalThink Inc. (a)                      2,030          14,251
Digitas Inc. (a)                           1,610           7,084
Dionex Corp. (a)                           3,578         118,968
Divine Inc. (a)                            1,180           2,478
DMC Stratex Networks Inc. (a)                670           6,700
Docent Inc. (a)                              380           3,800
Documentum Inc. (a)                        5,136          66,357
Dot Hill Systems Corp. (a)                 1,300           2,405
DRS Technologies Inc. (a)                    140           3,217
DSL.net Inc. (a)                           2,440           2,001
DSP Group Inc. (a)                         4,488          96,268
Dupont Photomasks Inc. (a)                 1,088          52,496
Dyax Corp. (a)                               290           5,510
E.piphany Inc. (a)                           250           2,540
Echelon Corp. (a)                            310           9,536
Eclipsys Corp. (a)                         7,220         202,882
EDO Corp. (a)                                290           4,626
eFunds Corp. (a)                             300           5,580
eGain Communications Corp. (a)             2,090           5,622
Elantec Semiconductor Inc. (a)             3,600         121,644
Electro Scientific Industries Inc. (a)     4,668         177,851
Electroglas Inc. (a)                       4,013          71,030
Electronics For Imaging Inc. (a)             360          10,620
Eloyalty Corp. (a)                         5,556           5,556
eMagin Corp. (a)                           2,520           6,199
Embarcadero Technologies (a)               1,120          24,987
Emcore Corp. (a)                           3,984         122,508
Entrust Technologies Inc. (a)                390           2,765
Envision Development Corp. (a)               870               1
EPIQ Systems Inc. (a)                        150           3,854
ePlus Inc. (a)                             1,300          13,702
ePresence Inc. (a)                         2,739          10,080
eSpeed Inc. (a)                            1,940          42,680
ESS Technology Inc. (a)                    4,809          50,975
Esterline Technologies Corp. (a)           3,349          72,841
Exar Corp. (a)                             6,310         124,686
Excalibur Technologies Corp. (a)           2,891          14,455
Excel Technology Inc. (a)                  1,820          40,186
eXcelon Corp. (a)                          2,230           3,278
Exchange Applications Inc. (a)             2,504           2,704
EXE Technologies Inc. (a)                    590           3,457
Extended Systems Inc. (a)                  1,300           8,996
Extensity Inc. (a)                         1,430          14,443
F5 Network Inc. (a)                        2,600          45,682
Factset Research Systems Inc.              3,136         111,955
FileNet Corp. (a)                          5,460          80,808
FLIR Systems Inc. (a)                        260           6,508
Forrester Research Inc. (a)                1,738          39,261
FSI International Inc. (a)                 3,603          50,442
Gadzoox Networks Inc. (a)                  1,220           3,916
Genelabs Technologies Inc. (a)               800           1,648
General Semiconductor Inc. (a)             5,485          57,373
Genlyte Group Inc. (a)                     1,827          56,473
Genrad Inc. (a)                            4,324          25,944
Geoworks Corp. (a)                         1,080           1,620
Gerber Scientific Inc.                     3,258          35,675
Glenayre Technologies Inc. (a)             6,356           8,136
Global Imaging Systems Inc. (a)               90             945
Globix Corp. (a)                           2,804           5,636
GoTo.com Inc. (a)                          4,810          93,554
Gtech Holdings Corp. (a)                   5,512         195,731
H Power Corp. (a)                            540           5,243
Handspring Inc. (a)                        1,110           8,547
Harmonic Inc. (a)                            770           7,700
Harvard Bioscience Inc. (a)                  100           1,103
Helix Technology Corp.                     3,718         113,325
hi/fn inc. (a)                             1,178          17,823
HNC Software Inc. (a)                      5,407         135,175
Hollywood Media Corp. (a)                  1,730           7,785
Hutchinson Technology Inc. (a)             4,433          84,449
Hypercom Corp. (a)                         1,449           6,955
Hyperion Solutions Corp. (a)               5,539          83,085
I-many Inc. (a)                              490           6,615
iBasis Inc. (a)                            2,400          12,000
Ibis Technology Corp. (a)                    940          10,368
ICU Medical Inc. (a)                         110           4,541
Identix Inc. (a)                           5,525          34,531
IGATE Capital Corp. (a)                    3,536          12,730
IGEN International Inc. (a)                1,972          51,272
Imation Corp. (a)                          6,189         155,963
Immersion Corp. (a)                        1,440          10,080
IMRglobal Corp. (a)                        3,611          39,468
Indus International Inc. (a)               2,300          18,635
InFocus Corp. (a)                          6,412         130,741
Informatica Corp. (a)                      7,752         134,575
Information Architects Corp. (a)           1,800           2,268
Information Resources Inc. (a)               570           5,894
Informix Corp. (a)                         1,480           8,643
Infospace Inc. (a)                         2,510           9,638
Infousa Inc. (a)                           3,972          23,832
Inktomi Corp. (a)                          1,470          14,097
Input/Output Inc. (a)                      6,435          81,724
INT Media Group Inc. (a)                   1,300           5,200
Integra Lifesciences Corp. (a)               190           4,114
Integral Systems Inc. (a)                    100           2,413


                See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2001
                                  (Unaudited)



                                         Shares          Value
                                        --------     -----------
Common Stocks (Cont.)

Technology (Cont.)
Integrated Circuit Systems Inc. (a)        2,000     $    38,400
Integrated Measurement Systems
   Inc. (a)                                   90           1,976
Integrated Silicon Solution (a)            4,040          56,156
Intelidata Technologies Corp. (a)          5,020          29,618
Inter-Tel Inc.                             2,818          33,562
Interactive Intelligence Inc. (a)          1,200          13,200
InterCept Group Inc. (a)                   1,520          57,760
Intergraph Corp. (a)                       7,244         111,558
Interliant Inc. (a)                        4,740           2,607
Internap Network Services Corp. (a)          670           2,191
Internet Cap Group Inc. (a)                  790           1,580
InterTrust Technologies Corp. (a)          9,000          10,800
InterVoice-Brite Inc. (a)                  5,441          59,851
Interwoven Inc. (a)                        9,470         160,043
Intrado Inc. (a)                             190           3,262
IntraNet Solutions Inc. (a)                3,130         119,096
Intraware Inc. (a)                         1,628           1,888
Intuitive Surgical Inc. (a)                  470           6,350
Iomega Corp. (a)                          32,055          76,611
Itron Inc. (a)                               300           5,691
ITXC Corp. (a)                             3,450          24,150
Ixia (a)                                     290           5,510
iXL Enterprises Inc. (a)                   4,310           5,215
IXYS Copr. (a)                             1,450          22,620
J.D. Edwards & Co. (a)                     9,250         130,795
JDA Software Group Inc. (a)                3,731          61,972
JNI Corp. (a)                              2,200          30,800
Juno Online Services Inc. (a)              1,372           1,989
Kana Communications (a)                      780           1,591
Keane Inc. (a)                               230           5,060
Key3Media Group (a)                        3,135          36,397
Keynote Systems Inc. (a)                   2,680          29,346
Kopin Corp. (a)                              580           7,041
Kronos Inc. (a)                            2,122          86,896
Lamson & Sessions Co. (a)                    130             871
Lantronix Inc. (a)                           220           2,266
Latitude Communications Inc. (a)             739           1,478
Legato Systems Inc. (a)                   11,740         187,253
Level 8 Systems Inc. (a)                   1,730           8,183
Lexar Media Inc. (a)                         510             811
Liberate Technologies Inc. (a)               680           7,446
Littelfuse Inc. (a)                        3,171          84,951
LookSmart Ltd. (a)                         4,950           5,198
LTX Corp. (a)                              7,912         202,231
Lubrizol Corp.                             8,830         274,171
Macromedia Inc. (a)                          450           8,100
Magnetek Inc. (a)                          3,118          38,975
Manhattan Associates Inc. (a)              1,324          52,629
Manufactures Services Ltd. (a)               230           1,369
Manugistics Group Inc. (a)                 7,684         192,868
MapInfo Corp. (a)                          2,450          53,900
Marimba Inc. (a)                           2,520           5,317
MatrixOne Inc. (a)                         1,750          40,582
Mattson Technology Inc. (a)                2,300          40,204
Maxtor Corp. (a)                          28,344         148,806
Maxwell Technologies Inc. (a)                210           4,683
McAfee.com Corp. (a)                       1,600          19,648
MCSI (a)                                   1,859          28,164
Mechanical Technology Inc. (a)             2,885          20,801
Med-Design Corp. (a)                         220           6,631
MediaLogic/Medscape Inc. (a)                 870             513
MEMC Electronic Materials Inc. (a)         6,814          52,127
Mentor Graphics Corp. (a)                  8,949         156,607
Mercator Software Inc. (a)                 3,111           7,746
Mercury Computer Systems Inc. (a)          3,494         172,953
MetaSolv Inc. (a)                          1,640          13,005
Methode Electronics Inc.                   5,961          51,265
Metricom Inc. (a)                          2,188           3,785
Micron Electronics Inc. (a)                5,310           8,443
Micros Systems Inc. (a)                    2,992          65,824
Microsemi Corp. (a)                        2,100         149,100
MicroStrategy Inc. (a)                     3,944          11,043
Midway Games Inc. (a)                      4,567          84,490
MIPS Technologies Inc. (a)                 6,360         110,028
MKS Instruments Inc. (a)                   2,490          71,712
Modem Media Inc. (a)                       1,406           5,385
Molecular Devices Corp. (a)                2,514          50,406
MRO Software Inc. (a)                      2,578          40,732
MRV Communications Inc. (a)               10,324          96,529
MSC Software Corp. (a)                       340           6,375
MTI Technology Corp. (a)                   4,051           8,264
MTS Systems Corp.                            370           5,102
Multex.com Inc. (a)                        3,137          50,976
National Information Consortium Inc. (a)   1,730           3,149
National Processing Inc. (a)               1,061          29,708
Navigant Consulting Inc. (a)                 250           3,500
NBCI Internet Inc. (a)                     4,272           9,228
net.Genesis Corp. (a)                        650             507
Net2Phone Inc. (a)                         2,400          14,400
Netegrity Inc. (a)                         4,440         133,200
NetIQ Corp. (a)                            4,836         151,318
Netopia Inc. (a)                           2,749          16,879
NetRatings Inc. (a)                        1,700          24,480
NetScout Systems Inc. (a)                  2,220          14,430
Netsol International Inc. (a)              1,440           2,736
NetSolve Inc. (a)                          2,300          28,727
Network Equipment Technologies
   Inc. (a)                                2,243           7,178
Network Peripherals Inc. (a)               2,260          26,442
New Focus Inc. (a)                           890           7,343
Newport Corp.                                360           9,540
Niku Corp. (a)                             2,230           2,230
Novadigm Inc. (a)                          1,850          20,812
Nuance Communications Inc. (a)             2,020          36,400
Numerical Technologies Inc. (a)            2,070          43,470


                See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2001
                                  (Unaudited)



                                         Shares          Value
                                        --------      ----------
Common Stocks (Cont.)

Technology (Cont.)
Nx Networks (a)                            3,020      $    1,661
NYFIX Inc. (a)                             3,190         101,920
Oak Technology Inc. (a)                    7,530          79,743
Omnova Solutions                           5,426          39,501
Onyx Software Corp. (a)                    3,108          24,864
Open Market Inc. (a)                       3,560           4,201
Oplink Communications (a)                  1,920           7,200
Opnet Technologies Inc. (a)                  170           3,038
Optical Communication Products (a)           350           3,724
Orasure Technologies (a)                     580           7,250
OTG Software Inc. (a)                      1,600          11,200
P-COM Inc. (a)                             7,020           3,861
Packeteer Inc. (a)                         2,700          33,831
Paradyne Networks Inc. (a)                 1,440           2,650
Park Electrochemical Corp.                 2,280          60,192
PC Connection Inc. (a)                     2,382          38,112
PC-Tel Inc. (a)                            3,100          28,551
PEC Solutions Inc. (a)                       130           2,873
Pegasus Systems Inc. (a)                   4,204          48,556
Per-Se Technologies Inc. (a)               4,917          40,074
Performance Technologies Inc. (a)            220           3,300
Perot Systems Corp. (a)                    9,200         166,520
Phoenix Technologies Ltd. (a)              3,926          57,320
Photronics Inc. (a)                        4,287         110,004
Picturetel Corp. (a)                         740           4,144
Pinnacle Holdings Inc. (a)                   360           2,164
Pioneer Standard Electronics Inc.          5,588          71,526
Pixelworks Inc. (a)                        1,810          64,689
Planar Systems Inc. (a)                      290           7,511
Plantronics Inc. (a)                       7,994         185,061
Plexus Corp. (a)                           5,624         185,592
PLX Technology Inc. (a)                    2,468          20,953
Pomeroy Computer Resources Inc. (a)          210           3,150
Portal Software Inc. (a)                   1,080           4,460
Power Integrations Inc. (a)                4,716          73,570
Powerwave Technologies Inc. (a)              690          10,005
PRI Automation Inc. (a)                    3,690          68,357
priceline.com Inc. (a)                     1,660          15,023
Primus Knowledge Solutions Inc. (a)        2,520          15,095
Procom Technology Inc. (a)                 1,650          14,899
Progress Software Corp. (a)                5,446          88,225
Proquest Co. (a)                           2,710          83,983
Proxim Inc. (a)                            4,324          60,968
Puma Technology Inc. (a)                   5,190          15,570
QRS Corp. (a)                              1,594          26,460
QuickLogic Corp. (a)                       2,230          13,425
Radiant Systems Inc. (a)                   2,864          46,168
RadiSys Corp. (a)                          2,947          67,339
Rainbow Technologies Inc. (a)              3,250          18,167
Rambus Inc. (a)                              650           8,002
Rare Medium Group Inc. (a)                 3,029           1,242
Rayovac Corp. (a)                          4,487          95,573
Read-Rite Corp. (a)                        2,620          13,965
Recoton Corp. (a)                            230           3,985
Red Hat Inc. (a)                             470           1,880
Register.com Inc. (a)                      2,350          36,401
Remec Inc. (a)                             5,879          72,900
Remedy Corp. (a)                           4,436         154,373
Renaissance Learning Inc. (a)              1,438          72,748
Retek Inc. (a)                             5,741         275,224
Rudolph Technologies Inc. (a)                860          40,420
S1 Corp. (a)                                 180           2,520
Saba Software Inc. (a)                     2,510          41,189
Safeguard Scientifics Inc. (a)               640           3,290
Sage Inc. (a)                                230           3,565
Sagent Technology Inc. (a)                 1,823           2,735
Sanchez Computer Associates Inc. (a)       2,713          35,947
Sawtek Inc. (a)                              620          14,589
Scansource Inc. (a)                          140           6,639
Scientific Games Corp. (a)                   470           2,768
SCM Microsystems Inc. (a)                  2,839          29,526
SeaChange International Inc. (a)           2,570          46,337
Secure Computing Corp. (a)                 4,430          69,595
Seebeyond Technology Corp. (a)             1,930          30,687
Selectica Inc. (a)                         2,780          11,898
SERENA Software Inc. (a)                   2,344          85,181
Silicon Graphics Inc. (a)                 21,320          29,635
Silicon Image Inc. (a)                     5,090          25,450
Silicon Laboratories (a)                     330           7,293
Silicon Storage Technology Inc. (a)          530           5,369
Siliconix Inc. (a)                            40           1,266
SilverStream Software Inc. (a)             2,070          14,593
Sipex Corp. (a)                            3,051          35,483
SLI Inc.                                   4,336          35,772
Smartserv Online Inc. (a)                  1,150          10,637
SoftNet Systems Inc. (a)                   2,988           5,856
Sonicblue Inc. (a)                        15,299          50,487
SonicWALL Inc. (a)                         5,200         131,092
Spectra-Physics Lasers Inc. (a)              500          11,570
Spectrian Corp. (a)                          270           4,320
SpeechWorks International Inc. (a)           470           7,379
SpeedFam-IPEC Inc. (a)                     4,146          13,226
SportsLine USA Inc. (a)                    2,048           4,710
SPSS Inc. (a)                              1,282          20,268
StarBase Corp. (a)                         4,380          15,987
Starmedia Network Inc. (a)                 4,520           8,407
Storage Technology Corp. (a)              14,710         202,410
Stratos Lightwave Inc. (a)                 7,428          96,564
Structural Dynamics Research Corp. (a)     6,058         148,421
Sunrise Telecom Inc. (a)                     390           2,321
Supertex Inc. (a)                          1,250          15,425
Switchboard Inc. (a)                       2,300          13,570
Sykes Enterprises Inc. (a)                 3,688          40,568
Synplicity (a)                               170           1,702
Syntel Inc. (a)                            1,389          10,695

                See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2001
                                  (Unaudited)



                                         Shares         Value
                                        --------     -----------
Common Stocks (Cont.)

Technology (Cont.)
Systems & Computer Technology
   Corp. (a)                               6,189     $    56,010
Take Two Interactive Software Inc. (a)     4,800          89,040
Talk America Holdings Inc. (a)             7,312           6,873
Talx Corp.                                   180           6,660
Tanning Technology Corp. (a)               1,370           6,645
Technitrol Inc.                            3,888         101,088
Technology Solutions Co. (a)               3,116           5,546
Teledyne Technologies Inc. (a)             4,700          71,440
TeleTech Holdings Inc. (a)                   430           3,866
Terayon Communication Systems (a)            130             796
Tetra Tech Inc. (a)                        5,826         158,467
Tetra Technologies Inc. (a)                  260           6,357
The Titan Corp. (a)                          480          10,992
The viaLink Co. (a)                        1,510           2,416
THQ Inc. (a)                               3,682         219,558
Three-Five Systems Inc. (a)                3,500          62,930
Transaction Systems Architects Inc. (a)    6,055          93,852
Transgenomic Inc. (a)                        260           3,149
TranSwitch Corp. (a)                         810           8,910
Tricord Systems Inc. (a)                   1,730           4,688
Trimble Navigation Ltd. (a)                4,148          80,845
Tripath Imaging Inc. (a)                     510           5,054
Tripath Technology Inc. (a)                  290           3,263
TriZetto Group Inc. (a)                    3,660          33,855
Tumbleweed Communications Corp. (a)        1,150           4,359
Tut Systems Inc. (a)                       1,607           2,668
UCAR International Inc. (a)                7,795          93,150
Ulticom Inc. (a)                           1,160          39,208
Ultratech Stepper Inc. (a)                 3,471          89,031
Unigraphics Solutions Inc. (a)               894          28,384
Universal Access Inc. (a)                  3,460          21,452
Urologix Inc. (a)                            220           4,028
USinternetworking Inc. (a)                   340             408
VA Linux Systems Inc. (a)                    500           1,750
Varian Inc. (a)                            5,569         179,879
Varian Semiconductor Equipment
   Associates Inc. (a)                     5,387         226,254
Vasco Data Security International
   Inc. (a)                                2,000           6,500
Vastera Inc. (a)                             550           7,810
Veeco Instruments Inc. (a)                 4,286         170,368
Verity Inc. (a)                            4,954          98,832
Vertel Corp. (a)                           2,870           3,530
Vertex Interactive Inc. (a)                1,370           2,767
VerticalNet Inc. (a)                          40             100
Via Net.Works Inc. (a)                     1,370           2,110
Viamed Inc. (a)                              610           3,691
Viant Corp. (a)                            3,810           7,125
Vicor Corp. (a)                            3,137          51,133
Viewpoint Corp. (a)                        3,630          30,855
Virage Logic Corp. (a)                       250           3,873
Virata Corp. (a)                             690           8,176
Visual Networks Inc. (a)                   5,020          43,925
Vitria Technology Inc. (a)                   380           1,307
Wallace Computer Services Inc.             6,387         105,641
WatchGuard Technologies Inc. (a)           2,700          27,675
Wave Systems Corp. (a)                     7,965          42,772
Websense Inc. (a)                          2,100          42,000
Wesco International Inc. (a)               4,361          39,685
Westell Technologies Inc. (a)              3,577           5,366
Western Digital Corp. (a)                 26,182         104,728
White Electronic Designs (a)               2,230           9,656
Witness Systems Inc. (a)                     180           1,978
Woodward Governor Co.                      1,412         119,102
WorldGate Communications Inc. (a)          1,497           7,635
Xicor Inc. (a)                               470           5,203
Xybernaut Corp. (a)                        4,650          22,320
Zebra Technologies Corp. (a)               3,975         195,252
ZixIt Corp. (a)                            2,572          23,534
Zomax Inc. (a)                             3,928          34,998
Zoran Corp. (a)                            2,830          84,108
                                                     -----------
                                                      20,438,873
                                                     -----------

Telecom & Telecom Equipment (1.5%)
Adelphia Business Solutions Inc. (a)       4,827          19,791
AirGate PCS Inc. (a)                       1,640          85,280
Alamosa Holdings Inc. (a)                  2,700          44,010
Alaska Communications Systems
   Group (a)                               3,600          32,940
Allen Telecom Inc. (a)                     4,758          71,370
Alloy Online (a)                             190           2,719
Anaren Microwave Inc. (a)                  3,620          72,400
Andrew Corp. (a)                             640          11,808
AT&T Latin America Corp. (a)                 830           4,133
Avanex Corp. (a)                             490           4,753
Blue Martini Software Inc. (a)               590           1,770
Boston Communications Group (a)              340           4,896
Catapult Communications Corp. (a)            130           2,925
Celeritek Inc. (a)                         1,750          26,162
Centennial Communications Corp. (a)        2,020          26,644
Choice One Communications Inc. (a)         1,970          13,278
Click Commerce (a)                           300           2,700
Commonwealth Telephone Enterprises
   Inc. (a)                                1,865          78,796
CT Communications Inc.                     2,604          48,330
CTC Communications Group Inc. (a)          2,176           6,659
Davox Corp. (a)                            1,300          10,790
Digex Inc. (a)                               270           3,510
Dobson Communications Corp. (a)              210           3,580
FiberNet Telecom Corp. (a)                 1,150           1,300
Focal Communications Corp. (a)                80             189
General Communication Inc. (a)             6,547          79,219
GlobeSpan, Inc. (a)                          130           1,898


                See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2001
                                  (Unaudited)



                                          Shares         Value
                                         --------     ----------
Common Stocks (Cont.)

Telecom & Telecom Equipment (Cont.)
GoAmerica Inc. (a)                         2,290      $    4,855
Golden Telecom Inc. (a)                    2,300          32,200
Illuminet Holdings Inc. (a)                3,760         118,252
IMPSAT Fibre Networks Inc. (a)             2,190           4,380
Inet Technologies Inc. (a)                   120             983
InterDigital Communications Corp. (a)      9,028         119,621
Intermedia Communciations Inc. (a)         8,682         129,362
International FiberCom Inc. (a)            4,123          10,307
Intrusion.com Inc. (a)                     1,800           6,282
ITC DeltaCom Inc. (a)                      8,675          34,700
LCC International Inc. (a)                 1,510           9,996
Leap Wireless International Inc. (a)       5,028         152,348
Lightbridge Inc. (a)                       4,815          93,411
LightPath Technologies Inc. (a)            2,710          24,119
MasTec Inc. (a)                              340           4,488
MCK Communications Inc. (a)                1,080           2,376
Metawave Communications Corp. (a)          2,340          12,145
Microtune Inc. (a)                           330           7,260
Motient Corp. (a)                          3,742           4,004
Neon Communications Inc. (a)                 982           6,864
Netro Corp. (a)                            5,900          25,016
Network Plus Corp. (a)                     3,780          10,244
Next Level Com Inc. (a)                      160           1,080
NMS Communications Corp. (a)               6,300          44,100
North Pittsburgh Systems Inc.              2,686          42,949
NTELOS Inc.                                2,175          65,380
Nucentrix Broadband Networks (a)           1,010           7,827
Ominisky Corp. (a)                           350             700
Optical Cable Corp. (a)                    1,972          19,720
Pac-West Telecomm Inc. (a)                 2,090           4,055
Price Communications Corp. (a)             7,532         152,071
Primus Telecommunications Group
   Inc. (a)                                2,669           2,189
Prodigy Communications Corp. (a)           3,700          21,053
Rural Cellular Corp. (a)                   1,900          86,070
SBA Communications Corp. (a)               4,860         120,285
Signalsoft Corp. (a)                         310           3,565
Somera Communications Inc. (a)             4,600          32,936
Sorrento Networks Corp. (a)                1,150          13,777
SpectraLink Corp. (a)                      1,900          24,719
Stanford Microdevices Inc. (a)               950          16,055
Superior TeleCom Inc.                      1,428           4,027
Symmetricom Inc. (a)                       4,100          60,024
Telaxis Communications Corp. (a)             720             454
Tollgrade Communications Inc. (a)          1,840          52,440
U.S. Wireless Corp. (a)                    1,600           4,656
US LEC Corp. (a)                           1,924           5,195
ViaSat Inc. (a)                            2,590          61,849
Volt Information Sciences Inc. (a)         1,748          30,590
Vyyo Inc. (a)                              1,870           2,768
Web EX Communications Inc. (a)               470          12,530
Z-Tel Technologies Inc. (a)                2,160           3,240
                                                     -----------
                                                       2,371,367
                                                     -----------

Transportation (2.8%)
AAR Corp.                                  4,457          76,215
Airborne Freight Corp.                     7,987          92,569
Airtran Holdings Inc. (a)                  9,994         104,937
Alaska Air Group Inc. (a)                  4,003         115,687
Alexander & Baldwin Inc.                   6,258         161,143
America West Holdings Corp. (a)            5,497          54,805
Arctic Cat Inc.                            3,170          45,965
Arkansas Best Corp. (a)                    2,430          56,011
Arnold Industries Inc.                     3,210          62,146
Atlantic Coast Airlines Holdings Inc. (a)  5,274         158,167
Atlas Air Inc. (a)                         2,340          33,134
Aviall Inc. (a)                              370           4,059
CNF Transportation Inc. (a)                7,890         222,892
Coachmen Industries Inc.                   2,595          34,384
Consolidated Freightways Corp. (a)           340           3,046
Cooper Tire & Rubber Co.                  10,710         152,082
Covenant Transport Inc. (a)                   70             872
EGL Inc. (a)                               4,636          80,945
Federal-Mogul Corp.                       10,100          17,069
Forward Air Corp. (a)                      2,163          64,782
Frontier Airlines Inc. (a)                 4,602          56,375
Heartland Express Inc. (a)                 2,623          59,804
JB Hunt Transport Services Inc.            3,024          57,456
Kirby Corp. (a)                            3,707          91,378
Knight Transportation Inc. (a)             1,671          34,339
Landstar Systems Inc. (a)                  1,259          85,637
Mesa Air Group Inc. (a)                    5,293          65,369
Mesaba Holdings Inc. (a)                   2,318          21,372
Midwest Express Holdings Inc. (a)          2,631          45,648
MS Carriers Inc. (a)                       1,387          42,595
Newport News Shipbuilding Inc.             4,782         292,897
Offshore Logistics Inc. (a)                3,123          59,337
Overseas Shipholding Group Inc.            4,255         129,948
Pittston Brink's Group                     8,938         199,228
Polaris Industries Inc.                    3,591         164,468
Railamerica Inc. (a)                         340           3,883
Roadway Express Inc.                       1,951          46,375
Ryder System Inc.                          9,810         192,276
Skyline Corp.                                 90           2,448
Skywest Inc.                               7,096         198,688
Sports Resorts International Inc. (a)        130           1,589
Swift Transportation Inc. (a)              7,140         137,516
TBC Corp. (a)                                220           2,108
Thor Industries Inc.                       1,040          34,289
Trinity Industries Inc.                    5,858         122,374
US Freightways Corp.                       4,371         128,944
Wabash National Corp.                      3,823          46,258
Wabtec Corp.                               5,489          82,335
Werner Enterprises Inc.                    5,596         135,703


                 See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2001
                                   (Unaudited)

                                            Shares         Value
                                            -------    ------------
Common Stocks (Cont.)

Transportation (Cont.)
Winnebago Industries Inc.                     2,249    $     69,157
Wisconsin Central Transportation Co. (a)      7,728         129,289
Xtra Corp. (a)                                2,036         100,986
Yellow Corp. (a)                              3,834          72,769
                                                       ------------
                                                          4,453,748
                                                       ------------
Utilities & Energy (5.0%)
AGL Resources Inc.                            8,630         204,962
Allete                                       11,280         253,800
American States Water Co.                     1,590          54,060
Arch Coal Inc.                                3,087          79,861
Atmos Energy Corp.                            5,826         142,504
Avista Corp.                                  7,958         159,001
Bangor Hydro Electric Co.                       170           4,519
Black Hills Corp.                             3,973         159,834
California Water Service Group                2,086          53,506
Cascade Natural Gas Corp.                     1,826          38,894
Central Vermont Public Service Corp. (a)        260           4,917
CH Energy Group Inc.                          2,982         131,059
Chiles Offshore Inc. (a)                        270           5,200
CLECO Corp.                                   7,752         176,358
Conectiv Inc.                                14,020         302,832
Conestoga Enterprises Inc. (a)                  180           5,319
Connecticut Water Services Inc. (a)              50           1,728
CONSOL Energy Inc.                            3,204          81,061
Covanta Energy Corp.                          7,721         142,530
DQE Inc. (a)                                    270           6,075
El Paso Electric Co. (a)                      9,021         144,246
Empire District Electric Co.                  2,998          62,029
Energen Corp.                                 4,549         125,552
Hawaiian Electric Industries Inc.             5,814         222,095
Hickory Tech Corp.                            2,400          38,400
Idacorp Inc.                                  6,185         215,733
IDT Corp. (a)                                 3,668          40,348
Kansas City Power & Light Co.                 9,990         245,254
Laclede Gas Co.                               3,021          76,733
Liberty Digital Inc. (a)                        460           2,801
Louisiana-Pacific Corp.                      17,200         201,756
Madison Gas & Electric Co.                    2,692          74,838
MDU Resources Group Inc.                     10,475         331,429
Metro One Telecommunications Inc. (a)           270          17,515
Montana Power Co. (a)                           480           5,568
MPower Holding Corp. (a)                      6,068           5,765
NATCO Group (a)                                 140           1,232
New Jersey Resources Corp.                    3,139         141,883
NewPower Holdings Inc. (a)                      540           4,860
Northwest Natural Gas Co.                     3,993          99,426
NorthWestern Corp.                            4,092          91,661
NUI Corp.                                     2,223          51,307
OGE Energy Corp.                             12,430         281,042
Oil States International Inc. (a)               210           1,936
Otter Tail Power Co.                          3,836         106,449
Peoples Energy Corp.                          5,750         231,150
Philadelphia Suburban Corp.                   7,018         178,959
Piedmont Natural Gas Co. Inc.                 5,365         190,565
Public Service Co. of New Mexico              5,851         187,817
Quaker Chemical Corp. (a)                       150           2,850
RCN Corp. (a)                                   360           1,976
RGS Energy Group Inc.                         5,484         205,650
SEMCO Energy Inc.                             2,850          42,750
Sierra Pacific Resources Corp.               12,943         206,958
SJW Corp.                                       239          20,434
South Jersey Industries Inc.                  1,795          55,914
Southern Union Co. (a)                        5,122         104,489
Southwest Gas Corp.                           5,365         127,043
Southwestern Energy Co.                       4,143          50,752
TRC Companies Inc. (a)                          110           4,419
Ubiquitel Inc. (a)                              380           2,888
UGI Corp.                                     4,252         114,804
Uil Holdings Corp.                            2,373         115,304
UniSource Energy Corp.                        5,355         123,004
US Unwired Inc. (a)                             470           4,987
Vectren Corp.                                10,659         220,641
Western Gas Resources Inc.                    3,638         118,599
Western Resources Inc.                       11,850         254,775
WGL Holdings Inc.                             7,461         202,268
WH Energy Services Inc. (a)                     290           5,510
Wireless Facilities Inc. (a)                    230           1,495
WPS Resources Corp.                           4,375         154,219
XTO Energy Corp.                             16,473         236,387
                                                          7,764,485
                                                       ------------
Total Common Stocks
(cost $147,929,584)                                     149,567,325
                                                       ------------

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2001
                                   (Unaudited)

                                          Shares or
                                          principal
                                           amount           Value
                                         -----------    ------------
Short-term Investments (4.1%)
U.S. Treasury Bills, 3.735%, July, 2001  $ 2,955,000    $  2,948,461
U.S. Treasury Bills, 3.525%, August,
 2001                                      3,013,000       2,999,857
U.S. Treasury Bills, 3.430%, September,
 2001                                        488,000         484,477
                                                        ------------
Total Short-term Investments
(cost $6,430,948)                                          6,432,795
                                                        ------------
TOTAL INVESTMENTS (100.0%)
(cost $154,360,532)                                      156,000,120

CASH AND OTHER ASSETS, NET OF
 LIABILITIES (0.0%)                                           42,388
                                                        ------------
NET ASSETS (100.0%)                                     $156,042,508
                                                        ============

(a) Non-income producing security.

At June 30, 2001, net unrealized appreciation of $1,409,271 consisted of gross unrealized appreciation of $28,101,200 and gross unrealized depreciation of $26,691,929 based on cost of $154,590,849 for federal income tax purposes.

ADR - American Depository Receipts


                See accompanying notes to financial statements.

        STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                            PORTFOLIO OF INVESTMENTS
                                  June 30, 2001
                                   (Unaudited)

                                               Shares             Value
                                            ------------      ------------
Common Stocks (99.2%)

Australia (3.0%)
Amcor Ltd.                                        25,724      $     86,525
AMP Ltd.                                          23,529           262,927
Aristocrat Leisure Ltd.                           14,793            52,990
Australian Gas & Light Co.                         7,698            33,168
BHP Biliton Ltd.                                  40,933           221,501
BHP Ltd.                                          38,431           202,881
Boral Ltd.                                        26,571            38,842
Brambles Industries Ltd.                           4,587           111,871
Coca-Cola                                         25,679            62,629
Coles Myer Ltd.                                   26,077            83,738
Commonwealth Bank of Australia                    25,855           448,626
Computershare Ltd.                                11,813            36,913
CSL Ltd.                                           3,578            86,718
CSR Ltd.                                          35,878           129,430
ERG Ltd.                                          12,216             8,938
Fosters Brewing Group Ltd.                        45,566           126,874
General Property                                  49,362            69,724
Howard Smith Ltd.                                 12,953            89,303
Lend Lease Corp. Ltd.                              9,532            60,782
MIM Holdings Ltd.                                 57,268            34,916
Mirvac Group                                      32,746            61,893
National Australia Bank Ltd.                      32,561           579,908
News Corp. Ltd.                                   45,164           413,495
Onsteel Ltd. (a)                                  31,881            14,904
Orica Ltd.                                        20,055            45,386
Paperlinx Ltd.                                    11,403            23,523
QBE Insurance Group Ltd.                          11,249            67,502
Rio Tinto Ltd.                                     7,955           137,991
Santos Ltd.                                       27,948            92,161
Southcorp Holdings                                20,140            77,853
Suncorp Metway Ltd.                                6,240            47,571
Tabcorp Holding Ltd.                              11,886            57,373
Telstra Corp.                                    166,151           454,190
Transurban Group                                  11,910            27,231
Wesfarmers Ltd.                                    9,610           132,374
Western Mining Corp. Holding Ltd.                 26,648           129,712
Westfield Trust                                    1,366             2,235
Westfield Trust                                   38,047            64,916
Westpac Banking Corp.                             36,722           269,764
Woolworths Ltd.                                   23,573           131,752
                                                              ------------
                                                                 5,081,030
                                                              ------------
Austria (0.1%)
Oest Elektrizatswirts Class A                        859            71,264
OMV AG                                             1,793           150,268
                                                              ------------
                                                                   221,532
                                                              ------------
Belgium (0.9%)
Agfa Gevaert NV                                    3,476            50,024
Colruyt SA                                         1,329            44,890
Delhaize LE PS                                     2,041           120,687
Electrabel SA                                      1,110           219,130
Fortis B                                          15,619           376,833
Groupe Bruxelles Lambert                           2,840           159,158
Interbrew (a)                                      3,689            98,684
Kredietbank NPV                                    6,664           236,939
SA D'Ieteren NV                                      232            36,432
Solvay Et Cie Class A NPV                          2,155           106,722
UCB BB                                             4,065           141,262
                                                              ------------
                                                                 1,590,761
                                                              ------------
Denmark (0.9%)
D/S 1912 Class B                                      24           166,477
D/S Svendborg Class B                                 17           152,718
Danisco AS                                         1,600            58,585
Den Danske Bank                                   18,110           325,379
Falck                                                400            45,713
ISS AS (a)                                           878            51,418
Navision Software AS                                 900            19,240
Nordiske Kabel Traadfabri                            800            10,917
Novo Nordisk                                       8,220           363,609
Novozymes AS Class B                               1,984            41,399
Tele Danmark                                       4,802           173,099
Vestas Wind Systems                                2,460           114,692
William DeMant Holding (a)                         1,900            52,934
                                                              ------------
                                                                 1,576,180
                                                              ------------
Finland (1.8%)
Amer-Yhthymae OY Class A                           1,300            29,714
Fortum                                             9,500            40,211
Hartwall OY AB                                     1,800            28,906
Kesko OY Osake                                     4,742            33,921
Metso OYJ                                          4,400            48,795
Nokia OYJ                                        104,096         2,359,034
Pohjola Group Insurance Class B                    1,558            30,269
Raisio Group PLC                                   8,200             9,788
Sampo Insurance Co.                                9,000            76,570
Sonera Corp.                                      16,606           129,472
Tietoenator Corp.                                  2,072            46,131
UPM-Kymmene                                        6,009           169,852
                                                              ------------
                                                                 3,002,663
                                                              ------------
France (10.6%)
Accor SA                                           4,559           192,391
Air Liquide French                                 2,019           290,047
Alcatel                                           26,252           548,921
Aventis SA                                        17,097         1,364,842
AXA Co.                                           37,077         1,056,187
BIC                                                1,343            48,887
BNP Paribas                                        9,767           849,973
Bouygues                                           7,137           241,188
Cap Gemini                                         2,689           195,767
Carrefour Supermarche                             15,485           819,299
Casino French                                      2,109           177,912

                See accompanying notes to financial statements.

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2001
                                  (Unaudited)

                                               Shares             Value
                                            ------------      ------------
Common Stocks (Cont.)

France (Cont.)
Club Mediterrane                                     550      $     30,334
Coflexip                                             489            73,644
Compagnie De Saint Goban                           1,903           258,562
Dassault Systemes SA                               2,393            92,214
Eridania Beghin Say                                  828            67,991
Essilor International                                300            85,840
Eurafrance French                                  1,070            62,048
France Telecom SA                                 22,336         1,064,547
Groupe Danone                                      3,246           445,433
Imetal                                               472            46,750
L'Oreal                                           14,594           942,031
Lafarge SA                                         2,858           244,362
Lagardere Groupe                                   2,998           141,110
LMVH Co.                                          10,507           529,232
Michelin Class B                                   3,058            96,741
Pechiney SA Class A                                1,883            95,643
Pernod-Ricard                                      1,454           101,917
Pinault-Printemps-Redoute SA                       2,565           371,308
PSA Peugeot Citroen (a)                            1,067           289,677
Publicis Groupe SA                                 7,924           191,850
Sagem SA                                             806            39,574
Sanofi-Synthelabo                                 16,001         1,049,784
Schneider SA                                       3,363           185,905
SEB Group                                            502            23,586
Soc Generale D'enterprises                         1,856           118,232
Societe Generale Class A                           9,379           555,386
Sodexho Alliance                                   3,447           160,930
Suez                                              21,929           705,430
Technip SA                                           405            51,942
Thomson CSF                                        3,712           134,400
Total Fina SA                                     16,219         2,270,965
Unibail                                            1,392            75,535
Usinor SA                                          5,794            60,771
Valeo                                              1,834            74,042
Vivendi Universal                                 23,965         1,396,793
Zodiac SA                                            178            43,216
                                                              ------------
                                                                17,963,139
                                                              ------------
Germany (8.6%)
Adidas Salomon AG                                  1,050            64,319
Allianz AG Holding                                 5,356         1,563,132
BASF AG                                           13,694           540,216
Bayer AG                                          15,987           627,288
Bayerische Hypo Vereinsbank                       11,521           569,579
Beiersdor                                          1,972           206,170
Bilfinger and Berger Bau                           1,850            32,888
Continental AG                                     3,889            53,268
Daimler Chrysler AG                               22,185         1,018,848
Deutsche Bank AG                                  13,448           963,572
Deutsche Lufthansa                                 8,616           135,738
Deutsche Telekom AG                               65,588         1,494,685
Douglas Holding AG                                 1,250            35,238
Dresdner Bank AG                                  11,564           528,142
E.On AG                                           16,532           866,857
EM TV & Merchandising (a)                          3,248             5,884
Epcos AG                                           1,400            76,218
Fag Kugelfischer Georg Schae                       2,700            17,143
Fresenius Medical Care                             2,159           151,516
GEHE AG                                            2,093            81,327
Heidelberger Zement AG                             2,056            88,330
Hochtief AG                                        1,950            32,933
Holsten-Brauerei AG                                   37               634
Kamps AG                                           2,414            21,948
Karstadt Quelle AG                                 2,792            82,654
Linde AG                                           2,745           116,583
M.A.N. AG                                          2,935            62,861
Merck KGAA                                         4,166           144,701
Metro AG                                           7,088           264,734
Muenchener Rueckversicherungs
   Namensaktie                                     3,849         1,072,651
Preussag                                           4,390           133,045
RWE AG                                            11,557           459,631
SAP AG                                             6,888           955,761
Scherling AG                                       4,709           247,156
SGL Carbon AG                                        550            19,183
Siemans                                           19,419         1,191,833
Thyssen Krupp                                     11,598           152,183
Volkswagen AG (a)                                  7,071           332,219
VVPR Heildelberger                                   632                 5
WCM Beteiligungs & Grund AG (a)                    6,078            62,053
                                                              ------------
                                                                14,473,126
                                                              ------------
Greece (0.3%)
Bank of Piraeus                                    3,700            40,030
Commercial Bank of Greece                          2,100            75,697
Credit Bank Greece                                 5,200           109,171
Hellenic Telecommunications                        7,600            99,337
National Bank of Greece                            5,400           159,906
                                                              ------------
                                                                   484,141
                                                              ------------
Hong Kong (2.1%)
ASM Pacific Technology                             9,500            17,052
Bank of East Asia Hong Kong                       36,005            83,550
Cathay Pacific Airways Ltd.                       71,000            96,035
CLP Holdings Ltd.                                 51,283           214,999
Espirit Holdings Ltd.                             32,000            35,078
Giordano International Ltd.                       72,000            37,382
Hang Lung Development Co.                         69,000            66,792
Hang Seng Bank                                    41,674           427,429
Henderson Land Development                        31,000           137,516
Hong Kong & China Gas                            116,122           145,896
Hutchison Whampoa                                 92,210           930,980
Johnson Electric Holdings                         77,716           106,611
Li & Fung Ltd.                                    62,000           101,742
New World Development (a)                         50,000            60,900

                See accompanying notes to financial statements.

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2001
                                  (Unaudited)

                                               Shares             Value
                                            ------------      ------------
Common Stocks (Cont.)

Hong Kong (Cont.)
Pacific Century Cyberworks (a)                   313,200      $     89,356
ShangriI-La Asia Ltd.                             58,000            50,936
Sino Land Co.                                     86,000            35,836
South China Morning Post                          48,000            31,694
Sun Hung Kai Properties                           52,000           468,338
Swire Pacific Ltd.                                35,000           181,286
Television Broadcasts Ltd.                        10,000            42,052
Wharf Holdings Ltd.                               55,114           115,177
                                                              ------------
                                                                 3,476,637
                                                              ------------
Ireland (0.6%)
Allied Irish Banks PLC                            17,730           204,126
CRH PLC                                            9,320           158,585
Eircom PLC                                        43,238            47,402
Elan Corp. (a)                                     6,873           433,568
Irish Permanent PLC                                9,204            95,656
Kerry Group PLC                                    5,973            68,830
RyanAir Holdings PLC                               7,198            74,846
                                                              ------------
                                                                 1,083,013
                                                              ------------
Italy (4.4%)
Alitalia (a)                                      35,360            43,104
Arnoldo Mondadori Editore                          6,172            43,942
Assicurazione Generali                            26,996           811,295
Autogrill SPA                                      5,810            62,611
Autostrade SPA                                    25,600           166,221
Banca Di Roma                                     32,729            99,745
Banca Intesa                                      18,750            42,857
Banca Intesa SPA                                 127,864           451,373
Banca Popolare Di Milano                          12,405            48,831
Benetton Group                                     5,001            67,060
Beni Stabili SPA                                  21,060             9,698
Bipop Carire SPA                                  42,000           157,865
Bulgari SPA                                        6,605            69,166
Enel SPA                                         147,593           451,044
ENI Spa                                           87,784         1,070,113
Fiat                                               8,724           170,600
Gruppo Editoriale L'Espresso                       7,800            29,450
Italcementi SPA                                    5,910            46,229
Italglas                                          14,999           131,418
Mediaset SPA                                      25,867           217,663
Mediobanca Banca Di Credito                       15,112           161,448
Parmalat Finanziaria SPA                          23,400            62,398
Pirelli SPA                                       46,136           128,493
RAS SPA                                           16,149           198,502
San Paolo - IMI SPA                               30,947           396,639
Seat-Paginne Gialle SPA                               79                81
SNIA SPA                                          19,500            35,326
Telecom Italia Mobile                            186,455           950,212
Telecom Italia SPA                                80,134           719,074
Telecom Italio SPA-RNC                            20,027            95,619
Tiscali SPA (a)                                    3,770            31,883
Unicredito Italiano SPA                          110,299           473,403
                                                              ------------
                                                                 7,443,363
                                                              ------------
Japan (24.1%)
ACOM Co. Ltd.                                      3,200           282,489
Advantest Corp.                                    2,190           187,709
Ajinomoto Co. Inc.                                15,000           160,920
Alps Eelectronics Co.                              4,000            37,268
Amada Co. Ltd.                                     9,000            45,534
Asahi Bank Ltd.                                   66,000           142,877
Asahi Breweries Ltd.                              12,000           134,605
Asahi Chemical Industry Co.                       34,000           142,848
Asahi Glass Co. Ltd.                              27,000           224,278
Asatsu Inc.                                        1,800            36,571
Bank of Fukuoka Ltd.                              17,000            76,332
Benesse Corp                                       2,500            78,375
Bridgestone Corp.                                 19,000           198,805
Canon Inc.                                        19,000           767,799
Casio Computer Co. Ltd.                            9,000            52,317
Central Japan Railway                                 47           292,054
Chugai Pharm Co.                                   7,000           106,471
Chuo Trust & Banking                              23,000            40,756
Citizen Watch Co. Ltd.                             9,000            54,842
Credit Saison                                      3,900            94,748
CSK Corp.                                          2,200            68,441
Dai Nippon Printing Co. Ltd.                      17,000           207,456
Daiei Inc.                                        28,000            53,208
Daiichi Pharmaceutical                             7,000           161,923
Daikin Industries Ltd.                             6,000           111,129
DaiNippon Ink & Chemical Inc.                     22,000            61,739
Daito Trust Construction                           3,700            62,745
Daiwa Bank                                        48,000            62,347
Daiwa House Industry                              14,000           109,782
Daiwa Securities                                  30,000           313,902
Denso Corp.                                       20,000           381,654
East Japan Rail                                       86           496,472
Ebara Corp.                                        9,000            74,399
Eisai Co. Ltd.                                     7,000           156,871
Fanuc Co.                                          5,300           263,895
Fuji Machine Mfg. Co. Ltd.                         1,400            25,649
Fuji Photo Film Co. Ltd.                          11,000           474,503
Fuji Soft ABC Inc.                                   900            52,894
Fuji Television Network Inc.                          10            57,489
Fujikura Ltd.                                     10,000            60,936
Fujitsu Ltd.                                      44,000           462,154
Furkukawa Electric                                15,000           119,668
Gunma Bank                                        17,000            81,102
Hirose Electronics Co. Ltd.                        1,000            76,171
Hitachi Ltd.                                      74,000           726,828
Honda Motor Co. Ltd.                              22,000           966,645
Hoya Corp.                                         2,500           158,355
Isetan                                             6,000            63,502

                 See accompanying notes to financial statements.

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2001
                                  (Unaudited)

                                               Shares             Value
                                            ------------      ------------
Common Stocks (Cont.)

Japan (Cont.)
Ishikawajima-Harima Heavy Ind.                    31,000      $     76,554
ITO Yokado Co. Ltd.                                9,000           414,930
Itochu Corp.                                      32,000           130,083
Japan Airlines                                    41,000           131,823
Japan Energy Corp.                                29,000            61,384
Japan Tobacco Inc.                                    44           303,400
JGC Engineering & Construction                     7,000            58,371
Joyo Bank                                         25,000            74,968
Jusco Co.                                          8,000           176,395
Kadokawa Shoten Publishing                         1,100            18,698
Kajima Corp.                                      27,000            68,842
Kaneka Corp.                                      10,000            90,523
Kansai Electric Power                             20,900           354,422
KAO Corp.                                         13,000           323,124
Kawasaki Heavy Industries (a)                     37,000            61,113
Kawasaki Steel                                    76,000            90,189
Keihin Elec Express Railway                       23,000            99,767
Kinden Corp.                                      11,000            68,353
Kinki Nippon Railway                              37,000           148,333
Kirin Brewery Co. Ltd.                            23,000           195,663
Komatsu Ltd.                                      23,000           105,485
Konami Co. Ltd.                                    2,900           132,304
Konica Corp.                                      10,000            73,445
Kubota Corp.                                      34,000           135,215
Kuraray Co.                                       10,000            73,650
Kurita Water Industries                            4,000            55,035
Kyocera Corp.                                      4,200           370,430
Kyowa Hakko Kogyo                                 11,000            73,204
Marubeni Corp. (a)                                37,000            71,199
Marui Co.                                          9,000           129,891
Matsushita Electric Industries                    46,000           719,951
Meiji Seika                                       12,000            63,887
Minebea Co. Inc.                                  11,000            72,410
Mitsubishi Chemical Corp.                         50,000           133,900
Mitsubishi Corp.                                  35,000           282,033
Mitsubishi Electric                               49,000           242,800
Mitsubishi Estate Co. Ltd.                        29,000           266,701
Mitsubishi Heavy                                  75,000           342,165
Mitsubishi Materials Corp.                        31,000            66,365
Mitsubishi Rayon Co.                              27,000            93,712
Mitsubishi Tokyo Financial (a)                       126         1,047,338
Mitsubishi Warehouse Tranport                      5,000            45,542
Mitsui & Co.                                      35,000           235,448
Mitsui Fudosan                                    18,000           193,970
Mitsui Marine & Fire Insurance                    19,000            97,194
Mitsui Mining & Smelting                          16,000            70,686
Mitsukoshi                                        14,000            58,034
Mizuho Holdings Inc.                                 198           920,783
Murata Manufacturing Co. Ltd.                      5,300           352,285
Namco Ltd.                                         2,300            41,308
NEC Corp.                                         37,000           499,881
NGK Insulators Ltd.                                9,000            79,017
NGK Spark Plug                                     6,000            56,286
Nichiei Co. Ltd.                                   2,100            18,353
Nidec Corp.                                        1,500            78,055
Nikon Corp.                                        8,000            75,946
Nintendo Corp. Ltd.                                3,100           564,224
Nippon Comsys Corp. (a)                            5,000            67,752
Nippon Express Co.                                25,000           112,852
Nippon Meat Packers Inc. Osaka                     6,000            72,691
Nippon Mitusubishi Oil Corp.                      34,000           191,916
Nippon Sheet Glass                                11,000            64,031
Nippon Steel Corp.                               154,000           233,372
Nippon Telegraph and Telephone Corp.                 283         1,474,904
Nippon Unipac                                         24           134,702
Nippon Yusen Kabushiki Kaish                      30,000           118,827
Nishin Flour Milling                               8,000            59,526
Nissan Motors                                     88,000           607,508
Nissin Food Products                               3,500            72,963
Nitto Denko Corp.                                  4,100           118,345
Nomura Securities Co. Ltd.                        43,000           824,005
NSK Ltd.                                          14,000            60,504
Ohbayashi-Gumi Corp.                              21,000            81,663
OJI Paper Co. Ltd.                                24,000           118,730
Olympus Optical                                    6,000            96,119
Omron Corp.                                        6,000           108,483
Oriental Land                                      2,300           170,766
Orix Corp.                                         1,800           175,064
Osaka Gas Co. Ltd.                                54,000           174,053
Pioneer Electric Corp.                             4,000           121,552
Prmoise Co. Ltd.                                   2,700           222,546
Rohm Co.                                           2,600           404,009
Sankyo Co. Ltd.                                   10,000           180,404
Sanrio Co. Ltd.                                    2,500            32,874
Sanyo Electric Co. Ltd.                           43,000           271,683
Secom Co. Ltd.                                     5,000           279,025
Sega Enterprises (a)                               4,000            70,879
Seiyu                                              9,000            26,772
Sekisui House Ltd.                                18,000           152,838
Seventy Seven Bank                                11,000            62,180
Sharp Corp.                                       26,000           354,393
Shimamura Co. Ltd.                                   800            41,693
Shimano Industrial                                 3,600            53,053
Shimizu Corp.                                     22,000            89,784
Shin-Etsu Chemical Co.                             9,000           330,501
Shionogi & Co. Ltd.                                9,000           187,620
Shiseido Co.                                      12,000           112,572
Shizuoka Bank                                     18,000           150,962
Showa Denko (a)                                   28,000            39,962
Showa Shell Sekiyu                                11,000            64,120
Skylark Co.                                        3,000            85,391
SMC Corp.                                          1,600           171,264
Softbank Corp.                                     7,400           242,672
Sony Corp.                                        20,300         1,334,670
Sumitomo Bank (a)                                124,000         1,024,054
Sumitomo Chemical Co.                             38,000           171,536

                See accompanying notes to financial statements.

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2001
                                  (Unaudited)

                                               Shares             Value
                                            ------------      ------------
Common Stocks (Cont.)

Japan (Cont.)
Sumitomo Corp.                                    24,000      $    167,993
Sumitomo Electric Industries                      17,000           192,736
Sumitomo Marine & Fire                            17,000            95,004
Sumitomo Metal                                    15,000            70,118
Sumitomo Metal Industries                         92,000            55,320
Taiheyo Cement Corp.                              26,000            55,034
Taisei Corp.                                      26,000            63,375
Taisho Pharmaceutical Co. Ltd.                     8,000           150,417
Taiyo Yuden Co. Ltd.                               3,000            79,859
Takara Shuzo                                       5,000            65,868
Takashimaya Co.                                    9,000            62,780
Takeda Chemical Industries Ltd.                   19,000           883,580
Takefuji Corp.                                     3,300           299,784
Teijin Ltd.                                       22,000           123,653
Terumo                                             5,300            97,314
The Bank of Yokohama Ltd.                         27,000           109,974
Tobu Railway Co. Ltd.                             31,000            99,175
TOHO Co.                                             500            59,734
Tohoku Electric Power                             12,200           199,061
Tokio Marine & Fire Insurance                     34,000           317,591
Tokyo Broadcasting                                 1,000            19,243
Tokyo Electric Power Co. Inc.                     29,200           756,222
Tokyo Electron Ltd.                                3,900           236,089
Tokyo Gas                                         64,000           194,483
Tokyu Corp.                                       27,000           147,209
Toppan Printing Co.                               16,000           164,592
Toray Industries                                  34,000           135,759
Toshiba Corp.                                     72,000           380,434
Tosoh Corp.                                       20,000            58,370
Tostem Corp.                                       6,000            98,621
Toto Ltd.                                         12,000            83,611
Toyo Information Systems                           1,200            46,665
Toyo Seikan                                        5,000            71,601
Toyota Motor Corp.                                81,300         2,861,662
Trans Cosmos                                         600            24,294
UNI Charm                                          2,000            64,785
Wacoal Corp.                                       8,000            85,632
World Co. Ltd.                                     1,400            44,901
Yakult Honsha                                      5,000            53,921
Yamaha Corp.                                       5,000            50,393
Yamanouchi Pharmaceutical                          8,000           224,503
Yamato Transport Co. Ltd.                         10,000           209,670
Yokogawa Electric                                  7,000            62,299
                                                              ------------
                                                                40,695,638
                                                              ------------
Netherlands (5.6%)
ABN Amro Holdings                                 33,362           626,702
Aegon NV                                          29,211           822,222
AKZO Dutch                                         6,528           276,313
ASM Lithography Holding NV (a)                    10,113           226,784
Burhmann NV                                        2,716            25,613
Elsevier                                          16,590           206,449
Getronics NV                                       8,320            34,512
Hagemeyer NV                                       2,315            44,584
Heineken NV                                        8,493           342,446
ING Group NV (a)                                  21,493         1,404,641
Koninklijke Ahold NV                              18,211           570,409
OCE NV                                             4,565            47,920
Philips Electronics NV                            28,313           750,447
Qiagen NV (a)                                      3,400            74,835
Royal KPN NV (a)                                  27,601           156,550
Royal Dutch Petroleum Co.                         46,758         2,690,839
TNT Post Group                                    10,481           218,711
Unilever NV                                       12,516           750,153
Vopak                                              3,172            65,117
Wolters Kluwer - CVA                               6,323           169,949
                                                              ------------
                                                                 9,505,196
                                                              ------------
New Zealand (0.1%)
Auckland International Airport                    22,230            33,945
Telecom New Zealand                               51,065           115,530
Warehouse Group Ltd.                              11,254            24,647
                                                              ------------
                                                                   174,122
                                                              ------------
Norway (0.5%)
Den Norske Bank Shares                            21,496            93,252
DY Bergensen Class A                               4,286            78,045
Frontline Ltd.                                     1,800            30,849
Norsk Hydro ASA                                    6,551           277,524
Opticom ASA                                          300            19,088
Orkla AS Class A                                   5,839           105,699
Schibsted                                          2,200            21,798
Storebrand ASA                                     9,000            64,108
Telenor ASA (a)                                   12,100            49,899
Tomra Systems                                      4,200            66,132
                                                              ------------
                                                                   806,394
                                                              ------------
Portugal (0.5%)
Banco Comercial Portugues SA (a)                  48,392           180,250
Banco Espirito Santo                               4,825            65,966
Banco Portuguese De Invest SA                     17,565            40,742
Brisa Auto Estradas                                8,442            71,466
Cimpor - Cimentos de Portugal                      4,253            82,448
Electricdade De Portugal SA                       62,408           148,987
Jeronimo Martins & Filho                           3,753            24,146
Portugal Telecom Bonus Rights                     24,547             3,325
Portugal Telecom SA (a)                           25,030           174,597
Sonae Industria E Investimento                    80,179            57,697
                                                              ------------
                                                                   849,624
                                                              ------------
Singapore (0.9%)
Capitaland Ltd. (a)                               59,128            81,130
Chartered Semiconductor (a)                       23,000            57,562
City Developments                                 23,031            89,116

                See accompanying notes to financial statements.

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2001
                                   (Unaudited)

                                                Shares            Value
                                            ------------      ------------
Common Stocks (Cont.)

Singapore (Cont.)
Creative Technology Ltd.                           1,800      $     15,115
DBS Group Holdings Ltd.                           30,445           223,911
Keppel Corp. Ltd.                                 31,001            61,593
Overseas-Chinese Banking                          30,000           195,939
Singapore Airlines (a)                            28,000           193,634
Singapore Press Holdings                           8,600            94,401
Singapore Tech Engineering                        63,381            89,747
Singapore Telecom Ltd.                           133,000           138,692
United Overseas Bank                              25,616           161,681
Venture Manufacturing                              5,397            35,842
Wing Tai Holdings                                 51,000            24,771
                                                              ------------
                                                                 1,463,134
                                                              ------------
Spain (3.1%)
Acerinox SA                                        1,817            50,452
Activadades De Construccion                        2,373            65,770
Aguas De Barcelona                                 4,137            56,980
Altadis SA                                         7,911           112,778
Autopistas Concesionaria                           9,300            84,555
Banco Bilbao Vizcaya Argenta                      70,312           909,500
Banco Santander Central                           99,286           899,333
Endesa SA                                         23,029           367,287
Fomento De Construct Y Contra                      3,772            71,846
Gas Natural SDG SA                                10,004           161,755
Grupo Dragados SA                                  9,358           117,641
I. lberdrola SA                                   20,076           257,479
Repsol SA                                         27,055           446,616
Sol Melia SA                                       5,369            47,542
Telefonica SA (a)                                100,606         1,240,039
Telepizza                                          6,552            12,202
Union Electrica Fenosa SA                          7,070           131,971
Zardoya Otis                                       8,521            76,462
Zeltia SA (a)                                      4,398            44,752
                                                              ------------
                                                                 5,154,960
                                                              ------------
Sweden (2.3%)
ASSA Abloy AB Class B                              8,200           117,139
Assidoman AB                                       3,746            77,774
Atlas Copco AB Class A                             4,045            80,080
Drott AB Class B                                   6,257            65,241
Electrolux Class B                                 8,395           116,068
Ericsson AB Class B                              169,524           926,635
Gambro AB Class A                                  8,472            51,756
Hennes & Mauritz                                  18,257           312,799
Modern Times Group                                 1,800            40,513
Netcom Systems AB Class B (a)                      3,271           106,225
Nordea AB                                         65,004           370,243
OM Gruppen AB                                      2,116            26,826
Sandvik AB                                         6,154           123,811
Securties AB Class B                               7,768           135,945
Skandia Forsakrings AB                            22,366           205,470
Skandinaviska Enskilda Bankn Class A              16,235           154,366
Skanska AB Class B                                12,636           119,566
Svenska Cellulosa AB-B                             5,580           118,158
Svenska Handelbanken                              14,364           205,194
Swedish Match AB                                  17,959            84,141
Telia AB                                          32,000           161,686
Volvo Akttiebolag Class A                          3,866            56,470
Volvo Akttiebolag Class B                          7,483           112,053
WM Data AB                                        13,530            40,148
                                                              ------------
                                                                 3,808,307
                                                              ------------
Switzerland (7.1%)
ABB Ltd.                                          26,220           396,774
Aden SW                                            4,040           190,149
Ascom Holding AG                                     500            23,060
Credit Suisse Group (a)                            6,610         1,086,681
Gebruder Sulzer AG                                   121            38,506
Georg Fischer                                        200            48,124
Givaudan (a)                                         220            61,014
Holcim Ltd.                                        1,525            74,831
HOLCIM Ltd.                                          700           142,535
Kudelski SA                                        1,109            93,165
Logitech International                               100            32,045
Lonza AG                                             132            77,036
Nestle SA                                          8,455         1,796,885
Novartis AG                                       63,490         2,297,716
Publigroupe SA                                        70            24,768
Roche Holding AG                                  15,435         1,112,038
Roche Holdings AG                                  3,500           285,265
Sairgroup                                            460            27,639
Schindler Holding AG                                  42            46,733
SCHW Rueckversicherungs                              315           629,492
SGS Soc Gen Surveillance                             175            31,642
ST Microelectronics NV                            19,295           669,699
Swisscom AG                                        1,625           386,937
Syngenta AG (a)                                    2,590           136,168
The Swatch Group AG                                  302            64,266
The Swatch Group AG Class B                           75            75,106
UBS AG                                             9,756         1,397,630
Unaxis Holding AG                                    300            42,227
Zurich Financial Services                          1,827           623,078
                                                              ------------
                                                                11,911,209
                                                              ------------
United Kingdom (21.7%)
3I Group PLC                                      13,073           195,988
Abbey National PLC                                31,511           551,727
AirTours                                          12,780            51,943
Amvesco PLC                                       16,431           285,380
ARM Holdings (a)                                  21,294            80,408
Astrazeneca PLC                                   38,670         1,801,728
AWG PLC                                            9,629            81,250
BAA PLC                                           23,294           216,213
BAE Systems PLC                                   66,115           316,598

                See accompanying notes to financial statements.

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2001
                                  (Unaudited)



                                          Shares         Value
                                         --------    -----------

Common Stocks (Cont.)

United Kingdom (Cont.)
Barclays PLC                              36,477     $ 1,118,330
Bass PLC                                  21,332         222,902
BBA Group PLC                             12,048          42,444
BG Group PLC                              76,165         300,189
Blue Circle Industries PLC                15,240         105,504
BOC Group PLC                             11,350         166,006
Boots Co. PLC                             21,383         180,733
BP Amoco PLC                             496,081       4,077,835
British Airways PLC                       25,439         123,069
British American Tobacco                  48,359         367,253
British Land Co. PLC                      12,323          84,053
British Sky Broadcasting PLC (a)          40,251         387,190
British Telecommunications                42,650         251,920
British Telecommunications PLC           144,423         907,901
BTG PLC                                    2,305          37,927
Bunzl PLC                                 11,237          77,435
Cadbury Schweppes PLC                     44,822         302,257
Canary Wharf Finance PLC                  15,328         119,424
Capita A Group PLC                        14,400          93,663
Carlton Communications PLC                14,909          70,450
Celltech Group PLC                         6,131         103,296
Centrica PLC                              86,505         276,461
Chub PLC                                  20,226          47,290
CMG PLC                                   13,169          57,599
Commercial Union PLC                      49,202         680,188
Compass Group PLC (a)                     49,244         394,055
Corus Group PLC                           71,556          61,137
De La Rue Co. PLC                          5,742          42,395
Diageo PLC                                75,409         827,199
Electrocomponents PLC                      9,715          73,506
EMI Group PLC                             17,763         100,423
Exel PLC                                   7,251          77,449
FKI Babcock                               16,223          64,110
GKN PLC                                   16,194         155,322
Glaxo SmithKline PLC                     136,151       3,829,519
Granada PLC                               63,346         132,963
Great Universal Stores                    22,901         195,978
Halifax PLC                               49,479         571,987
Hammerson PLC                              7,863          53,079
Hanson PLC                                17,618         129,707
Hays PLC                                  37,999          98,196
Hilton Group PLC                          37,222         125,111
HSBC Holdings PLC                        203,853       2,415,352
Imperial Chemical Industries              17,156         100,611
International Power PLC (a)               25,453         107,297
Invensys PLC                              76,171         144,618
Johnson Matthey Public Ltd.                5,389          81,245
Kidde PLC (a)                             23,865          27,354
Kingfisher PLC                            31,910         172,662
Land Securities PLC                       11,566         142,164
Lattice Group (a)                         78,684         175,670
Legal and General PLC                    113,386         257,125
Lloyds TSB Group PLC                     121,779       1,218,545
Logica PLC                                 9,627         116,841
London Bridge Software Holdings            6,072          13,236
Marconi Electronic Systems                61,307         218,136
Marks & Spencer PLC                       64,906         239,153
Misys PLC                                 12,635          88,314
National Grid Group PLC                   32,459         239,200
New Dixons Group PLC                      42,656         139,775
Nycomed Amersham PLC Class A              15,543         112,573
P&O Princess Cruises PLC                  17,505          91,087
Pace Micro Technology PLC                  5,483          29,456
Pearson PLC                               17,487         288,228
Penninsular & Orient Steam                21,151          79,124
Navigation
Pilkington PLC                            31,035          43,865
Provident Financial PLC                    7,546          78,903
Prudential PLC                            43,187         522,938
Psion PLC                                  9,506          12,032
Railtrack Group PLC                       11,644          54,694
Rank Group PLC                            19,465          59,129
Reed International PLC                    27,835         246,618
Rentokil Initial PLC                      47,354         160,497
Reuters Group PLC                         31,139         404,203
Rio Tinto PLC                             23,878         423,792
RMC Group PLC                              6,572          63,311
Royal Bank of Scotland                     1,366           1,695
Royal Bank of Scotland Group PLC          59,007       1,300,367
Sage Group PLC                            27,205          97,179
J Sainsbury PLC                           43,073         268,504
Schroders PLC                              6,698          77,006
Scottish Power PLC                        40,483         297,761
Slough Estates PLC                        11,453          55,489
Smith & Nephew PLC                        21,999         114,162
Smiths Group PLC                          13,618         158,002
SSL International PLC                      6,445          45,320
Stagecoach Holdings                       45,228          50,090
Tesco PLC                                151,745         547,390
TI Group PLC                              12,271               -
Unilever PLC                              64,109         540,054
United Utilities PLC                      13,239         125,397
Vodafone Group PLC                     1,494,576       3,310,486
Wolseley PLC                              14,991         111,948
WPP Group PLC                             24,562         241,801
                                                    ------------
                                                      36,625,089
                                                    ------------

Total Common Stocks
(cost $189,358,207)                                  167,389,258
                                                    ------------

Preferred Stocks (0.4%)

Australia (0.2%)
News Corp. Ltd.                           48,396         387,783
                                                    ------------

Germany (0.2%)
Hugo Boss AG                                 200          55,787

                See accompanying notes to financial statements.

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2001
                                  (Unaudited)



                                   Shares         Value
                                  --------     -----------
Preferred Stocks (Cont.)

Germany (Cont.)
Prosieben Media AG                  3,400      $   49,276
RWE AG                              1,600          47,813
Volkswagen AG                       2,500          77,015
                                               ----------
                                                  229,891
                                               ----------

Total Preferred Stocks
(cost $667,180)                                   617,674
                                               ----------





                                 Principal
                                   amount         Value
                                 ---------    ------------
Repurchase Agreement (0.4%)
Investors Triparty
Repurchase Agreement (b)
   3.70% to be repurchased
   at $704,002 on 07/02/2001     $ 703,929    $    703,929
                                              ------------

Total Repurchase Agreement
(cost $703,929)                                    703,929
                                              ------------

TOTAL INVESTMENTS (100.0%)
(cost $190,729,316)                            168,710,861

CASH AND OTHER ASSETS, NET OF
   LIABILITIES (0.0%)                               28,237
                                              ------------
NET ASSETS (100.0%)                           $168,739,098
                                              ============


(a) Non-income producing security.
(b) Repurchase agreement is fully collaterized by U.S. Treasury or Government Agency Securties.

At June 30, 2001, net unrealized depreciation of $22,847,567 consisted of gross unrealized appreciation of $9,462,422 and gross unrealized depreciation of $32,309,989 based on cost of $191,558,428 for federal income tax purposes.

Approximately 37.1% of the investment securities in the Fund are denominated in the Euro, followed by 24.1% in the Japanese Yen, 21.7% in the Great Britian Pound, 6.7% in the Swiss Franc and 3.3% in the Australian Dollar Spot. The remaining investment securities, representing 7.1% of net assets, are denominated in seven currencies, each of which represents less than 3% of net assets.



INTERNATIONAL FUND INDUSTRY CLASSES

               Industry                Value                  %
               --------             ------------           -----
Consumer Goods & Services           $ 21,678,515           12.9%
Communications                        21,463,046           12.7
Banks                                 20,173,227           12.0
Health Care                           16,413,171            9.7
Machinery, Manufacturing, &
 Construction                         15,955,843            9.5
Mining & Refining                     13,532,591            8.0
Transportation                        12,062,470            7.2
Real Estate & Other Financial         11,136,703            6.6
Insurance                             10,214,071            6.1
Retail                                 7,629,420            4.5
Agriculture, Foods, & Beverage         7,493,004            4.4
Utilities & Energy                     5,813,696            3.4
Chemicals                              4,117,565            2.4
Other                                    323,610            0.2
                                    ------------           ----
Total Stocks                         168,006,932           99.6
Short-term Investments                   703,929            0.4
Cash and Other Assets, net of
 Liabilities                              28,237            0.0
                                    ------------           ----
Net Assets                          $168,739,098          100.0%
                                    ============          =====


                See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND
                            PORTFOLIO OF INVESTMENTS
                                  June 30, 2001
                                   (Unaudited)



                                              Shares          Value
                                            ---------      -----------
Investment in Mutual Funds (99.9%)
State Farm Variable Product Trust Bond
   Fund (39.0%)                             2,228,219      $22,148,498
State Farm Variable Product Trust Large
   Cap Equity Index Fund (60.9%)            2,780,809       34,593,260

Total Investment in Mutual Funds
(cost $59,932,018)                                          56,741,758
                                                           -----------




                                            Shares or
                                            principal
                                              amount          Value
                                            ---------      -----------
Short-term Investments (0.1%)
JP Morgan Vista Treasury Plus Money
   Market Fund                                73,886       $    73,886
                                                           -----------

Total Short-term Investments
(cost $73,886)                                                  73,886
                                                           -----------

TOTAL INVESTMENTS (100.0%)
(cost $60,005,904)                                          56,815,644

LIABILITIES, NET OF OTHER ASSETS (0.0%)                        (38,235)
                                                           -----------
NET ASSETS (100.0%)                                        $56,777,409
                                                           ===========



At June 30, 2001, net unrealized depreciation of $3,207,506 consisted of gross unrealized appreciation of $303,762 and gross unrealized depreciation of $3,511,268 based on cost of $60,023,150 for federal income tax purposes.

                See accompanying notes to financial statements.

                  STATE FARM VARIABLE PRODUCT TRUST BOND FUND
                            PORTFOLIO OF INVESTMENTS
                                  June 30, 2001
                                  (Unaudited)



                                      Principal
                                        amount          Value
                                    ------------      ----------

Corporate Bonds (75.8%)

Agriculture, Foods, & Beverage (2.7%)
Kellogg Co.
6.000%, 04/01/2006                  $  1,000,000      $  991,047
Campbell Soup Co.
6.750%, 02/15/2011                     1,000,000         995,211
H J Heinz Co. (a)
6.625%, 07/15/2011                     1,000,000         989,530
                                                      ----------
                                                       2,975,788
                                                      ----------

Automotive (2.8%)
Paccar Financial Corp.
5.970%, 11/15/2001                       500,000         503,970
Cooper Tire & Rubber Co.
7.250%, 12/16/2002                     1,500,000       1,532,409
General Motors Corp.
7.200%, 01/15/2011                     1,000,000       1,011,937
                                                      ----------
                                                       3,048,316
                                                      ----------

Banks (1.9%)
Norwest Financial Inc.
6.375%, 07/16/2002                     2,000,000       2,039,448
                                                      ----------

Building Materials &
 Construction (3.0%)
Masco Corp.
6.125%, 09/15/2003                       750,000         755,982
Vulcan Materials Co.
5.750%, 04/01/2004                     2,000,000       1,998,748
Masco Corp.
6.750%, 03/15/2006                       500,000         503,854
                                                      ----------
                                                       3,258,584
                                                      ----------

Chemicals (8.7%)
Dow Capital
7.375%, 07/15/2002                       825,000         849,955
EI du Pont de Nemours and Co.
6.000%, 03/06/2003                       500,000         506,829
Air Products & Chemicals Inc.
6.250%, 06/15/2003                     1,000,000       1,014,840
Rohm & Haas Co. (a)
6.950%, 07/15/2004                     2,000,000       2,073,692
PPG Industries Inc.
6.750%, 08/15/2004                     2,000,000       2,052,654
Praxair Inc.
6.900%, 11/01/2006                     1,000,000       1,026,331
Great Lakes Chemical Corp.
7.000%, 07/15/2009                     2,000,000       1,982,270
                                                      ----------
                                                       9,506,571
                                                      ----------

Commercial Service/Supply (1.0%)
Pitney Bowes Credit
5.650%, 01/15/2003                       350,000         353,488
Xerox Corp.
5.500%, 11/15/2003                       850,000         680,000
                                                      ----------
                                                       1,033,488
                                                      ----------
Computers (1.3%)
International Business Machines Corp.
5.375%, 02/01/2009                     1,500,000       1,421,138
                                                      ----------

Consumer & Marketing (7.8%)
Clorox Co.
8.800%, 07/15/2001                     2,000,000       2,002,524
Mattel Inc.
6.000%, 07/15/2003                       425,000         420,228
Colgate Palmolive Co.
6.000%, 08/15/2003                     1,000,000       1,019,445
The Procter & Gamble Co.
5.250%, 09/15/2003                       300,000         302,311
Hasbro Inc.
5.600%, 11/01/2005                     2,000,000       1,700,498
Unilever Capital Corp.
7.125%, 11/01/2010                     2,000,000       2,080,588
Clorox Co.
6.125%, 02/01/2011                     1,000,000         975,066
                                                      ----------
                                                       8,500,660
                                                      ----------

Consumer Staples (0.9%)
Dean Foods Co.
8.150%, 08/01/2007                     1,000,000         970,405
                                                      ----------

Electronic/Electrical Mfg. (2.4%)
Emerson Electric Co.
5.500%, 09/15/2008                       500,000         479,356
7.125%, 08/15/2010                     2,000,000       2,101,344
                                                      ----------
                                                       2,580,700
                                                      ----------

Financial Services (4.1%)
Ford Motor Credit Co.
6.500%, 02/28/2002                       500,000         506,582
Household Finance Corp.
5.875%, 11/01/2002                       500,000         506,271
Sears Roebuck Acceptance Corp.
7.140%, 05/02/2003                     1,000,000       1,031,341
General Motors Acceptance Corp.
6.150%, 04/05/2007                     1,500,000       1,464,484
Ford Motor Credit Co.
7.375%, 02/01/2011                     1,000,000       1,009,675
                                                      ----------
                                                       4,518,353
                                                      ----------

Forest Products (4.0%)
Mead Corp.
6.600%, 03/01/2002                       500,000         505,977


                See accompanying notes to financial statements.

                  STATE FARM VARIABLE PRODUCT TRUST BOND FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2001
                                  (Unaudited)



                                       Principal
                                        amount          Value
                                      ----------     -----------
Corporate Bonds (Cont.)

Forest Products (Cont.)
Westvaco Corp.
9.650%, 03/01/2002                    $  660,000     $   680,366
6.850%, 11/15/2004                     1,000,000       1,008,586
International Paper Co.
7.875%, 08/01/2006                     2,000,000       2,112,886
                                                     -----------
                                                       4,307,815
                                                     -----------

Health Care (1.8%)
Warner-Lambert Co.
5.750%, 01/15/2003                       500,000         506,284
American Home Products Corp.
6.250%, 03/15/2006                     1,000,000       1,002,561
Abbott Laboratories
5.400%, 09/15/2008                       500,000         478,695
                                                     -----------
                                                       1,987,540
                                                     -----------

Machinery & Manufacturing (10.7%)
Caterpillar Inc.
6.750%, 07/10/2001                       400,000         400,195
Honeywell International Inc.
9.875%, 06/01/2002                       300,000         314,348
Parker Hannifin Corp.
5.650%, 09/15/2003                     1,500,000       1,514,478
Deere & Co.
6.550%, 07/15/2004                     2,000,000       2,051,292
Ingersoll Rand
6.250%, 05/15/2006                     1,000,000       1,004,017
TRW Inc.
6.730%, 07/11/2007                       900,000         884,522
Dover Corp.
6.250%, 06/01/2008                     1,425,000       1,416,702
BF Goodrich Co.
6.600%, 05/15/2009                     1,000,000         959,652
Honeywell International Inc.
7.500%, 03/01/2010                     2,000,000       2,124,682
Caterpillar Inc.
6.550%, 05/01/2011                     1,000,000       1,003,604
                                                     -----------
                                                      11,673,492
                                                     -----------

Media & Broadcasting (2.8%)
Tribune Co.
5.750%, 09/15/2003                       500,000         504,038
New York Times
5.000%, 10/08/2003                       500,000         497,730
The Walt Disney Co.
5.500%, 12/29/2006                     1,000,000         981,930
Knight-Ridder Inc.
7.125%, 06/01/2011                     1,000,000       1,011,887
                                                     -----------
                                                       2,995,585
                                                     -----------

Mining & Metals (0.9%)
ALCOA Inc.
6.125%, 06/15/2005                       500,000         503,533
Alcan Inc.
6.450%, 03/15/2011                       500,000         488,965
                                                     -----------
                                                         992,498
                                                     -----------

Retailers (5.1%)
Sherwin Williams Co.
6.500%, 02/01/2002                       500,000         503,346
Safeway Inc.
7.000%, 09/15/2002                     2,000,000       2,037,256
Albertsons Inc.
6.550%, 08/01/2004                     2,000,000       2,008,276
Wal-Mart Stores Inc.
6.550%, 08/10/2004                     1,000,000       1,039,733
                                                     -----------
                                                       5,588,611
                                                     -----------

Technology (1.9%)
Electronic Data Systems Corp.
6.850%, 10/15/2004                     2,000,000       2,065,952
                                                     -----------

Telecom & Telecom Equipment (8.7%)
WorldCom Inc.
6.125%, 08/15/2001                       300,000         300,350
Ameritech Capital Funding Corp.
6.125%, 10/15/2001                     1,250,000       1,257,160
Nortel Networks Corp.
6.875%, 10/01/2002                       200,000         195,804
Southwestern Bell
6.250%, 10/15/2002                     1,500,000       1,530,430
Vodafone Group PLC (a)
7.625%, 02/15/2005                     2,000,000       2,101,180
AT&T Corp.
7.000%, 05/15/2005                     1,000,000       1,027,673
BellSouth Telecommunications Inc.
6.500%, 06/15/2005                     1,000,000       1,019,906
Deutsche Telekom International
   Financial
7.750%, 06/15/2005                     2,000,000       2,090,848
                                                     -----------
                                                       9,523,351
                                                     -----------

Utilities & Energy (3.3%)
Virginia Electric & Power
7.375%, 07/01/2002                       500,000         513,422
Carolina Power & Light Co.
7.875%, 04/15/2004                     1,000,000       1,053,968

                See accompanying notes to financial statements.

                  STATE FARM VARIABLE PRODUCT TRUST BOND FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2001
                                  (Unaudited)



                                      Principal
                                        amount         Value
                                      ---------     ------------

Corporate Bonds (Cont.)

Utilities & Energy (Cont.)
Public Service Co. of Colorado
7.125%, 06/01/2006                    $2,000,000    $  2,054,792
                                                    ------------
                                                       3,622,182
                                                    ------------

Total Corporate Bonds
(cost $82,116,611)                                    82,610,477
                                                    ------------

Government Agency Securities (12.2%)

Federal Home Loan Mortgage Corp.
5.250%, 01/15/2006                     5,000,000       4,947,460
6.625%, 09/15/2009                     2,000,000       2,071,444

Federal National Mortgage
Association
7.125%, 03/15/2007                     2,000,000       2,141,256
6.625%, 10/15/2007                     2,000,000       2,089,784
6.625%, 09/15/2009                     2,000,000       2,071,748
                                                    ------------

Total Government Agency Securities
(cost $12,800,257)                                    13,321,692
                                                    ------------

U.S. Treasury Obligations (7.8%)

U.S. Treasury Notes
6.250%, 01/31/2002                     1,000,000       1,014,135
7.000%, 07/15/2006                     2,000,000       2,169,872
6.625%, 05/15/2007                     3,000,000       3,223,008
5.500%, 02/15/2008                     2,000,000       2,030,480
                                                    ------------
Total U.S. Treasury Obligations
(cost $8,284,561)                                      8,437,495
                                                    ------------





                                      Shares or
                                      principal
                                        amount          Value
                                      ---------     ------------
Short-term Investments (3.5%)
JP Morgan Vista Treasury Plus Money
   Market Fund                        3,819,214     $  3,819,214
                                                    ------------

Total Short-term Investments
(cost $3,819,214)                                      3,819,214
                                                    ------------

TOTAL INVESTMENTS (99.3%)
(cost $107,020,643)                                  108,188,878

OTHER ASSETS, NET OF LIABILITIES (0.7%)                  740,535
                                                    ------------
NET ASSETS (100.0%)                                 $108,929,413
                                                    ============


(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2001, the value of this security amounted to $5,164,402 or 4.7% of net assets.

At June 30, 2001, net unrealized appreciation of $1,168,235 consisted of gross unrealized appreciation of $1,988,774 and gross unrealized depreciation of $820,539 based on cost of $107,020,643 for federal income tax purposes.

                See accompanying notes to financial statements.

              STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND
                            PORTFOLIO OF INVESTMENTS
                                  June 30, 2001
                                  (Unaudited)



                                       Shares or
                                       principal
                                         amount       Value
                                       ---------   -----------
Short-term Investments (100.1%)

Agriculture, Foods, & Beverage (9.9%)
Coca-Cola, 3.840%, August, 2001        $2,420,000  $ 2,407,868
Campbell Soup Co., 3.900%,
   September, 2001                      2,450,000    2,428,767
                                                   -----------
                                                     4,836,635
                                                   -----------

Banks (4.9%)
Citicorp, 3.540%, August, 2001          2,410,000    2,395,781
                                                   -----------

Chemicals (5.0%)
Dow Chemical Co., 4.200%, July, 2001    2,440,000    2,438,292
                                                   -----------

Computers (4.9%)
International Business Machines Corp.,
   3.600%, September, 2001              2,410,000    2,389,033
                                                   -----------

Electronic/Electrical Mfg. (4.1%)
General Electric Capital Corp.,
   4.599%, August, 2001                 2,000,000    2,000,000
                                                   -----------

Financial Services (17.2%)
Household Finance Corp., 3.933%,
   July, 2001                           2,000,000    2,000,000
General Motors Acceptance Corp.,
   3.801%, August, 2001                 2,400,000    2,400,000
Ford Motor Credit Co., 3.888%,
   August, 2001                         2,000,000    2,000,000
Caterpillar Financial Services Corp.,
   3.720%, September, 2001              2,000,000    1,996,551
                                                   -----------
                                                     8,396,551
                                                   -----------

Health Care (9.8%)
Merck & Co. Inc., 3.750%, July, 2001    2,420,000    2,417,731
Pfizer Inc., 3.850%, July, 2001 (a)     2,420,000    2,414,824
                                                   -----------
                                                     4,832,555
                                                   -----------

Machinery & Manufacturing (4.9%)

John Deere Capital Corp., 4.183%,
   July, 2001                           2,415,000    2,415,000
                                                   -----------

Oil & Gas (4.9%)
Chevron Corp., 3.948%, July, 2001       2,410,000    2,410,000
                                                   -----------

Regulated Investment Companies (2.0%)
JP Morgan Vista Treasury Plus Money
   Market Fund                            962,196      962,196
                                                   -----------

Telecom & Telecom Equipment (5.0%)
SBC Communications, 3.680%,
   July, 2001 (a)                       2,440,000    2,424,684
                                                   -----------

U.S. Government (27.5%)
Federal National Mortgage
Association,
   4.480%, July, 2001                   3,300,000    3,288,032
Federal Home Loan Mortgage Corp.,
   3.560%, August, 2001                 2,500,000    2,496,192
Federal Home Loan Mortgage Corp.,
   3.730%, August, 2001                 2,789,000    2,778,019
Federal National Mortgage
Association,
   3.840%, August, 2001                 2,000,000    1,991,467
Federal Home Loan Mortgage Corp.,
   3.850%, August, 2001                 2,885,000    2,868,339
                                                   -----------
                                                    13,422,049
                                                   -----------

Total Short-term Investments
(cost $48,922,776)                                  48,922,776
                                                   -----------

TOTAL INVESTMENTS (100.1%)
(cost $48,922,776)                                  48,922,776

LIABILITIES, NET OF OTHER ASSETS (-0.1%)               (34,982)
                                                   -----------
NET ASSETS (100.0%)                                $48,887,794
                                                   ===========



(a) Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2001, the value of these secuties amounted to $4,839,508 or 9.9% of net assets.

At June 30, 2001, the aggregate cost for federal income tax purposes was $48,922,776.

                See accompanying notes to financial statements.

                     (This page intentionally left blank.)

                        STATE FARM VARIABLE PRODUCT TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  June 30, 2001
                                   (Unaudited)

                                                                     Large Cap
                                                                   Equity Index
                                                                       Fund
                                                                  --------------
Assets
  Investments in securities
                                                                  $ 360,764,037
                                                                  =============
     At identified cost
     At value                                                     $ 333,106,906
  Cash                                                                      789
  Foreign currencies at value (cost $158,135)                                --
  Receivable for:
     Dividends and interest                                             267,995
     Shares of the Fund sold                                            222,401
     Securites sold                                                     127,082
     Expense cap reimbursement                                               --
     Variation margin                                                    31,750
  Prepaid expenses                                                       54,104
                                                                  -------------
      Total assets                                                  333,811,027
                                                                  -------------
Liabilities and Net Assets
  Payable for:
     Shares of the Fund redeemed                                         99,988
     Securites purchased                                                636,541
     Manager                                                            304,033
  Accrued liabilities                                                    49,106
                                                                  -------------
     Total Liabilities                                                1,089,668
                                                                  -------------
  Net assets applicable to shares outstanding of common stock     $ 332,721,359
                                                                  -------------
  Fund shares outstanding                                            26,735,700
  Net asset value, offering price and redemption price per share  $       12.44
                                                                  =============
Analysis of Net Assets
  Paid-in-capital                                                 $ 362,416,145
  Accumulated net realized gain (loss)                               (3,658,004)
  Net unrealized appreciation (depreciation)                        (27,712,906)
  Undistributed net investment income                                 1,676,124
                                                                  -------------
                                                                  $ 332,721,359
                                                                  =============
  Net assets applicable to shares outstanding

                 See accompanying notes to financial statements.


     Small Cap       International      Stock & Bond                        Money
   Equity Index      Equity Index         Balanced          Bond           Market
      Fund              Fund                Fund            Fund            Fund
   ------------      -------------      ------------     -----------     ----------


   154,360,532        190,729,316        60,005,904      107,020,643      48,922,776
   ===========        ===========        ==========      ===========      ==========
   156,000,120        168,710,861        56,815,644      108,188,878      48,922,776
           195                 --                --               --              --
            --            158,044                --               --              --

       176,383            394,533                --        1,935,269          66,894
        69,296                 --               890               53             230
           210                431                --               --              --
        11,101             68,217            13,823               --             671
       213,750                 --                --               --              --
        24,360             35,833                --           16,905           8,714
   -----------        -----------        ----------      -----------      ----------
   156,495,415        169,367,919        56,830,357      110,141,105      48,999,285
   -----------        -----------        ----------      -----------      ----------


           302             47,152            39,125           20,353          32,256
       183,625             12,943                --          998,600              --
       217,825            491,048                --          163,352          63,112
        51,155             77,678            13,823           29,387          16,123
   -----------        -----------        ----------      -----------      ----------
       452,907            628,821            52,948        1,211,692         111,491
   -----------        -----------        ----------      -----------      ----------
   156,042,508        168,739,098        56,777,409      108,929,413      48,887,794
   -----------        -----------        ----------      -----------      ----------
    15,630,251         16,360,084         4,753,023       10,956,008      48,887,794
          9.98              10.31             11.95             9.94            1.00
   ===========        ===========        ==========      ===========      ==========

   157,015,511        190,379,208        57,162,956      107,892,688      48,887,794
    (3,335,966)          (416,500)          686,112         (131,510)             --
     1,695,088        (22,845,662)       (3,190,260)       1,168,235              --
       667,875          1,622,052         2,118,601               --              --
   -----------        -----------        ----------      -----------      ----------
   156,042,508        168,739,098        56,777,409      108,929,413      48,887,794
   ===========        ===========        ==========      ===========      ==========

                See accompanying notes to financial statements.

                       STATE FARM VARIABLE PRODUCT TRUST
                            STATEMENTS OF OPERATIONS

                                                    Large Cap                     Small Cap                   International
                                                   Equity Index                  Equity Index                  Equity Index
                                                       Fund                          Fund                          Fund
Six months ended June 30, 2001 (unaudited)  ---------------------------    -------------------------    --------------------------
   and the Year ended December 31, 2000         2001            2000          2001           2000           2001           2000
------------------------------------------  ------------    -----------    ----------    -----------    -----------    -----------
Investment Income:
  Dividends                                 $  1,868,862      3,167,261       987,514      1,535,117      2,001,819      2,788,946
  Interest                                       370,482        879,882        64,282        164,415         25,187        122,375
                                            ------------    -----------    ----------    -----------    -----------    -----------
                                               2,239,344      4,047,143     1,051,796      1,699,532      2,027,006      2,911,321
  Less: foreign withholding taxes                 10,308         14,796           565            577             --        322,250
                                            ------------    -----------    ----------    -----------    -----------    -----------
    Total investment income                    2,229,036      4,032,347     1,051,231      1,698,955      2,027,006      2,589,071

Expenses:
  Investment advisory and management fees        420,132        750,725       280,591        478,452        479,202        930,931
  Professional fees                               20,884         29,806        18,424         27,149         22,595         28,391
  Fidelity bond expense                            1,961          3,484         1,566          2,473          1,597          2,394
  Trustees' fees                                   3,458          4,500         1,407          4,500          1,944          4,500
  Reports to shareowners                          34,749         61,098        33,927         70,943         38,629         45,078
  Security valuation fees                          4,108          8,723        13,444         29,796         25,297         61,033
  Custodian fees                                      --             --            --             --        148,774        353,521
  Proxy and related expense                       34,905             --        14,989             --         18,516             --
  License index fees                              18,614         28,436         4,981          9,999          4,948          9,333
  Fund accounting expense                             --             --            --             --         28,405         55,277
                                            ------------    -----------    ----------    -----------    -----------    -----------
    Total expenses                               538,811        886,772       369,329        623,312        769,907      1,490,458
    Less: expense reimbursement from
     Manager                                          --             --        18,590         25,247        116,449        229,907
                                            ------------    -----------    ----------    -----------    -----------    -----------
     Net expenses                                538,811        886,772       350,739        598,065        653,458      1,260,551
                                            ------------    -----------    ----------    -----------    -----------    -----------
Net investment income                          1,690,225      3,145,575       700,492      1,100,890      1,373,548      1,328,520

Realized and unrealized gain (loss):
  Net realized gain (loss) on sales of
   investments                                   438,390      4,426,535    (3,433,381)    13,261,763       (246,073)     1,732,304
  Net realized gain (loss) on forward
   foreign currency contracts                         --             --            --             --         31,392       (164,071)
  Net realized gain (loss) on foreign
   currency transactions                              --             --            --             --        (68,454)        68,755
  Net realized gain (loss) on futures
   contracts                                  (2,959,475)    (1,512,876)      212,075        192,345             --             --
  Change in unrealized gain (loss) on
   open futures contracts                         58,775       (428,775)        6,775        (66,025)             --             --
  Change in net unrealized appreciation or
   depreciation on investments and foreign
   currency transactions                     (21,913,273)   (35,442,608)   12,308,251    (19,731,229)    (29,056,495)   (30,109,585)
                                            ------------    -----------    ----------    -----------    -----------    -----------
Net realized and unrealized gain (loss) on
 investments                                 (24,375,583)   (32,957,724)    9,093,720     (6,343,146)    (29,339,630)   (28,472,597)
                                            ------------    -----------    ----------    -----------    -----------    -----------
Net change in net assets resulting from
 operations                                 $(22,685,358)    (29,812,149)    9,794,212    (5,242,256)    (27,966,062)   (27,144,077)
                                            ============    ===========    ==========    ===========    ===========    ===========

                See accompanying notes to financial statements.

                                                  Stock & Bond                                            Money
                                                    Balanced                     Bond                     Market
                                                      Fund                       Fund                      Fund
Six months ended June 30, 2001 (unaudited)  ------------------------    ----------------------    ----------------------
   and the Year ended December 31, 2000        2001          2000         2001         2000         2001         2000
------------------------------------------  ----------    ----------    ---------    ---------    ---------    ---------
Investment Income:
  Dividends                                    621,090     1,498,519           --           --           --           --
  Interest                                           3            --    3,212,957    5,397,759    1,230,744    2,654,986
                                            ----------    ----------    ---------    ---------    ---------    ---------
                                               621,093     1,498,519    3,212,957    5,397,759    1,230,744    2,654,986
  Less: foreign withholding taxes                   --            --           --           --           --           --
                                            ----------    ----------    ---------    ---------    ---------    ---------
    Total investment income                    621,093     1,498,519    3,212,957    5,397,759    1,230,744    2,654,986

Expenses:
  Investment advisory and management fees           --            --      255,097      413,149       93,603      165,711
  Professional fees                              6,786         9,160       12,408       18,075        9,939       16,291
  Fidelity bond expense                             --         1,942        1,316        2,160        1,002        1,709
  Trustees' fees                                   572         4,500        1,107        4,500          516        4,500
  Reports to shareowners                         8,495        13,052       15,557       33,116        6,732       13,543
  Security valuation fees                           --            --        2,753        3,923           14          193
  Custodian fees                                 1,579         3,208          993        2,205        1,171        2,055
  Proxy and related expense                      8,704            --       10,094           --        4,698           --
  License index fees                                --            --           --           --           --           --
  Fund accounting expense                           --            --           --           --           --           --
                                            ----------    ----------    ---------    ---------    ---------    ---------
    Total expenses                              26,136        31,862      299,325      477,128      117,675      204,002
    Less: expense reimbursement from
     Manager                                    26,136        31,862           --           --          671           --
                                            ----------    ----------    ---------    ---------    ---------    ---------
     Net expenses                                   --            --      299,325      477,128      117,004      204,002
                                            ----------    ----------    ---------    ---------    ---------    ---------
Net investment income                          621,093     1,498,519    2,913,632    4,920,631    1,113,740    2,450,984

Realized and unrealized gain (loss):
  Net realized gain (loss) on sales of
   investments                                 114,207       588,488           --     (87,888)           --           --
  Net realized gain (loss) on forward
   foreign currency contracts                       --            --           --           --           --           --
  Net realized gain (loss) on foreign
   currency transactions                            --            --           --           --           --           --
  Net realized gain (loss) on futures
   contracts                                        --            --           --           --           --           --
  Change in unrealized gain (loss) on
   open futures contracts                           --            --           --           --           --           --
  Change in net unrealized appreciation or
   depreciation on investments and foreign
   currency transactions                    (1,953,887)   (3,385,483)   1,557,440    2,222,397           --           --
                                            ----------    ----------    ---------    ---------    ---------    ---------
Net realized and unrealized gain (loss) on
 investments                                (1,839,680)   (2,796,995)   1,557,440    2,134,509           --           --
                                            ----------    ----------    ---------    ---------    ---------    ---------
Net change in net assets resulting from
 operations                                 (1,218,587)   (1,298,476)   4,471,072    7,055,140    1,113,740    2,450,984
                                            ==========    ==========    =========    =========    =========    =========


                 See accompanying notes to financial statements.

                        STATE FARM VARIABLE PRODUCT TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                          Large Cap                          Small Cap
                                                                         Equity Index                      Equity Index
                                                                             Fund                              Fund
                                                                ------------------------------    ------------------------------
Six months ended June 30, 2001 (Unaudited) and the Year ended
December 31, 2000                                                    2001         2000                 2001             2000
-------------------------------------------------------------   -------------    -------------    -------------    -------------
From operations:
   Net investment income                                        $   1,690,225        3,145,575          700,492        1,100,890
   Net realized gain (loss)                                        (2,521,085)       2,913,659       (3,221,306)      13,454,108
   Change in net unrealized appreciation or depreciation          (21,854,498)     (35,871,383)      12,315,026      (19,797,254)
                                                                -------------    -------------    -------------    -------------
Net change in net assets resulting from operations                (22,685,358)     (29,812,149)       9,794,212       (5,242,256)
Distributions to shareowners from and in excess of:
   Net investment income                                                   --       (3,179,501)              --       (1,135,504)
   Net realized gain                                                       --       (3,943,549)              --      (14,104,552)
                                                                -------------    -------------    -------------    -------------
Total distributions to shareowners                                         --       (7,123,050)              --      (15,240,056)

From Fund share transactions:
   Proceeds from shares sold                                       36,536,720      127,318,725       12,097,083       45,050,549
   Reinvestment of distributions                                           --        7,123,050               --       15,240,056
                                                                -------------    -------------    -------------    -------------
                                                                   36,536,720      134,441,775       12,097,083       60,290,605
   Less payments for shares redeemed                                1,875,702        2,346,079          411,687          648,693
                                                                -------------    -------------    -------------    -------------
Net increase in net assets from Fund share transactions            34,661,018      132,095,696       11,685,396       59,641,912
                                                                -------------    -------------    -------------    -------------
   Total increase (decrease) in net assets                         11,975,660       95,160,497       21,479,608       39,159,600
                                                                -------------    -------------    -------------    -------------
Net assets:
   Beginning of period                                            320,745,699      225,585,202      134,562,900       95,403,300
                                                                -------------    -------------    -------------    -------------
   End of period*                                               $ 332,721,359    $ 320,745,699    $ 156,042,508      134,562,900
                                                                =============    =============    =============    =============
                                                                $   1,676,124    $          --          667,875               --
                                                                =============    =============    =============    =============
*Including undistributed net investment income

                See accompanying notes to financial statements.

         International                    Stock & Bond                                                        Money
         Equity Index                       Balanced                            Bond                          Market
             Fund                             Fund                              Fund                           Fund
-----------------------------    ------------------------------    -----------------------------    -----------------------------

     2001            2000             2001            2000              2001            2000            2001             2000
-------------   -------------    -------------   --------------    -------------   -------------    -------------   -------------

    1,373,548       1,328,520          621,093        1,498,519        2,913,632       4,920,631        1,113,740       2,450,984
     (283,135)      1,636,988          114,207          588,488               --         (87,888)              --              --
  (29,056,495)    (30,109,585)      (1,953,887)      (3,385,483)       1,557,440       2,222,397               --              --
-------------   -------------    -------------   --------------    -------------   -------------    -------------   -------------
  (27,966,082)    (27,144,077)      (1,218,587)      (1,298,476)       4,471,072       7,055,140        1,113,740       2,450,984

           --      (1,449,596)              --         (958,122)      (2,913,632)     (4,920,631)      (1,113,740)     (2,450,984)
           --      (2,725,184)              --               --               --              --               --              --
-------------   -------------    -------------   --------------    -------------   -------------    -------------   -------------
           --      (4,174,780)              --         (958,122)      (2,913,632)     (4,920,631)      (1,113,740)     (2,450,984)


   15,352,752      56,735,777        5,355,843       18,506,695       11,601,790      23,178,464        7,359,435      19,030,818
           --       4,174,780               --          958,122        2,913,632       4,920,631        1,113,740       2,450,984
-------------   -------------    -------------   --------------    -------------   -------------    -------------   -------------
   15,352,752      60,910,557        5,355,843       19,464,817       14,515,422      28,099,095        8,473,175      21,481,802
      410,127         490,157          980,062        1,746,803        2,868,083       5,455,116        4,550,611      15,168,053
-------------   -------------    -------------   --------------    -------------   -------------    -------------   -------------
   14,942,625      60,420,400        4,375,781       17,718,014       11,647,339      22,643,979        3,922,564       6,313,749
-------------   -------------    -------------   --------------    -------------   -------------    -------------   -------------
  (13,023,457)     29,101,543        3,157,194       15,461,416       13,204,779      24,778,488        3,922,564       6,313,749
-------------   -------------    -------------   --------------    -------------   -------------    -------------   -------------

  181,762,555     152,661,012       53,620,215       38,158,799       95,724,634      70,946,146       44,965,230      38,651,481
-------------   -------------    -------------   --------------    -------------   -------------    -------------   -------------
  168,739,098     181,762,555       56,777,409       53,620,215      108,929,413      95,724,634       48,887,794      44,965,230
=============   =============    =============   ==============    =============   =============    =============   =============
    1,622,052         285,566        2,118,601        1,497,508               --              --               --              --
=============   =============    =============   ==============    =============   =============    =============   =============

                 See accompanying notes to financial statements.

                       STATE FARM VARIABLE PRODUCT TRUST

                          NOTES TO FINANCIAL STATEMENTS


1. Objective

State Farm Variable Product Trust (the "Trust") has six separate investment portfolios (the "Funds"). Shares of each Fund are offered exclusively in connection with variable annuity and variable life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions, and attendant risks.

The Large Cap Equity Index Fund (Large Cap Fund) seeks to match the performance of the Standard and Poor's Composite Index of 500 Stocks(R) (the "S&P 500") by investing in the securities that make up the S&P 500. The S&P 500 tracks the common stock performance of 500 large U.S. companies in the manufacturing, utility, transportation, and financial industries.

The Small Cap Equity Index Fund (Small Cap Fund) seeks to match the performance of the Russell 2000 Small Stock Index(R) (the "Russell 2000"). This Fund invests primarily in some of the stocks found in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies. The International Equity Index Fund (International Fund) seeks to match the performance of the Morgan Stanley Capital International Europe, Australia and Far East Free Index(R) (the "EAFE Free"). This Fund invests primarily in some of the stocks found in the EAFE Free. The EAFE Free tracks the common stock (or equivalent) performance of companies in which U.S. investors can invest in Europe, Australia, New Zealand and the Far East.

The Stock and Bond Balanced Fund (Balanced Fund) seeks long-term growth of capital, balanced with current income. This Fund invests in the Large Cap and Bond Funds. The Bond Fund (Bond Fund) seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. This Fund invests primarily in bonds issued by domestic companies. The Money Market Fund (Money Market Fund) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

2. Significant accounting policies

Security valuation

Investments are stated at value. Stocks traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the closing values of such securities on their respective exchanges where primarily traded. Long-term debt securities and U.S. Treasury bills are valued using quotations provided by an independent pricing service. All of the securities and assets of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Funds are valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Any securities not valued as described above are valued at a fair value as determined in good faith by the Board of Trustees or its delegate.

Securities transactions and investment income

Security transactions are accounted for on trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums on money market instruments and long-term debt instruments. Realized gains and losses from security transactions are reported on an identified cost basis.

                        STATE FARM VARIABLE PRODUCT TRUST

Fund share valuation

Fund shares are sold and redeemed on a continuous basis at net asset value. Net asset value per share is determined daily on each day the New York Stock Exchange is open, except that a Fund need not compute a net asset value on any day when no purchase or redemption order has been received by the Fund. The net asset values are determined as of the close of regular session trading on the New York Stock Exchange (usually 3:00 p.m. Bloomington, Illinois, time). The net asset value per share is computed by dividing the total value of the Fund's investments and other assets, less liabilities, by the respective number of Fund shares outstanding.

Federal income taxes, dividends and distributions to shareowners

It is the Funds' policy to comply with the special provisions of the Internal Revenue Code available to investment companies and, in the manner provided therein, to distribute all of their taxable income, as well as any net realized gain on sales of investments reportable for federal income tax purposes. The Funds' intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

Dividends and distributions payable to shareowners are recorded by the Large Cap, Small Cap, International, and Balanced Funds on the ex-dividend date. The Bond and Money Market Funds declare daily dividends equal to each Fund's respective net investment income, and distributions of such amounts are made at the end of each calendar quarter.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. The differences are primarily due to differing treatments for futures contracts (Large Cap and Small Cap Funds), the recognition of net realized losses (Large Cap, Small Cap and Bond Funds), and foreign currency transactions (International
Fund).

The International Fund has elected to mark-to-market its investments in Passive Foreign Investment Companies ("PFICs") for federal income tax purposes. In accordance with this election, the International Fund recognized unrealized appreciation relating to PFIC transactions of $345,413 during 2000 which is treated as ordinary income for federal income taxes. Cumulative mark-to-market on PFIC's at December 31, 2000, amounted to $812,689.

The International Fund distributions from Net Investment Income includes $150,646 in 2000 relating to PFICs and foreign currency gains.

The accumulated net realized loss on sales of investments in the Bond Fund at December 31, 2000, amounting to $131,510 is available to offset future taxable gains. If not applied, the capital loss carryover expires as follows: $87,888 in 2008, $26,498 in 2007, and $17,124 in 2006.

Foreign currency translations

Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Other Trust expense are allocated between the Funds in proportion to their relative net assets.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Financial instruments

The Large Cap, Small Cap, and International Funds may enter into stock index futures contracts to hedge a portion of their portfolios. These contracts obligate a Fund to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Gains and losses are reflected as net realized gain (loss) on futures contracts in the statement of operations. Additionally, the International Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell foreign currencies. The Fund bears the market risk that arises from changes in the value of financial instruments and securities indices (futures contracts) or from changes in foreign currency rates (forward foreign currency contracts) and the credit risk should a counterparty fail to perform under such contracts.

                        STATE FARM VARIABLE PRODUCT TRUST

3. Transactions with affiliates

The Trust has an investment advisory and management services agreement with State Farm Investment Management Corp. ("Manager") who serves as the Trust's investment adviser and conducts the business and affairs of the Trust. Each Fund pays the Manager an investment advisory fee (computed on a daily basis and paid quarterly) at the following annual rates:

Large Cap Fund                   .26% of average daily net assets

Small Cap Fund                   .40% of average daily net assets

International Fund               .55% of average daily net assets

Balanced Fund                    None

Bond Fund                        .50% of average daily net assets

Money Market Fund                .40% of average daily net assets

The Manager has agreed not to be paid an investment advisory fee for performing its services for the Balanced Fund and has agreed to reimburse any other expenses incurred by the Balanced Fund. This expense limitation arrangement is voluntary and may be eliminated by the Manager at any time. However, the Manager receives investment advisory fees from managing the underlying Funds in which the Balanced Fund invests.

With respect to each of the Funds other than the Balanced and International Funds, the Manager has agreed to reimburse the expenses incurred by the Fund, other than the investment advisory fee, that exceed .10% of such Fund's average daily net assets. With respect to the International Fund, the Manager has agreed to reimburse the expenses incurred by the Fund, other than the investment advisory fee, that exceed .20% of the Fund's average daily net assets. These expense limitation arrangements are voluntary and may be eliminated by the Manager at any time.

                        STATE FARM VARIABLE PRODUCT TRUST

Investment advisory and management fees and expenses reimbursed were as follows:

                         Six months ended                   Year ended
                       June 30, 2001 (Unaudited)         December 31, 2000
                      ---------------------------   ---------------------------
                        Investment                    Investment
                       Advisory and     Expenses     Advisory and     Expenses
Fund                  Management Fee   Reimbursed   Management Fee   Reimbursed
----                  --------------   ----------   --------------   ----------
Large Cap Fund           $420,132            --        750,725             --
Small Cap Fund            280,591        18,590        478,452         25,247
International Fund        479,202       116,449        930,931        229,907
Balanced Fund                  --        26,136             --         31,862
Bond Fund                 255,097            --        413,149             --
Money Market Fund          93,603           671        165,711             --

The Funds do not pay any discount, commission or other compensation for transfer agent or underwriting services provided by the Manager.

The Manager has engaged Barclays Global Fund Advisors ("Barclay's") as the investment sub-advisor to provide day-to-day portfolio management for the Large Cap, Small Cap, and International Funds. In accordance with the overall investment objectives of each respective Fund, Barclay's determines which securities to buy and sell for each of these Funds, selects the brokers and dealers to effect the transactions, and negotiates commissions.

Certain officers and/or trustees of the Trust are also officers and/or directors of the Manager. The Funds made no payments to their officers or trustees except for the following trustees' fees paid to or accrued for the Trust's independent trustees:

                          Six months ended            Year ended
                       June 30, 2001 (Unaudited)   December 31, 2000
                       -------------------------   -----------------
Large Cap Fund                   $3,458                  4,500
Small Cap Fund                    1,407                  4,500
International Fund                1,944                  4,500
Balanced Fund                       572                  4,500
Bond Fund                         1,107                  4,500
Money Market Fund                   516                  4,500

                        STATE FARM VARIABLE PRODUCT TRUST

 4. Investment transactions

Investment transactions (exclusive of short-term instruments) were as follows:

                                                   Six months ended                Year ended
                                               June 30, 2001 (Unaudited)        December 31, 2000
                                               -------------------------        -----------------
Large Cap Fund

   Purchases                                        $41,815,437                    146,766,097
   Proceeds from sales                                2,410,462                     16,590,933
Small Cap Fund

   Purchases                                         16,380,663                    100,477,736
   Proceeds from sales                                8,860,514                     53,622,093
International Fund

   Purchases                                         35,523,208                     69,823,547
   Proceeds from sales                               18,930,764                     10,818,300
Balanced Fund

   Large Cap Fund

     Purchases                                        4,846,503                     12,476,520
     Proceeds from sales                                221,270                        748,507
   Bond Fund

     Purchases                                        2,118,187                      8,857,065
     Proceeds from sales                              1,782,197                      2,001,560
Bond Fund

     Purchases                                       19,019,626                     25,935,011
     Proceeds from sales                              7,926,000                      2,730,540

 5. Futures and foreign currency contracts

The Large Cap and Small Cap Funds had the following open futures contracts at June 30, 2001:

                                                                                             Unrealized
                                    Number of   Contract                Expiration         Gain (Loss) at
Fund               Type             Contracts    amount     Position       month       06/30/2001 (Unaudited)
----               ----             ---------  ----------   --------   -------------   ----------------------
Large Cap Fund  S&P 500 Index          10      $3,079,250     Long     September `01        $(55,775)

Small Cap Fund  Russell 2000 Index     25       6,445,000     Long     September `01          55,500

The aggregate market value of investments pledged to cover margin requirements for the open positions at June 30, 2001 were $3,135,025 and $6,389,500 in the Large Cap and Small Cap Funds, respectively.

                        STATE FARM VARIABLE PRODUCT TRUST

The International Fund had the following open forward foreign currency contracts at June 30, 2001:

================================================================================
      Foreign                                               Unrealized
      amount         Currency            U.S. Dollar        Gain (Loss)
      -------        --------            -----------        -----------
      962,200        Japanese Yen        $7,717                $(18)

        2,603        Euro                 2,203                   2
                                                               ----
                                          Total                $(16)
                                                               ====
================================================================================

6. Fund share transactions

Proceeds and payments on Fund shares as shown in the statements of changes in net assets are in respect of the following number of shares:

=======================================================================================================================

                             Large Cap Fund                    Small Cap Fund                  International Fund
                     ------------------------------    -------------------------------   ------------------------------
                     Six months ended   Year ended     Six months ended    Year ended    Six months ended   Year ended
                      June 30, 2001    December 31,     June 30, 2001     December 31,    June 30, 2001    December 31,

                       (Unaudited)         2000          (Unaudited)          2000          (Unaudited)         2000
                     ----------------  ------------    ----------------   ------------   ----------------  ------------
Shares sold             2,883,584        8,673,965        1,301,439        4,086,209        1,377,256       4,210,737
Shares issued in
reinvestment of
ordinary income
dividends and
realized
gain distributions             --          527,633               --        1,594,148               --         347,898
                        ---------        ---------        ---------        ---------        ---------       ---------
                        2,883,584        9,201,598        1,301,439        5,680,357        1,377,256       4,558,635
Less shares redeemed      152,552          161,786           44,906           61,116           36,777          37,912
                        ---------        ---------        ---------        ---------        ---------       ---------
Net increase in
shares
outstanding             2,731,032        9,039,812        1,256,533        5,619,241        1,340,479       4,520,723
                        =========        =========        =========        =========        =========       =========
=======================================================================================================================


=======================================================================================================================

                              Balanced Fund                       Bond Fund                     Money Market Fund
                     ------------------------------    -------------------------------   ------------------------------
                     Six months ended   Year ended     Six months ended    Year ended    Six months ended   Year ended
                      June 30, 2001    December 31,     June 30, 2001     December 31,    June 30, 2001    December 31,

                       (Unaudited)         2000          (Unaudited)          2000          (Unaudited)         2000
                     ----------------  ------------    ----------------   ------------   ----------------  ------------
Shares sold               445,407        1,458,063        1,169,121        2,422,393        7,359,437      19,030,818
Shares issued in
reinvestment of
ordinary
income dividends and
realized gain
distributions                  --           78,023          292,401          509,573        1,113,740       2,450,984
                        ---------        ---------        ---------        ---------        ---------       ---------
                          445,407        1,536,086        1,198,522        2,931,966        8,473,177      21,481,802
Less shares redeemed       82,065          139,379          287,654          566,768        4,550,613      15,168,053
                        ---------        ---------        ---------        ---------        ---------       ---------
Net increase in shares
outstanding               363,342        1,396,707        1,173,868        2,365,198        3,922,564       6,314,749
                        =========        =========        =========        =========        =========       =========
=======================================================================================================================

          STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

(For a share outstanding throughout each period)

                                                         Six months ended     Year ended December 31,     From inception date of
                                                          June 30, 2001       -----------------------       January 22, 1998 to
                                                           (Unaudited)          2000           1999          December 31, 1998
                                                         ----------------     -----------------------     ----------------------
Net asset value, beginning of period                          $13.36           15.07          12.80               10.00
Income from Investment Operations
   Net investment income                                        0.07(a)         0.13           0.20                0.12
   Net gain (loss) on investments (both realized and           (0.99)          (1.54)          2.40                2.80
   unrealized)
                                                              ------           -----          -----               -----
   Total from investment operations                            (0.92)          (1.41)          2.60                2.92
                                                              ------           -----          -----               -----
Less Distributions
   Net investment income                                          --           (0.13)         (0.20)              (0.12)
   Net realized gain                                              --           (0.17)         (0.13)                 --
                                                              ------           -----          -----               -----
   Total distributions                                            --           (0.30)         (0.33)              (0.12)
                                                              ------           -----          -----               -----

Net asset value, end of period                                $12.44           13.36          15.07               12.80
                                                              ======           =====          =====               =====
Total Return                                                   (6.89)%(b)      (9.35)%        20.36%              29.26%(b)
Net assets, end of period (millions)                          $332.7           320.7          225.6                53.3
Ratios to average net assets
   Expenses                                                     0.33%(c)        0.31%          0.34%               0.32%(c)
   Net investment income                                        1.05%(c)        1.08%          1.25%               1.55%(c)
Portfolio turnover rate                                            2%(c)           6%             4%                  7%

(a)  Based on monthly average shares outstanding during the period.
(b)  Not annualized.
(c)  Determined on an annualized basis.

                See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)


                                                                 Six months ended   Year ended December 31,   From inception date of
                                                                  June 30, 2001     -----------------------     January 22, 1998 to
                                                                   (Unaudited)        2000           1999        December 31, 1998
                                                                 ----------------   -----------------------   ----------------------
Net asset value, beginning of period                                  $ 9.36         10.90           9.54             10.00

Income from Investment Operations
  Net investment income                                                 0.05(a)       0.09           0.41              0.27
  Net gain (loss) on investments (both realized and unrealized)         0.57         (0.43)          1.51             (0.46)
                                                                      ------        ------          -----             -----
  Total from investment operations                                      0.62         (0.34)          1.92             (0.19)
                                                                      ------        ------          -----             -----
Less Distributions
  Net investment income                                                   --         (0.09)         (0.41)            (0.09)
  Net realized gain                                                       --         (1.11)         (0.15)            (0.18)
                                                                      ------        ------          -----             -----
  Total distributions                                                     --         (1.20)         (0.56)            (0.27)
                                                                      ------        ------          -----             -----
Net asset value, end of period                                        $ 9.98          9.36          10.90              9.54
                                                                      ======        ======          =====             =====
Total Return                                                            6.62%(b)     (3.39)%        20.24%            (1.89)%(b)

Net assets, end of period (millions)                                  $156.0          34.6           95.4              41.6

Ratios to average net assets assuming expense limitations
  Expenses                                                              0.50%(c)      0.50%          0.50%             0.50%(c)
  Net investment income                                                 1.00%(c)      0.92%          1.11%             1.11%(c)

Ratios to average net assets absent expense limitations
  Expenses                                                              0.53%(c)      0.52%          0.62%             0.55%(c)
  Net investment income                                                 0.97%(c)      0.90%          0.99%             1.06%(c)

Portfolio turnover rate                                                   13%(c)        46%            46%               38%

(a) Based on monthly average shares outstanding during the period.
(b) Not annualized.
(c) Determined on an annualized basis.

                See accompanying notes to financial statements.

        STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)



                                                                 Six months ended   Year ended December 31,   From inception date of
                                                                  June 30, 2001     -----------------------     January 22, 1998 to
                                                                   (Unaudited)        2000           1999        December 31, 1998
                                                                 ----------------   -----------------------   ----------------------
Net asset value, beginning of period                                 $ 12.10         14.54          11.63             10.00

Income from Investment Operations
   Net investment income                                                0.09(a)       0.10(d)        0.13              0.13
   Net gain (loss) on investments (both realized and unrealized)       (1.88)        (2.25)          2.92              1.65
                                                                     -------        ------          -----             -----
   Total from investment operations                                    (1.79)        (2.15)          3.05              1.78
                                                                     -------        ------          -----             -----
Less Distributions
   Net investment income                                                  --         (0.10)         (0.12)            (0.15)
   Net realized gain                                                      --         (0.19)         (0.02)               --
                                                                     -------        ------          -----             -----
   Total distributions                                                    --         (0.29)         (0.14)            (0.15)
                                                                     -------        ------          -----             -----
Net asset value, end of period                                         10.31         12.10          14.54             11.63
                                                                     =======        ======          =====             =====
Total Return                                                          (14.79)%(b)   (14.81)%        26.21%            17.90%(b)
Net assets, end of period (millions)                                  $168.7         181.8          152.7              76.7

Ratios to average net assets assuming expense limitations
   Expenses                                                             0.75%(c)      0.75%          0.75%             0.75%(c)
   Net investment income                                                1.58%(c)      0.78%          1.02%             1.27%(c)

Ratios to average net assets absent expense limitations
   Expenses                                                             0.88%(c)      0.88%          0.94%             0.93%(c)
   Net investment income                                                1.45%(c)      0.65%          0.83%             1.09%(c)

Portfolio turnover rate                                                   22%(c)         6%            12%                6%

(a) Based on monthly average shares outstanding during the period.
(b) Not annualized.
(c) Determined on an annualized basis.
(d) Based on monthly average shares outstanding during the period.

                See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)


                                                                 Six months ended   Year ended December 31,   From inception date of
                                                                  June 30, 2001     -----------------------     January 29, 1998 to
                                                                   (Unaudited)        2000           1999        December 31, 1998
                                                                 ----------------   -----------------------   ----------------------
Net asset value, beginning of period                                  $12.22         12.75          11.41             10.00

Income from Investment Operations
   Net investment income                                                0.14(a)       0.24           0.25              0.14
   Net gain (loss) on investments (both realized and unrealized)       (0.41)        (0.55)          1.11              1.32
                                                                      ------         -----          -----             -----
   Total from investment operations                                    (0.27)        (0.31)          1.36              1.46
                                                                      ------         -----          -----             -----
Less Distributions
   Net investment income                                                  --         (0.22)         (0.02)            (0.05)
                                                                      ------         -----          -----             -----
   Total distributions                                                    --         (0.22)         (0.02)            (0.05)
                                                                      ------         -----          -----             -----
Net asset value, end of period                                        $11.95         12.22          12.75             11.41
                                                                      ======         =====          =====             =====
Total Return                                                           (2.21)%(b)    (2.42)%        11.88%            14.66%(b)

Net assets, end of period (millions)                                  $ 56.8          53.6           38.2               5.6

Ratios to average net assets assuming expense limitations
   Expenses                                                             0.00%(c)      0.00%          0.00%             0.00%(c)
   Net investment income                                                2.25%(c)      3.15%          4.50%             3.43%(c)

Ratios to average net assets absent expense limitations
   Expenses                                                             0.09%(c)      0.07%          0.14%             1.01%(c)
   Net investment income                                                2.16%(c)      3.08%          4.36%             2.42%(c)

Portfolio turnover rate                                                    7%(c)         6%             2%               18%

(a)  Based on monthly average shares outstanding during the period.
(b)  Not annualized.
(c)  Determined on an annualized basis.

                See accompanying notes to financial statements.

                   STATE FARM VARIABLE PRODUCT TRUST BOND FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                           Six months ended    Year ended December 31,    From inception date of
                                                            June 30, 2001      -----------------------     January 22, 1998 to
                                                             (Unaudited)         2000          1999         December 31, 1998
                                                           ----------------    -------        ------      ----------------------
Net asset value, beginning of period                           $ 9.79            9.57         10.15              10.00

Income from Investment Operations
   Net investment income                                         0.28(a)         0.57          0.52               0.49
   Net gain (loss) on investments (both realized and
   unrealized)                                                   0.15            0.22         (0.58)              0.15
                                                               ------           -----         -----              -----
   Total from investment operations                              0.43            0.79         (0.06)              0.64
                                                               ------           -----         -----              -----
Less Distributions
   Net investment income                                        (0.28)          (0.57)        (0.52)             (0.49)
                                                               ------           -----         -----              -----
   Total distributions                                          (0.28)          (0.57)        (0.52)             (0.49)
                                                               ------           -----         -----              -----
Net asset value, end of period                                 $ 9.94            9.79          9.57              10.15
                                                               ======           =====         =====              =====
Total Return                                                     4.43%(b)        8.44%        (0.57)%             6.49%(b)
Net assets, end of period (millions)                           $108.9            95.7          70.9               24.7
Ratios to average net assets assuming expense limitations
   Expenses                                                      0.59%(c)        0.57%         0.60%              0.57%(c)
   Net investment income                                         5.71%(c)        5.92%         5.38%              5.14%(c)
Ratios to average net assets absent expense limitations
   Expenses                                                      0.59%(c)        0.57%         0.62%              0.57%(c)
   Net investment income                                         5.70%(c)        5.92%         5.36%              5.14%(c)
Portfolio turnover rate                                            16%(c)           3%            7%                26%

(a) Based on monthly average shares outstanding during the period.
(b) Not annualized.
(c) Determined on an annualized basis.

                See accompanying notes to financial statements.

               STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)


                                                         Six months ended     Year ended December 31,     From inception date of
                                                          June 30, 2001       -----------------------       January 22, 1998 to
                                                           (Unaudited)          2000           1999          December 31, 1998
                                                         ----------------     -----------------------     ----------------------
Net asset value, beginning of period                          $ 1.00            1.00           1.00                 1.00
Income from Investment Operations
   Net investment income                                        0.02(a)         0.06           0.05                 0.05
                                                              ------           -----          -----                -----
   Total from investment operations                             0.02            0.06           0.05                 0.05
                                                              ------           -----          -----                -----
Less Distributions
   Net investment income                                       (0.02)          (0.06)         (0.05)               (0.05)
                                                              ------           -----          -----                -----
   Total distributions                                         (0.02)          (0.06)         (0.05)               (0.05)
                                                              ------           -----          -----                -----
Net asset value, end of period                                $ 1.00            1.00           1.00                 1.00
                                                              ======           =====          =====                =====
Total Return                                                    2.40%(b)        5.99%          4.77%                4.76%(b)
Net assets, end of period (millions)                          $ 48.9            45.0           38.7                 18.7
Ratios to average net assets assuming expense limitations
   Expenses                                                     0.50%(c)        0.49%          0.50%                0.43%(c)
   Net investment income                                        4.76%(c)        5.88%          4.75%                5.04%(c)
Ratios to average net assets absent expense limitations
   Expenses                                                     0.50%(c)        0.49%          0.53%                0.52%(c)
   Net investment income                                        4.74%(c)        5.88%          4.72%                4.95%(c)


(a) Based on monthly average shares outstanding during the period.
(b) Not annualized.
(c) Determined on an annualized basis.

                See accompanying notes to financial statements.

                     (This page intentionally left blank.)

                         NOTICE OF WITHHOLDING ELECTION

This notice does not apply to distributions which qualify as eligible rollover distributions from tax-sheltered annuities (TSAs) and qualified employer retirement plans. We may be required to withhold 20% federal income tax on such eligible rollover distributions. To determine whether your distribution qualifies as an eligible rollover distribution and whether withholding applies, see the Special Tax Notice Regarding Plan Payments which is enclosed in the quarterly statements for TSA and qualified employer retirement plan participants.

Proceeds from your account not subject to the mandatory withholding described above, may be subject to federal and state income tax withholding unless you elect not to have withholding apply. Withholding will only apply to the portion of your distribution that is included in your income subject to federal income tax. There will be no withholding on non-taxable distributions.

We are required by Federal Income Tax law to notify you of your right to elect not to have taxes withheld from any actual or deemed distribution, or to revoke your election to have taxes withheld, if one is in effect. If an election has not been filed with us, we are required to withhold 10% of the taxable amount of your distribution for federal income taxes.

You may have made a previous withholding election. If so, that election will continue in force until you change your election. If you elect not to have withholding apply to your distribution, or if you do not have enough federal income tax withheld from your distribution, you may be responsible for payment of estimated tax and you may incur penalties if your withholding and estimated tax payments are not sufficient.

You may establish, change or revoke your Withholding Election at any time by one of the following methods:

     . complete and mail this form to:
       State Farm Variable Products
       Administration Department
       P.O. Box 2307
       Bloomington, IL 61702-2307 or

     . call our toll free number 1-888-702-2307 (if you have telephone authority) or

     . fax the election form to 1-309-735-0307 and mail original to us.

If we receive your election using any of the above mentioned methods at least 10 days prior to your next scheduled payment, your next check will reflect the change. Otherwise, the change will be reflected on any subsequent payments.

                           WITHHOLDING ELECTION FORM


--------------------------------------------------------------------------------
(Type or print your full name)


--------------------------------------------------------------------------------
(Your Social Security Number)


--------------------------------------------------------------------------------
(Home address-numbers & street or rural route)


--------------------------------------------------------------------------------
(City or town, state and ZIP code)


--------------------------------------------------------------------------------
(Policy Number)


--------------------------------------------------------------------------------
(Date)

[_] 1. I elect not to have federal income tax withheld from my distribution (Do not complete lines 2-4.)

If you elect not to have withholding apply to your distribution, or if you do not have enough federal income tax withheld from your distribution, you may be responsible for payment of estimated tax and you may incur penalties if your withholding and estimated tax payments are not sufficient.

[_]  2. I want federal withholding from my distribution

If you would like an additional amount of federal withholding taken from the taxable distribution amount, please indicate the additional withholding amount (not less than $5.00) or percentage (not less than 10%)

----------------------

[_]  3. I elect not to have state income tax withheld from my distribution

[_]  4. I want state withholding from my distribution

If you would like an additional amount of state withholding taken from your payment, please indicate the additional withholding amount $________________

(Note: not all states allow withholding or specify rates of withholding. If you indicate withholding or an amount and reside in a state where withholding is not allowed, no state tax will be withheld. If you do not indicate you want withholding or specify an amount and reside in a state that requires withholding at your request only, no state tax will be withheld.)

[_]  5. Other: (please specify)
                               -------------------------------------------------


                               -------------------------------------------------


--------------------------------------------------------------------------------
(Participant's Signature)


----------------------
(Date)

Return your completed form to:          State Farm Variable Products
                                        Administration Department
                                        P.O. Box 2307
                                        Bloomington, IL 61702-2307

       State Farm VP Management Corp.
(Underwriter & Distributor of Securities Products)               U.S. POSTAGE
          One State Farm Plaza
                                                                     PAID

    Bloomington, Illinois 61710-0001                             STATE FARM

      FORWARDING SERVICE REQUESTED                          INSURANCE COMPANIES

                                                             PRESORTED STANDARD












                         [LOGO OF STATE FARM INSURANCE]


                                   Issued By:

                        State Farm Life Insurance Company

                     (Not licensed in New York or Wisconsin)
                 State Farm Life and Accident Assurance Company

                      (Licensed in New York and Wisconsin)

                       Home Offices: Bloomington, Illinois

                         State Farm VP Management Corp.
               (Underwriter & Distributor of Securities Products)
                          Three State Farm Plaza South

                        Bloomington, Illinois 61791-0001

                                 1-888-702-2307

                                  231.3602.2-CH